UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09036

UBS Relationship Funds

(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management 51 West 52nd Street New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Bruce Leto, Esq. Stradley Ronon Stevens & Young, LLP 2600 One Commerce Square Philadelphia, PA 19103-7098

Registrant’s telephone number, including area code:  212-882 5000

Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2007

Item 1. Portfolio of investments

UBS Global Securities Relationship Fund – Portfolio of investments
March 31, 2007 (unaudited)

	Shares	Value

Equities – 61.64%
US equities – 46.03%
Abercrombie & Fitch Co.	43,600	$3,299,648
Adobe Systems, Inc.*	84,800	3,536,160
Akamai Technologies, Inc.*	17,600	878,592
Allergan, Inc.	293,800	32,558,916
Allstate Corp.	193,300	11,609,598
Amazon.com, Inc.*	219,200	8,721,968
American Electric Power Co., Inc.	246,650	12,024,188
American International Group, Inc.	163,000	10,956,860
Analog Devices, Inc.	412,700	14,234,023
Anheuser-Busch Cos., Inc.	173,200	8,739,672
Apache Corp.	22,800	1,611,960
Apple, Inc.*	68,300	6,345,753
AT&T, Inc.	491,100	19,364,073
Baxter International, Inc.	100,600	5,298,602
BEA Systems, Inc.*	427,200	4,951,248
Best Buy Co., Inc.	43,100	2,099,832
Boeing Co.	18,200	1,618,162
BorgWarner, Inc.	182,700	13,779,234
Bristol-Myers Squibb Co.	551,000	15,295,760
Broadcom Corp., Class A*	71,800	2,302,626
Burlington Northern Santa Fe Corp.	337,700	27,161,211
C.R. Bard, Inc.	52,500	4,174,275
Carnival Corp.	403,500	18,908,010
Cephalon, Inc.*	69,200	4,927,732
Chevron Corp.	100,000	7,396,000
Chico’s FAS, Inc.*	311,400	7,607,502
Cisco Systems, Inc.*	253,000	6,459,090
Citigroup, Inc.	1,055,875	54,208,622
City National Corp.	78,100	5,748,160
Coach, Inc.*	184,300	9,224,215
Constellation Brands, Inc., Class A*	419,200	8,878,656
Costco Wholesale Corp.	306,100	16,480,424
Dell, Inc.*	338,400	7,854,264
Dominion Resources, Inc.	36,100	3,204,597
Dun & Bradstreet Corp.	19,700	1,796,640
eBay, Inc.*	200,600	6,649,890
Embarq Corp.	63,301	3,567,011
ENSCO International, Inc.	218,600	11,891,840
EOG Resources, Inc.	148,500	10,593,990
Exelon Corp.	500,500	34,389,355
Expeditors International of Washington, Inc.	52,700	2,177,564
Express Scripts, Inc.*	55,200	4,455,744
Exxon Mobil Corp.	162,600	12,268,170
FedEx Corp.	178,800	19,208,484
Fifth Third Bancorp	492,800	19,066,432
Fortune Brands, Inc.	138,900	10,948,098
Freddie Mac	207,900	12,367,971
Genentech, Inc.*	46,300	3,802,156
General Dynamics Corp.	53,900	4,117,960
General Electric Co.	992,100	35,080,656
Genzyme Corp.*	342,900	20,580,858
Goldman Sachs Group, Inc.	18,900	3,905,307
Google, Inc., Class A*	21,700	9,942,072
H&R Block, Inc.	92,300	1,941,992
Halliburton Co.[1]	337,400	10,709,076
Harley-Davidson, Inc.	130,300	7,655,125
Harman International Industries, Inc.	14,800	1,421,984
Hartford Financial Services Group, Inc.	133,400	12,750,372
Hilton Hotels Corp.	63,700	2,290,652
Hologic, Inc.*	40,000	2,305,600
Home Depot, Inc.	450,400	16,547,696
Illinois Tool Works, Inc.	462,800	23,880,480
Intel Corp.	1,107,200	21,180,736
International Game Technology	33,000	1,332,540
Johnson & Johnson	279,824	16,862,194
Johnson Controls, Inc.	280,800	26,569,296
JPMorgan Chase & Co.	472,400	22,854,712
Las Vegas Sands Corp.*	31,400	2,719,554
Linear Technology Corp.	272,700	8,614,593

Masco Corp.	799,900	21,917,260
McAfee, Inc.*	261,300	7,598,604
McGraw-Hill Cos., Inc.	192,700	12,116,976
Medco Health Solutions, Inc.*	187,500	13,599,375
Medtronic, Inc.	294,900	14,467,794
Mellon Financial Corp.	612,900	26,440,506
Merck & Co., Inc.	363,500	16,055,795
Merrill Lynch & Co., Inc.	43,700	3,568,979
Microsoft Corp.	1,702,000	47,434,740
Millennium Pharmaceuticals, Inc.*	499,200	5,670,912
Monster Worldwide, Inc.*	83,800	3,969,606
Moody’s Corp.	16,500	1,023,990
Morgan Stanley	630,050	49,622,738
National Semiconductor Corp.	368,700	8,900,418
Network Appliance, Inc.*	32,000	1,168,640
News Corp., Class A	425,700	9,842,184
NiSource, Inc.	294,400	7,195,136
Northeast Utilities	128,400	4,207,668
Northrop Grumman Corp.	143,800	10,672,836
Omnicom Group, Inc.	176,800	18,100,784
PACCAR, Inc.	195,400	14,342,360
Peabody Energy Corp.	25,800	1,038,192
Pepco Holdings, Inc.	193,200	5,606,664
PepsiCo, Inc.	89,400	5,682,264
PNC Financial Services Group, Inc.	214,900	15,466,353
Praxair, Inc.	92,000	5,792,320
Precision Castparts Corp.	7,600	790,780
Procter & Gamble Co.	52,800	3,334,848
QUALCOMM, Inc.	135,900	5,797,494
Quest Diagnostics, Inc.	88,400	4,408,508
R.H. Donnelley Corp.	162,227	11,500,272
Red Hat, Inc.*	351,000	8,048,430
Research In Motion Ltd.*	7,800	1,064,622
Rockwell Automation, Inc.	56,100	3,358,707
Schlumberger Ltd.	53,400	3,689,940
Sempra Energy	234,200	14,288,542
Southwestern Energy Co.*	26,200	1,073,676
Sprint Nextel Corp.	1,504,226	28,520,125
Starwood Hotels & Resorts Worldwide, Inc.	48,600	3,151,710
Symantec Corp.*	864,876	14,962,355
SYSCO Corp.	459,000	15,527,970
Target Corp.	70,100	4,154,126
Texas Instruments, Inc.	55,100	1,658,510
United Technologies Corp.	95,200	6,188,000
UnitedHealth Group, Inc.	353,200	18,709,004
Viacom, Inc., Class B*	246,200	10,121,282
Waters Corp.*	97,000	5,626,000
Weatherford International Ltd.*	52,400	2,363,240
Wells Fargo & Co.	1,121,200	38,602,916
Wyeth	513,600	25,695,408
Wynn Resorts Ltd.	42,500	4,031,550
Xilinx, Inc.	474,300	12,203,739
XTO Energy, Inc.	69,800	3,825,738
Yahoo!, Inc.*	291,600	9,124,164

Total US equities
(cost $1,248,698,612)		1,361,231,183

International equities – 15.61%
Australia – 0.55%
National Australia Bank Ltd.	114,168	3,731,882
Qantas Airways Ltd.	1,466,842	6,230,815
QBE Insurance Group Ltd.	243,850	6,222,812

		16,185,509

Austria – 0.08%
Telekom Austria AG	91,101	2,276,956

Belgium – 0.24%
KBC Groep NV	42,783	5,321,392
Solvay SA, Class A	12,633	1,941,391

		7,262,783

Canada – 0.56%
Alcan, Inc.*	44,730	2,331,616
Canadian Pacific Railway Ltd.*	74,400	4,185,604
Cott Corp.*	90,100	1,195,610
Magna International, Inc., Class A*	19,600	1,470,552
Manulife Financial Corp.*	65,000	2,235,167
Toronto-Dominion Bank*	85,900	5,165,161

		16,583,710

Cayman Islands – 0.44%
GlobalSantaFe Corp.	212,700	13,119,336

Denmark – 0.08%
Novo-Nordisk A/S, Class B	25,250	2,304,200

Finland – 0.21%
Nokia Oyj	120,600	2,775,813
Stora Enso Oyj, Class R1	199,294	3,460,950

		6,236,763

France – 1.09%
AXA SA	196,746	8,342,007
France Telecom SA	328,647	8,679,486
Sanofi-Aventis[1]	37,007	3,218,271
Total SA	170,863	11,971,573

		32,211,337

Germany – 1.15%
Allianz SE	48,437	9,945,739
Bayerische Motoren Werke AG	37,030	2,184,936
Deutsche Postbank AG	56,624	4,937,099
E.ON AG	22,506	3,059,979
Henkel KGaA* (Non-voting)	11,487	1,698,221
IKB Deutsche Industriebank AG	39,956	1,593,250
MAN AG	20,783	2,418,155
Metro AG	36,268	2,568,261
Muenchener Rueckversicherungs-Gesellschaft AG	9,114	1,541,469
SAP AG	39,142	1,744,845
Siemens AG	22,342	2,388,242

		34,080,196

Greece – 0.07%
Alpha Bank AE	11,245	356,013
National Bank of Greece SA	31,297	1,659,781

		2,015,794

Hong Kong – 0.20%
Esprit Holdings Ltd.	233,000	2,733,020
Sun Hung Kai Properties Ltd.	171,000	1,978,422
Yue Yuen Industrial Holdings	362,500	1,229,442

		5,940,884

Ireland – 0.40%
Bank of Ireland	276,190	5,958,517
CRH PLC	78,863	3,371,172
Depfa Bank PLC	142,239	2,546,134

		11,875,823

Italy – 0.47%
Intesa Sanpaolo SpA	1,268,990	9,637,100
UniCredito Italiano SpA	439,804	4,186,024

		13,823,124

Japan – 2.95%
Aeon Co., Ltd.	125,800	2,508,741
Aiful Corp.[1]	43,800	1,356,670
Asahi Breweries Ltd.	182,500	2,927,062
Bank of Yokohama Ltd.	296,000	2,207,943
Bridgestone Corp.	118,300	2,364,193
Canon, Inc.	86,100	4,625,026
East Japan Railway Co.	384	2,991,446
Funai Electric Co., Ltd.	14,900	1,422,480
Honda Motor Co., Ltd.	135,800	4,736,405

Hoya Corp.	61,600	2,043,924
Japan Tobacco, Inc.	451	2,215,962
KDDI Corp.	238	1,900,526
Kubota Corp.	301,000	2,638,603
Mitsubishi Corp.	175,800	4,080,219
Mitsui Fudosan Co., Ltd.	77,000	2,260,862
Mitsui Sumitomo Insurance Co., Ltd.	345,000	4,330,066
Nissan Motor Co., Ltd.	236,800	2,538,004
Nitto Denko Corp.	65,600	3,078,479
NOK Corp.[1]	63,200	1,075,323
Nomura Holdings, Inc.	107,900	2,247,917
NTN Corp.[1]	177,000	1,532,077
NTT DoCoMo, Inc.	1,614	2,985,845
Rohm Co., Ltd.	35,400	3,211,354
Shin-Etsu Chemical Co., Ltd.	46,100	2,812,789
SMC Corp.	12,600	1,690,479
Sompo Japan Insurance, Inc.	183,000	2,281,288
Sumitomo Mitsui Financial Group, Inc.	554	5,030,380
Sumitomo Trust & Banking Co., Ltd.	206,000	2,148,456
Takefuji Corp.	36,030	1,446,214
Tanabe Seiyaku Co., Ltd.	71,000	965,827
Tokyo Gas Co., Ltd.	359,000	2,001,553
Toyota Motor Corp.	88,700	5,683,002
Yamada Denki Co., Ltd.	21,250	1,980,015

		87,319,130

Netherlands – 1.34%
ABN AMRO Holding NV	269,405	11,595,484
Aegon NV	225,891	4,502,207
ASML Holding NV*	139,937	3,456,425
ING Groep NV CVA	121,813	5,150,211
Koninklijke Philips Electronics NV1	76,883	2,936,312
Reed Elsevier NV	170,062	3,007,828
Royal KPN NV1	245,421	3,822,680
STMicroelectronics NV	95,956	1,847,115
TNT NV	69,696	3,196,240

		39,514,502

Norway – 0.21%
Statoil ASA[1]	154,700	4,212,173
Telenor ASA	111,800	1,986,476

		6,198,649

Singapore – 0.02%
Singapore Telecommunications Ltd.	222,000	479,953

Spain – 0.34%
Banco Santander Central Hispano SA	568,436	10,144,852

Sweden – 0.25%
Sandvik AB	217,500	3,862,348
Telefonaktiebolaget LM Ericsson, Class B	1,000,000	3,680,472

		7,542,820

Switzerland – 1.44%
Alcon, Inc.	26,000	3,427,320
Clariant AG*	87,528	1,501,838
Credit Suisse Group	149,950	10,760,515
Holcim Ltd.	40,558	4,061,975
Nestle SA	11,563	4,503,304
Novartis AG	132,159	7,580,531
Roche Holding AG1	48,431	8,569,037
Straumann Holding AG1	7,393	2,120,282

		42,524,802

United Kingdom – 3.52%
AstraZeneca PLC	27,608	1,485,339
Balfour Beatty PLC	142,284	1,335,569
Barclays PLC	649,484	9,215,008
BP PLC	1,343,712	14,596,115
British Sky Broadcasting Group PLC	210,180	2,332,719
Cadbury Schweppes PLC	193,793	2,486,438
Carnival PLC	59,992	2,891,173
Diageo PLC	342,806	6,944,912
Experian Group Ltd.	237,895	2,740,970

Gallaher Group PLC		220,728	4,921,294
GlaxoSmithKline PLC		91,044	2,502,878
Home Retail Group		97,252	849,715
Kesa Electricals PLC		307,157	2,049,048
Kingfisher PLC		666,367	3,648,721
Prudential PLC		460,842	6,506,777
Rentokil Initial PLC		321,753	1,032,054
Rio Tinto PLC		43,685	2,494,720
Royal Bank of Scotland Group PLC		273,310	10,670,608
Scottish & Southern Energy PLC		97,347	2,952,006
Tesco PLC		542,893	4,746,065
Vodafone Group PLC		4,244,346	11,317,280
Wolseley PLC		178,361	4,180,264
WPP Group PLC		146,187	2,215,091

			104,114,764

Total international equities
(cost $377,027,885)			461,755,887

Total equities (cost $1,625,726,497)			1,822,987,070

	Face
	amount

Bonds – 20.61%
US bonds – 13.63%
US corporate bonds – 1.30%
American General Finance Corp.,
5.375%, due 10/01/12		$160,000	160,714
AT&T Corp.,
8.000%, due 11/15/31		575,000	710,578
AvalonBay Communities, Inc.,
7.500%, due 08/01/09		105,000	110,469
Avon Products, Inc.,
7.150%, due 11/15/09		100,000	104,891
Bank of America Corp.,
5.420%, due 03/15/17[2]		1,500,000	1,484,425
BellSouth Corp.,
6.550%, due 06/15/34		300,000	308,436
Burlington Northern Santa Fe Corp.,
7.082%, due 05/13/29		490,000	530,420
Capital One Financial Corp.,
5.500%, due 06/01/15		310,000	305,734
Citigroup, Inc.,
5.000%, due 09/15/14		575,000	561,350
5.500%, due 11/18/15	GBP	1,000,000	1,938,665
5.625%, due 08/27/12		$1,875,000	1,908,964
Comcast Cable Communications LLC,
6.750%, due 01/30/11		975,000	1,026,717
Computer Sciences Corp.,
3.500%, due 04/15/08		350,000	341,715
ConAgra Foods, Inc.,
6.750%, due 09/15/11		2,000	2,113
Coors Brewing Co.,
6.375%, due 05/15/12		225,000	234,266
DaimlerChrysler N.A. Holding Corp.,
4.050%, due 06/04/08		1,825,000	1,797,610
Devon Financing Corp. ULC,
6.875%, due 09/30/11		575,000	611,698
Dominion Resources, Inc.,
Series B, 5.950%, due 06/15/35		325,000	315,845
Erac USA Finance Co.,
8.000%, due 01/15/11[2]		425,000	464,181
Exelon Generation Co. LLC,
5.350%, due 01/15/14		495,000	479,918
Ford Motor Credit Co.,
5.800%, due 01/12/09		6,500,000	6,376,155
General Electric Capital Corp.,
6.000%, due 06/15/12		2,625,000	2,727,464
6.750%, due 03/15/32		650,000	736,471
GMAC LLC,
6.875%, due 09/15/11		1,095,000	1,096,061
Goldman Sachs Group, Inc.,
6.875%, due 01/15/11		1,700,000	1,797,254
Harrah’s Operating Co., Inc.,
7.125%, due 06/01/07		5,000	5,019
HSBC Bank USA, N.A.,
5.625%, due 08/15/35		695,000	656,020

HSBC Finance Corp.,
6.750%, due 05/15/11	975,000	1,027,116
ICI Wilmington, Inc.,
4.375%, due 12/01/08	260,000	256,158
International Lease Finance Corp.,
3.500%, due 04/01/09	900,000	872,851
John Deere Capital Corp.,
7.000%, due 03/15/12	300,000	324,259
JPMorgan Chase & Co.,
6.750%, due 02/01/11	1,100,000	1,156,767
Kinder Morgan Energy Partners LP,
5.800%, due 03/15/35	260,000	239,805
Kraft Foods, Inc.,
5.625%, due 11/01/11	400,000	404,878
MBNA Corp.,
7.500%, due 03/15/12	320,000	352,197
Metlife, Inc.,
5.000%, due 11/24/13	270,000	267,345
Morgan Stanley,
6.750%, due 04/15/11	1,725,000	1,824,489
New Cingular Wireless Services, Inc.,
8.750%, due 03/01/31	210,000	270,888
PPL Energy Supply LLC,
6.400%, due 11/01/11	235,000	244,026
Sprint Capital Corp.,
8.750%, due 03/15/32	700,000	825,663
U.S. Bank N.A.,
6.375%, due 08/01/11	420,000	439,787
Verizon New York, Inc.,
Series B, 7.375%, due 04/01/32	200,000	211,461
Wachovia Bank N.A.,
7.800%, due 08/18/10	750,000	806,886
Waste Management, Inc.,
7.375%, due 08/01/10	325,000	345,745
Wells Fargo Bank N.A.,
6.450%, due 02/01/11	1,400,000	1,466,164
Wyeth,
5.500%, due 03/15/13	400,000	403,414

Total US corporate bonds
(cost $38,712,444)		38,533,052

Asset-backed securities – 1.00%
Banc of America Securities Auto Trust,
Series 06-G1, Class C, 5.510%, due 02/18/13	4,400,000	4,418,284
Compucredit Acquired Portfolio Voltage Master Trust,
Series 06-1A, Class A1, 5.490%, due 09/15/18[2,3]	4,422,132	4,435,951
Countrywide Asset-Backed Certificates,
Series 03-SD3, Class A1, 5.740%, due 12/25/32[2,3]	4,603	4,613
Series 04-SD1, Class A1, 5.660%, due 06/25/33[2,3]	113,437	113,774
Green Tree Financial Corp.,
Series 99-1, Class A5, 6.110%, due 09/01/23	629,435	633,409
GSAMP Trust,
Series 06-S5, Class A2, 5.658%, due 09/25/36[4]	2,000,000	1,980,400
Home Equity Mortgage Trust,
Series 06-4, Class A2, 5.730%, due 11/25/36[4]	2,000,000	2,016,836
Hyundai Auto Receivables Trust,
Series 05-A, Class B, 4.200%, due 02/15/12	2,000,000	1,972,634
Irwin Home Equity,
Series 06-1, Class 2A3, 5.770%, due 09/25/35[2,4]	3,000,000	2,991,496
Massachusetts RRB Special Purpose Trust,
Series 99-1, Class A5, 7.030%, due 03/15/12	275,000	285,438
Rutland Rated Investments,
Series DRYD-1A, Class A6F, 6.957%, due 06/20/13[2]	1,070,000	1,100,762
Structured Asset Securities Corp.,
Series 03-AL2, Class A, 3.357%, due 01/25/31[2]	125,722	115,456
Series 05-S7, Class M5, 5.970%, due 12/25/35[3,5]	2,500,000	2,451,222
Washington Mutual Master Note Trust,
Series 06-C3A, Class C3A, 5.700%, due 10/15/13[2,3]	5,000,000	4,999,950
WFS Financial Owner Trust,
Series 05-2, Class D, 4.840%, due 11/19/12	2,250,000	2,231,846

Total asset-backed securities
(cost $29,752,131)		29,752,071

Collateralized debt obligations – 0.17%
G-Force CDO Ltd.,
Series 06-1A, Class A3, 5.600%, due 09/27/46[5]
(cost $4,928,638)	5,000,000	5,014,060

Commercial mortgage-backed securities – 1.16%
Asset Securitization Corp.,
Series 95-MD4, Class A3, 7.384%, due 08/13/29[3]	2,000,000	2,013,017
Series 95-MD4, Class A5, 7.384%, due 08/13/29[3]	5,000,000	5,059,489
Banc of America Large Loan,
Series 05-ESHA, Class D, 5.820%, due 07/14/20[2,3]	2,000,000	2,001,878
Bear Stearns Commercial Mortgage Securities,
Series 00-WF1, Class A2, 7.780%, due 02/15/32	695,000	735,507
Series 05-LXR1, Class H, 6.520%, due 09/15/18[2,3]	2,540,000	2,535,188
DLJ Commercial Mortgage Corp.,
Series 00-CKP1, Class A1B, 7.180%, due 11/10/33	187,076	197,186
Series 99-CG1, Class A1A, 6.080%, due 03/10/32	612	611
First Union Commercial Mortgage Securities, Inc.,
Series 97-C2, Class A3, 6.650%, due 11/18/29	287,801	288,094
Greenwich Capital Commercial Funding Corp.,
Series 06-RR1, Class A1, 5.781%, due 03/18/49[2,3]	8,000,000	8,221,250
GS Mortgage Securities Corp. II,
Series 06-RR2, Class A1, 5.694%, due 06/23/46[2,3]	5,975,000	6,074,137
Series 97-GL, Class A2D, 6.940%, due 07/13/30	279,987	279,481
Series 98-GLII, Class A1, 6.312%, due 04/13/31	304,956	305,187
Host Marriott Pool Trust,
Series 99-HMTA, Class A, 6.980%, due 08/03/15[2]	142,709	145,489
Series 99-HMTA, Class C, 7.730%, due 08/03/15[2]	450,000	474,244
Series 99-HMTA, Class D, 7.970%, due 08/03/15[2]	320,000	338,246
Series 99-HMTA, Class E, 8.070%, due 08/03/15[2]	280,000	296,238
JPMorgan Commercial Mortgage Finance Corp.,
Series 99-C8, Class A2, 7.400%, due 07/15/31	1,066,705	1,102,459
Mach One Trust Commercial Mortgage-Backed,
Series 04-1A, Class A1, 3.890%, due 05/28/40[2]	635,777	627,373
Morgan Stanley Capital I,
Series 03-T11, Class A4, 5.150%, due 06/13/41	950,000	945,385
Morgan Stanley Dean Witter Capital I,
Series 01-TOP1, Class A4, 6.660%, due 02/15/33	50,000	52,265
PNC Mortgage Acceptance Corp.,
Series 00-C1, Class A2, 7.610%, due 02/15/10	1,145,435	1,201,449
Salomon Brothers Mortgage Securities VII, Inc.,
Series 00-C1, Class A2, 7.520%, due 12/18/09	1,340,000	1,406,671

Total commercial mortgage-backed securities
(cost $34,833,471)		34,300,844

Mortgage & agency debt securities – 5.50%
Bear Stearns Alt-A Trust,
Series 06-4, Class 3B2, 6.320%, due 07/25/36[3]	2,497,394	2,480,862
Citicorp Mortgage Securities, Inc.,
Series 94-3, Class A13, 6.500%, due 02/25/24	163,173	162,637
Countrywide Alternative Loan Trust,
Series 04-J11, Class 3A1, 7.250%, due 08/25/32	726,961	736,986
Countrywide Home Loan Mortgage Pass Through Trust,
Series 06-HYB1, Class 1A1, 5.377%, due 03/20/36[3]	2,969,011	2,974,575
CS First Boston Mortgage Securities Corp.,
Series 02-10, Class 2A1, 7.500%, due 05/25/32	77,052	77,449
Series 03-8, Class 5A1, 6.500%, due 04/25/33	159,440	159,775
Series 05-9, Class 3A1, 6.000%, due 10/25/35	2,074,817	2,079,514
Series 05-10, Class 10A3, 6.000%, due 11/25/35	723,833	732,151
Series 05-12, Class 1A1, 6.500%, due 01/25/36	3,284,276	3,333,149
Series 05-11, Class 1A1, 6.500%, due 12/25/35	2,106,233	2,133,877
Federal Home Loan Bank System,
5.000%, due 02/20/09[1]	4,005,000	4,012,842
5.000%, due 10/02/09	4,380,000	4,396,403
Federal Home Loan Mortgage Corp.,
5.375%, due 12/27/11	3,740,000	3,735,157
5.600%, due 10/17/13	1,935,000	1,938,508
5.750%, due 06/27/16	1,525,000	1,582,384
Federal Home Loan Mortgage Corp. Gold Pools,
# A21485, 4.500%, due 05/01/34	2,826,938	2,661,068
# E93969, 5.500%, due 01/01/18	9,453	9,496
# E01345, 5.500%, due 04/01/18	232,421	233,421
# G11725, 5.500%, due 11/01/18	3,729,204	3,746,161
# G11429, 6.000%, due 12/01/17	233,015	237,250
# C00730, 6.000%, due 03/01/29	745,814	757,330
# J02578, 6.500%, due 09/01/19	1,368,145	1,402,548
# C00742, 6.500%, due 04/01/29	2,736	2,820
# C26638, 6.500%, due 05/01/29	248,038	255,847
# G01038, 6.500%, due 06/01/29	107,733	111,061
# C64704, 6.500%, due 03/01/32	8,709	8,967
# C73458, 6.500%, due 11/01/32	889,575	914,348
# G01449, 7.000%, due 07/01/32	766,631	797,839
# D66838, 8.000%, due 09/01/25	848	900
Federal Home Loan Mortgage Corp., REMICs,
Series 1595, Class D, 7.000%, due 10/15/13	78,533	79,376
Series 2297, Class NB, 6.000%, due 03/15/16	447,945	455,084
Series 2426, Class GH, 6.000%, due 08/15/30	216,113	216,475
Series 2532, Class PD, 5.500%, due 06/15/26	359,166	358,582

Series 2978, Class JD, 5.500%, due 08/15/31	4,000,000	4,008,660
Series 3149, Class PC, 6.000%, due 10/15/31	6,500,000	6,635,687
Series 3164, Class NC, 6.000%, due 12/15/32	5,225,000	5,335,049
Series 3178, Class MC, 6.000%, due 04/15/32	4,000,000	4,072,358
Federal National Mortgage Association,
4.250%, due 08/15/10[1]	5,340,000	5,248,526
4.375%, due 03/15/13[1]	21,445,000	20,881,340
5.200%, due 11/08/10	2,880,000	2,874,283
6.070%, due 05/12/16	3,830,000	3,854,006
6.250%, due 02/01/11	2,560,000	2,685,478
Federal National Mortgage Association Pools,
# 783595, 4.913%, due 03/01/35[3]	2,860,167	2,861,005
# 357490, 5.000%, due 02/01/19	1,207,153	1,193,659
# 823385, 5.007%, due 06/01/35[3]	1,762,839	1,764,759
# 863028, 5.208%, due 12/01/35[3]	3,188,408	3,197,610
# 252268, 5.500%, due 01/01/09	85,851	85,566
# 545975, 5.500%, due 10/01/17	2,476,497	2,488,690
# 762615, 5.500%, due 12/01/23	2,300,941	2,294,502
# 688066, 5.500%, due 03/01/33	391,512	388,354
# 705626, 5.500%, due 05/01/33	1,761,604	1,747,169
# 555523, 5.500%, due 06/01/33	2,882,693	2,859,250
# 555591, 5.500%, due 07/01/33	1,771,366	1,756,851
# 323789, 6.000%, due 06/01/14	526,196	535,898
# 555689, 6.000%, due 11/01/17	1,554,164	1,582,122
# 810112, 6.000%, due 03/01/20	1,577,251	1,603,541
# 254798, 6.000%, due 06/01/23	23,848	24,234
# 596124, 6.000%, due 11/01/28	219,044	222,378
# 323715, 6.000%, due 05/01/29	4,134	4,197
# 522564, 6.000%, due 07/01/29	550,988	559,347
# 585325, 6.000%, due 07/01/29	819,907	832,387
# 545061, 6.000%, due 12/01/29	889,329	902,886
# 708631, 6.000%, due 06/01/33	107,623	108,908
# 891332, 6.178%, due 04/01/36[3]	886,313	895,428
# 190255, 6.500%, due 02/01/09	701,435	704,665
# 323569, 6.500%, due 01/01/29	129,459	133,058
# 252342, 6.500%, due 04/01/29	97,395	100,431
# 252645, 6.500%, due 08/01/29	172,709	178,093
# 725768, 6.500%, due 12/01/29	922,344	951,669
# 725770, 6.500%, due 06/16/31	866,188	893,707
# 545339, 6.500%, due 11/01/31	165,552	170,523
# 653819, 7.500%, due 02/01/33	179,084	187,722
# 7237, 9.500%, due 11/01/09	12,837	13,295
Federal National Mortgage Association Grantor Trust,
Series 00-T6, Class A1, 7.500%, due 06/25/30	283,317	293,746
Series 01-T4, Class A1, 7.500%, due 07/25/41	723,144	751,026
Series 01-T5, Class A3, 7.500%, due 06/19/30[3]	198,654	206,662
Series 01-T10, Class A2, 7.500%, due 12/25/41	23,782	24,760
Federal National Mortgage Association Whole Loan,
Series 95-W3, Class A, 9.000%, due 04/25/25	39,469	42,630
Series 03-W6, Class 6A, 6.096%, due 08/25/42[3]	115,607	118,771
First Horizon Alternative Mortgage Securities,
Series 04-AA3, Class A1, 5.300%, due 09/25/34[3]	616,454	619,661
Government National Mortgage Association Pools,
# 2671, 6.000%, due 11/20/28	4,681	4,754
# 495814, 6.000%, due 01/15/29	23,386	23,776
# 2713, 6.000%, due 02/20/29	183,167	185,992
# 781148, 6.000%, due 07/15/29	1,066,085	1,083,860
# 2794, 6.000%, due 08/20/29	105,043	106,663
# 2807, 6.000%, due 09/20/29	9,118	9,259
# 80329, 6.125%, due 10/20/29[3]	118,403	119,929
# 509932, 6.500%, due 06/15/29	1,175,595	1,210,597
# 781276, 6.500%, due 04/15/31	1,736,152	1,786,262
# 491532, 6.500%, due 01/20/34	446,119	456,713
# 780204, 7.000%, due 07/15/25	3,880	4,060
# 405595, 7.000%, due 03/15/26	40,866	42,766
# 338523, 8.000%, due 12/15/22	22,966	24,383
# 781332, 8.500%, due 12/15/17	84,904	90,877
GSMPS Mortgage Loan Trust,
Series 01-2, Class A, 7.500%, due 06/19/32[2]	71,915	74,840
Indymac Index Mortgage Loan Trust,
Series 05-AR3, Class B1, 5.425%, due 04/25/35[3]	2,743,057	2,768,626
JPMorgan Alternative Loan Trust,
Series 06-A4, Class A7, 6.300%, due 09/25/36[3]	5,000,000	5,129,477
MLCC Mortgage Investors, Inc.,
Series 03-D, Class XA1, 1.000%, due 08/25/28[3,6,7]	3,897,900	8,983
Residential Asset Securitization Trust,
Series 04-IP2, Class B1, 5.430%, due 12/25/34[3]	2,142,647	2,129,398

Structured Adjustable Rate Mortgage Loan Trust,
Series 06-5, Class 5A3, 5.574%, due 06/25/36[3]		5,000,000	4,958,655
Structured Asset Securities Corp.,
Series 04-20, Class 4A1, 6.000%, due 11/25/34		2,996,393	2,998,306
Washington Mutual Alternative Mortgage Pass-Through Certificates,
Series 06-5, Class 1A3, 6.000%, due 07/25/36		1,363,820	1,369,948
Washington Mutual MSC Mortgage, Pass-Through Certificates,
Series 02-MS6, Class 3A1, 6.500%, due 09/25/32		544,758	542,245
Washington Mutual Mortgage Pass-Through Certificates,
Series 06-AR16, Class 2A1, 5.663%, due 12/25/36[3]		1,767,155	1,763,435
Series 07-HY1, Class 3A2, 5.889%, due 02/25/37[3]		4,050,000	4,033,541

Total mortgage & agency debt securities
(cost $162,463,844)			162,606,734

US government obligations – 4.50%
US Treasury Bonds,
4.500%, due 02/15/36[1]		11,450,000	10,795,197
6.250%, due 08/15/23[1]		10,465,000	12,014,312
8.125%, due 08/15/21[1]		9,010,000	11,990,337
8.750%, due 05/15/17[1]		6,740,000	8,909,963
US Treasury Notes,
3.875%, due 02/15/13[1]		315,000	304,258
4.625%, due 10/31/11		34,950,000	35,064,671
4.750%, due 12/31/08[1]		9,515,000	9,527,636
5.125%, due 05/15/16[1]		42,910,000	44,366,580

Total US government obligations
(cost $133,466,459)			132,972,954

Total US bonds
(cost $404,156,987)			403,179,715

International bonds – 6.98%
International corporate bonds – 0.24%
Cayman Islands – 0.00%[9]
Santander Central Hispano Issuances Ltd.,
7.625%, due 09/14/10		$100,000	108,470

Germany – 0.08%
Landwirtschaftliche Rentenbank,
6.000%, due 09/15/09	AUD	2,800,000	2,237,365

Luxembourg – 0.01%
Telecom Italia Capital SA,
5.250%, due 11/15/13		$140,000	135,736

United Kingdom – 0.15%
Abbey National PLC,
7.950%, due 10/26/29		$165,000	207,582
Lloyds TSB Bank PLC,
6.625%, due 03/30/15	GBP	950,000	1,977,970
Royal Bank of Scotland Group PLC,
9.118%, due 03/31/10[8]		$300,000	331,546
Royal Bank of Scotland PLC,
9.625%, due 06/22/15	GBP	800,000	1,971,794

			4,488,892

Total international corporate bonds
(cost $6,755,110)			6,970,463

International mortgage & agency debt security – 0.02%
United Kingdom – 0.02%
Paragon Mortgages PLC,
7A, Class B1A, 6.110%, due 05/15/43[2,3]
(cost $600,000)		$600,000	600,642

Foreign government bonds – 6.54%
Austria – 0.39%
Republic of Austria,
3.800%, due 10/20/13[2]	EUR	1,680,000	2,210,183
5.000%, due 01/15/08		6,250,000	8,407,673
5.250%, due 01/04/11		760,000	1,056,952

			11,674,808

Belgium – 0.16%
Government of Belgium,
5.750%, due 03/28/08	EUR	3,420,000	4,640,412

Canada – 0.20%
Government of Canada,
5.750%, due 06/01/29	CAD	100	106
6.000%, due 06/01/08		300	265
6.000%, due 06/01/11		6,290,200	5,860,810
8.000%, due 06/01/23		200	250

			5,861,431

Egypt – 0.05%
Egypt Government Agency for International Development,
4.450%, due 09/15/15		$1,675,000	1,617,715

France – 1.01%
French Treasury Notes,
3.500%, due 07/12/09	EUR	4,545,000	6,003,438
Government of France,
3.750%, due 04/25/21		5,150,000	6,550,231
4.750%, due 04/25/35		2,785,000	3,991,667
5.500%, due 04/25/10		4,705,000	6,546,198
5.500%, due 04/25/29		4,390,000	6,859,919

			29,951,453

Germany – 2.13%
Bundesobligation,
3.500%, due 10/10/08	EUR	2,720,000	3,605,643
Bundesschatzanweisungen,
2.250%, due 09/14/07		5,340,000	7,080,295
Deutsche Bundesrepublik,
3.750%, due 01/04/09		1,685,000	2,240,823
3.750%, due 01/04/17		4,090,000	5,326,053
4.500%, due 07/04/09		11,400,000	15,381,129
4.750%, due 07/04/34		4,935,000	7,105,574
5.000%, due 07/04/12		3,595,000	5,019,160
5.250%, due 07/04/10		4,230,000	5,857,233
6.250%, due 01/04/24		2,645,000	4,383,653
6.500%, due 07/04/27		3,975,000	6,902,580

			62,902,143

Italy – 0.46%
Republic of Italy
4.500%, due 05/01/09	EUR	4,490,000	6,053,028
5.250%, due 08/01/11		5,425,000	7,585,348

			13,638,376

Japan – 1.30%
Government of Japan,
0.300%, due 03/20/08	JPY	450,000,000	3,806,254
0.500%, due 06/20/07		1,635,000,000	13,867,184
1.300%, due 06/20/11		445,000,000	3,809,312
1.500%, due 03/20/14		410,000,000	3,503,054
1.900%, due 06/20/25		200,000,000	1,663,432
2.300%, due 06/20/35		140,000,000	1,180,747
2.600%, due 03/20/19		16,600,000	153,515
Government of Japan CPI Linked Bond,
0.500%, due 12/10/14		725,000,000	5,903,422
1.000%, due 06/10/16		535,000,000	4,460,149

			38,347,069

Netherlands – 0.25%
Government of Netherlands,
4.000%, due 01/15/37	EUR	2,380,000	3,033,138
5.000%, due 07/15/11		3,150,000	4,365,093

			7,398,231

Sweden – 0.07%
Government of Sweden,
6.750%, due 05/05/14	SEK	11,330,000	1,899,204
8.000%, due 08/15/07		2,190,000	318,552

			2,217,756

United Kingdom – 0.52%
U.K. Gilts,
4.750%, due 09/07/15	GBP	2,720,000	5,252,743
4.750%, due 03/07/20		2,395,000	4,676,942
5.000%, due 03/07/12		460,000	896,611
8.000%, due 06/07/21		1,700,000	4,411,674

			15,237,970

Total foreign government bonds
(cost $188,620,254)			193,487,364

Sovereign/supranational bonds – 0.18%
European Investment Bank,
4.250%, due 12/07/10	GBP	1,310,000	2,463,773
5.750%, due 09/15/09	AUD	3,500,000	2,787,195

Total sovereign/supranational bonds
(cost $4,865,821)			5,250,968

Total international bonds
(cost $200,841,185)			206,309,437

Total bonds
(cost $604,998,172)			609,489,152

	Shares

Investment companies – 14.18%
iShares Russell 2000 Value Index Fund[1]		146,300	11,842,985
UBS Corporate Bond Relationship Fund[10]		4,837,840	57,886,211
UBS Emerging Markets Equity Relationship Fund[10]		4,074,979	118,599,411
UBS Global ex U.S. Smaller Cap Equity Completion Relationship Fund[10]		450,000	4,670,010
UBS High Yield Relationship Fund[10]		1,245,107	26,896,425
UBS Small-Cap Equity Relationship Fund[10]		1,788,064	87,723,293
UBS U.S. Securitized Mortgage Relationship Fund[10]		8,742,870	111,718,139

Total investment companies
(cost $331,923,821)			419,336,474

Short-term investments – 3.88%
Other – 3.31%
UBS Supplementary Trust –
U.S. Cash Management Prime Fund,
5.41%[10,11] (cost $97,853,971)		97,853,971	97,853,971

	Face
	amount

US government obligations – 0.57%
US Treasury Bills,
4.98%, due 06/28/07[12,13]		$1,050,000	1,037,566
5.03%, due 05/31/07[1,12,13]		15,860,000	15,732,628

(cost $16,766,023)			16,770,194

Total short-term investments
(cost $114,619,994)			114,624,165

	Shares

Investment of cash collateral from securities loaned – 2.59%
UBS Supplementary Trust –
U.S. Cash Management Prime Fund,
5.41%[10,11] (cost $76,695,127)		76,695,127	76,695,127

Total investments – 102.90%
(cost $2,753,963,611)			3,043,131,988
Liabilities, in excess of cash and other assets – (2.90)%			(85,848,242)

Net assets – 100.00%			$2,957,283,746

Notes to portfolio of investments
Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $2,753,963,611; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$318,536,451
Gross unrealized depreciation	(29,368,074)

Net unrealized appreciation	$289,168,377

*	Non-income producing security.
1	Security, or portion thereof, was on loan at March 31, 2007.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, the value of these securities amounted to $39,310,316 or 1.33% of net assets.
3	Floating rate security – The interest rate shown is the current rate as of March 31, 2007.
4	Step bond – Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2007. Maturity date disclosed is the ultimate maturity date.
5	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, that represent $7,465,282 or 0.25% of net assets as of March 31, 2007 are considered illiquid and restricted.
6	Security is illiquid. These securities amounted to $8,983 or 0.00% of net assets.
7	Interest only security – This security entitles the holder to receive interest payments from an underlying pool of mortgages. The risk associated with this security is related to the speed of the principal paydowns. High prepayments would result in a smaller amount of interest being received and cause the yield to decrease. Low prepayments would result in a greater amount of interest being received and cause the yield to increase.
8	Perpetual bond security. The maturity date reflects the next call date.
9	Amount represents less than 0.005%.
10	Investment in affiliated mutual fund.
11	The rate shown is the effective yield at the date of purchase.
12	Interest rate shown is discount rate at date of purchase.
13	This security was pledged to cover margin requirements for futures contracts.

ADR	American depository receipt
CDO	Collateralized debt obligations
CPI	Consumer price index
CS	Credit Suisse
CVA	Dutch certification – depository certificate
GMAC	General Motors Acceptance Corp.
GSAMP	Goldman Sachs Mortgage Securities Corp.
GSMPS	Goldman Sachs Mortgage Pass-Through Securities Corp.
GS	Goldman Sachs
GSR	Goldman Sachs Residential
MLCC	Merrill Lynch Credit Corp.
RAAC	Redevelopment Authority of Allegheny County
REMIC	Real Estate Mortgage Investment Conduit

Currency type abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen
SEK	Swedish Krona
USD	United States Dollar

Restricted securities
					03/31/07
			Acquisition cost	03/31/07	Market value as
	Acquisition	Acquisition	as a percentage	Market	a percentage of
Securities	dates	cost	of net assets	value	net assets

G-Force CDO Ltd.,
Series 06-1A, Class A3, 5.600%, due 09/27/46	08/03/06	$4,928,638	0.17%	$5,014,060	0.17%
Structured Asset Securities Corp.,
Series 05-S7, Class M5, 5.970%, due 12/25/35	12/07/05	2,500,000	0.08%	2,451,222	0.08%

		$7,428,638	0.25%	$7,465,282	0.25%

Forward foreign currency contracts
UBS Global Securities Relationship Fund had the following open forward foreign currency contracts as of March 31, 2007:

					Unrealized
	Contracts	In		Maturity	appreciation/
	to deliver	exchange for		dates	(depreciation)

Canadian Dollar	21,475,000	USD	18,988,041	05/18/07	$362,713
Euro	159,010,000	USD	205,969,587	05/18/07	(6,825,546)
Great Britain Pound	68,885,000	USD	131,123,975	05/18/07	(4,414,150)
Singapore Dollar	93,905,000	USD	61,471,497	05/18/07	(604,263)
Australian Dollar	32,495,000	JPY	3,039,874,755	05/18/07	(299,020)
Euro	40,045,000	CHF	64,144,682	05/18/07	(520,991)
Euro	46,610,000	JPY	7,284,905,289	05/18/07	(171,345)
United States Dollar	13,164,421	AUD	17,345,000	05/18/07	850,339
United States Dollar	5,094,047	CAD	6,015,000	05/18/07	122,779
United States Dollar	53,069,230	CHF	64,144,682	05/18/07	(76,712)
United States Dollar	123,625,507	CHF	151,485,000	05/18/07	1,522,384
United States Dollar	36,863,723	EUR	28,315,000	05/18/07	1,028,826
United States Dollar	14,499,151	GBP	7,545,000	05/18/07	346,391
United States Dollar	206,239,105	JPY	23,780,400,000	05/18/07	(3,182,574)
United States Dollar	32,978,843	JPY	3,924,100,000	05/18/07	528,337
United States Dollar	148,985,020	SEK	1,044,750,000	05/18/07	1,011,863
United States Dollar	94,603,874	SGD	146,040,000	05/18/07	1,935,649

Net unrealized depreciation on forward foreign currency contracts					$(8,385,320)

Currency type abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

Futures contracts
UBS Global Securities Relationship Fund had the following open futures contracts as of March 31, 2007:

				Unrealized
	Expiration	Cost/		appreciation/
	dates	proceeds	Value	(depreciation)

US treasury futures buy contracts:
5 Year US Treasury Notes, 93 contracts	June 2007	$9,789,325	$9,839,109	$49,784
10 Year US Treasury Notes, 101 contracts	June 2007	10,877,918	10,920,625	42,707

Index futures buy contracts:
Amsterdam Exchanges Index, 344 contracts (EUR)	April 2007	44,784,711	46,987,188	2,202,477
FTSE 100 Index, 612 contracts (GBP)	June 2007	75,495,634	76,185,549	689,915

Index futures sale contracts:
DAX Index, 134 contracts (EUR)	June 2007	30,407,693	31,186,955	(779,262)
Nikkei 225 Index, 199 contracts (JPY)	June 2007	28,349,264	29,231,925	(882,661)
S&P Toronto Stock Exchange 60 Index, 235 contracts (CAD)	June 2007	30,557,610	30,785,102	(227,492)
S&P 500 Index, 54 contracts (USD)	June 2007	18,976,086	19,321,200	(345,114)
SPI 200 Index, 261 contracts (AUD)	June 2007	31,065,583	31,855,764	(790,181)

Net unrealized depreciation on futures contracts				$(39,827)

The segregated aggregate market value of investments pledged to cover margin requirements for the open futures positions at March 31, 2007 was $16,770,194.

Currency type abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen
USD	United States Dollar

Industry diversification
As a percentage of net assets
As of March 31, 2007 (unaudited)[a]

Equities
US equities
Aerospace & defense	0.79%
Air freight & logistics	0.72
Auto components	1.36
Automobiles	0.26
Beverages	0.79
Biotechnology	1.18
Building products	0.74
Capital markets	2.83
Chemicals	0.20
Commercial banks	2.67
Commercial services & supplies	0.20
Communications equipment	0.45
Computers & peripherals	0.52
Diversified consumer services	0.07
Diversified financial services	2.64
Diversified telecommunication services	0.78
Electric utilities	1.90
Electrical equipment	0.10
Energy equipment & services	0.97
Food & staples retailing	1.08
Health care equipment & supplies	0.89
Health care providers & services	1.39
Hotels, restaurants & leisure	1.10
Household durables	0.42
Household products	0.11
Industrial conglomerates	1.19
Insurance	1.19
Internet & catalog retail	0.30
Internet software & services	0.90
Life sciences tools & services	0.19
Machinery	1.29
Media	2.09
Multi-utilities	0.83
Multiline retail	0.14
Oil, gas & consumable fuels	1.28
Pharmaceuticals	3.60
Road & rail	0.92
Semiconductors & semiconductor equipment	2.34
Software	2.93
Specialty retail	1.00
Textiles, apparel & luxury goods	0.30
Thrifts & mortgage finance	0.42
Wireless telecommunication services	0.96

Total US equities	46.03

International equities
Air freight & logistics	0.11
Airlines	0.21
Auto components	0.17
Automobiles	0.51
Beverages	0.37
Capital markets	0.44
Chemicals	0.32
Commercial banks	3.25
Commercial services & supplies	0.03
Communications equipment	0.22
Construction & engineering	0.05
Construction materials	0.25
Consumer finance	0.09
Diversified financial services	0.27
Diversified telecommunication services	0.58
Electric utilities	0.20
Electronic equipment & instruments	0.07
Energy equipment & services	0.44
Food & staples retailing	0.33
Food products	0.24
Gas utilities	0.07
Health care equipment & supplies	0.19
Hotels, restaurants & leisure	0.10
Household durables	0.15
Household products	0.06
Industrial conglomerates	0.08
Insurance	1.55

Internet & catalog retail	0.03
Machinery	0.40
Media	0.26
Metals & mining	0.16
Office electronics	0.16
Oil, gas & consumable fuels	1.04
Paper & forest products	0.12
Pharmaceuticals	0.90
Real estate management & development	0.14
Road & rail	0.24
Semiconductors & semiconductor equipment	0.29
Software	0.06
Specialty retail	0.35
Textiles, apparel & luxury goods	0.04
Tobacco	0.24
Trading companies & distributors	0.28
Wireless telecommunication services	0.55

Total international equities	15.61

Total equities	61.64

US bonds
US corporate bonds
Automobiles	0.06
Beverages	0.01
Capital markets	0.12
Chemicals	0.01
Commercial banks	0.11
Commercial services & supplies	0.01
Consumer finance	0.34
Diversified financial services	0.37
Diversified telecommunication services	0.07
Electric utilities	0.02
Food products	0.01
Insurance	0.01
IT services	0.01
Media	0.03
Multi-utilities	0.03
Oil, gas & consumable fuels	0.03
Pharmaceuticals	0.01
Road & rail	0.02
Trading companies & distributors	0.02
Wireless telecommunication services	0.01

Total US corporate bonds	1.30
Asset-backed securities	1.00
Collateralized debt obligations	0.17
Commercial mortgage-backed securities	1.16
Mortgage & agency debt securities	5.50
US government obligations	4.50

Total US bonds	13.63
International bonds
International corporate bonds	0.24
International mortgage & agency debt security	0.02
Foreign government bonds	6.54
Sovereign/supranational Bonds	0.18

Total international bonds	6.98

Total bonds	20.61

Investment companies
iShares Russell 2000 Value Index Fund	0.40
UBS Corporate Bond Relationship Fund	1.95
UBS Emerging Markets Equity Relationship Fund	4.01
UBS Global ex U.S. Smaller Cap Equity Completion Relationship Fund	0.16
UBS High Yield Relationship Fund	0.91
UBS Small-Cap Equity Relationship Fund	2.97
UBS U.S. Securitized Mortgage Relationship Fund	3.78

Total investment companies	14.18
Short-term investments	3.88
Investment of cash collateral from securities loaned	2.59

Total investments	102.90
Liabilities, in excess of cash and other assets	(2.90)

Net assets	100.00%

a Figures represent the industry breakdown of direct investments of the UBS Global Securities Fund. Figures would be different if a breakdown of the underlying investment companies’ diversification were included.

UBS Emerging Markets Equity Completion Relationship Fund – Portfolio of investments
March 31, 2007 (unaudited)

	Shares	Value

International equities – 98.38%
Brazil – 11.21%
Banco Itau Holding Financeira SA	18,000	$628,161
Cia Vale do Rio Doce ADR	105,500	3,902,445
Petroleo Brasileiro SA	127,830	2,862,727

		7,393,333

China – 9.80%
China Merchants Bank Co., Ltd.*	610,500	1,231,392
China Mobile Ltd.	69,500	631,980
China Petroleum & Chemical Corp.	2,326,000	1,967,730
China Shenhua Energy Co., Ltd.	183,500	443,866
China Telecom Corp., Ltd.	1,254,000	616,287
Datang International Power Generation Co., Ltd.	222,000	210,252
Focus Media Holding Ltd. ADR*	7,700	604,142
Guangzhou R&F Properties Co., Ltd.	339,200	755,370

		6,461,019

Egypt – 0.93%
Orascom Telecom Holding SAE GDR	8,800	610,335

Hungary – 2.53%
MOL Hungarian Oil and Gas NyRt.	8,679	1,001,123
OTP Bank NyRt.	14,539	666,127

		1,667,250

India – 7.16%
Bharti Airtel Ltd.*	35,939	631,630
ICICI Bank Ltd. ADR	40,600	1,492,050
Infosys Technologies Ltd. ADR	25,000	1,256,250
Reliance Industries Ltd. GDR[1]	21,343	1,340,341

		4,720,271

Indonesia – 6.90%
Astra International Tbk PT	403,500	583,693
Bank Danamon Indonesia Tbk PT	966,500	693,762
Bank Rakyat Indonesia PT	3,268,500	1,808,868
Indosat Tbk PT	2,141,500	1,466,781

		4,553,104

Israel – 2.87%
Teva Pharmaceutical Industries Ltd. ADR	50,600	1,893,958

Malaysia – 3.29%
Bumiputra-Commerce Holdings Bhd	330,300	950,538
Telekom Malaysia Bhd	215,200	622,415
Tenaga Nasional Bhd	181,100	597,119

		2,170,072

Mexico – 5.14%
Cemex SAB de CV ADR	51,300	1,680,075
Fomento Economico Mexicano SAB de CV*	70,000	772,278
Grupo Financiero Banorte SAB de CV	198,500	940,507

		3,392,860

Philippines – 0.70%
Globe Telecom, Inc.	18,000	458,860

Russia – 6.20%
Mobile Telesystems ADR	21,800	1,219,928
OAO Gazprom ADR	52,400	2,195,560
Sberbank GDR	1,655	676,388

		4,091,876

South Africa – 7.95%
Aspen Pharmacare Holdings Ltd.*	128,147	653,586
Edgars Consolidated Stores Ltd.	412,780	2,582,684
Standard Bank Group Ltd.	136,523	2,009,878

		5,246,148

South Korea – 20.09%
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	41,190	1,512,664
Hyundai Department Store Co., Ltd.	9,043	759,351
Hyundai Mobis	3,446	295,957
Hyundai Motor Co.	12,928	908,313
Hyundai Motor Co.	10,190	399,672
Kookmin Bank	17,518	1,571,555
Korean Reinsurance Co.	51,740	679,197
LG Electronics, Inc.	10,767	734,738
POSCO	2,483	1,042,501
Samsung Electronics Co., Ltd.	2,577	1,542,146
Samsung Engineering Co., Ltd.	28,420	1,770,208
Shinhan Financial Group Co., Ltd.	15,895	912,341
STX Pan Ocean Co., Ltd.	1,333,000	1,124,635

		13,253,278

Taiwan – 10.12%
AU Optronics Corp.	1,243,510	1,777,409
Delta Electronics, Inc.	156,650	506,514
Far EasTone Telecommunications Co., Ltd.	341,000	387,453
Fuhwa Financial Holdings Co., Ltd.*	1,272,620	615,312
Giant Manufacturing Co., Ltd.	212,000	328,647
HON HAI Precision Industry Co., Ltd.	156,000	1,046,537
Taiwan Semiconductor Manufacturing Co., Ltd.	981,007	2,012,885

		6,674,757

Thailand – 1.71%
Kasikornbank PCL	290,000	554,984
Thai Oil PCL	343,600	574,139

		1,129,123

Turkey – 1.78%
Turkiye Garanti Bankasi AS	261,699	1,175,014

Total international equities
(cost $54,741,032)		64,891,258

Short-term investment – 0.67%
Investment company – 0.67%
UBS U.S. Cash Management Prime Relationship Fund, 5.40%[2,3]
(cost $441,357)	441,357	441,357

Total investments – 99.05%
(cost $55,182,389)		65,332,615
Cash and other assets, less liabilities – 0.95%		624,205

Net assets – 100.00%		$65,956,820

Notes to portfolio of investments
Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $55,182,389; and net unrealized appreciation consisted of:

Gross unrealized appreciation		$10,483,308
Gross unrealized depreciation		(333,082)

Net unrealized appreciation		$10,150,226

*	Non-income producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, the value of this security amounted to $1,340,341 or 2.03% of net assets.
2	Investment in affiliated mutual fund.
3	The rate shown is the effective yield at the date of purchase.
ADR	American depository receipt
GDR	Global depositary receipt

Industry diversification
As a percentage of net assets
As of March 31, 2007 (unaudited)[a]

Auto components	0.45%
Automobiles	2.87
Beverages	1.17
Commercial banks	23.21
Construction & engineering	2.68
Construction materials	2.55
Diversified financial services	0.93
Diversified telecommunication services	4.10
Electric utilities	0.91
Electronic equipment & instruments	5.05
Household durables	1.11
Independent power producers & energy traders	0.32
Insurance	1.03
IT services	1.90
Leisure equipment & products	0.50
Machinery	2.29
Marine	1.70
Media	0.92
Metals & mining	7.50
Multiline retail	1.15
Oil, gas & consumable fuels	15.75
Pharmaceuticals	3.86
Real estate management & development	1.15
Semiconductors & semiconductor equipment	5.39
Specialty retail	3.92
Wireless telecommunication services	5.97

Total international equities	98.38
Short-term investment	0.67

Total investments	99.05
Cash and other assets, less liabilities	0.95

Net assets	100.00%

a Figures represent the industry breakdown of direct investments of the UBS Emerging Markets Equity Completion Relationship Fund. Figures would be different if a breakdown of the underlying investment company's diversification were included.

UBS Emerging Markets Equity Relationship Fund – Portfolio of investments
March 31, 2007 (unaudited)

	Shares	Value

International equities – 98.04%
Brazil – 13.07%
Banco Itau Holding Financeira SA	382,500	$13,348,420
Cia de Bebidas das Americas, ADR	189,060	10,368,651
Cia Energetica de Minas Gerais, Preferred	92,458,802	4,532,514
Cia Vale do Rio Doce, Class A	921,205	28,794,643
Petroleo Brasileiro SA	1,464,676	32,801,122
Tele Norte Leste Participacoes SA	128,000	3,708,974
Tele Norte Leste Participacoes SA ADR	302,035	4,180,164
Unibanco - Uniao de Bancos Brasileiros SA GDR	131,600	11,509,736
Usinas Siderurgicas de Minas Gerais SA	134,943	6,535,268

		115,779,492

China – 9.73%
China Life Insurance Co., Ltd.	1,662,000	4,775,312
China Merchants Bank Co., Ltd.*	1,087,500	2,193,511
China Merchants Holdings International Co., Ltd.	1,486,000	6,257,042
China Mobile Ltd.	679,000	6,174,307
China Petroleum & Chemical Corp.	10,764,000	9,106,040
China Resources Enterprise Ltd.	584,000	1,950,778
China Shenhua Energy Co., Ltd.	867,000	2,097,178
China Telecom Corp., Ltd.	13,102,000	6,439,071
China Unicom Ltd.	4,278,000	6,165,007
CNOOC Ltd.	11,841,000	10,380,860
Cosco Holdings	6,100,000	5,987,969
Datang International Power Generation Co., Ltd.	1,990,000	1,884,687
Dongfeng Motor Group Co., Ltd.*	7,597,500	4,142,235
Focus Media Holding Ltd. ADR*	43,400	3,405,164
FU JI Food and Catering Services Holdings Ltd.	398,000	1,250,515
Industrial & Commercial Bank of China, Class H*	9,957,000	5,581,578
Ping An Insurance Group Co. of China Ltd., Class H	812,000	3,980,239
Shanghai Electric Group Corp. Ltd., Class H	9,552,800	4,462,497

		86,233,990

Egypt – 0.99%
Orascom Telecom Holding SAE GDR	128,803	8,758,604

Hungary – 2.74%
MOL Hungarian Oil and Gas NyRt.	88,221	10,176,291
OTP Bank NyRt.	306,650	14,049,655

		24,225,946

India – 5.97%
NTPC Ltd. Participation Certificates*[1]	932,090	3,211,330
Astra Microwave Products Ltd.	143,700	437,894
Aurobindo Pharmaceuticals Ltd.	45,897	716,517
Balrampur Chini Mills	734,760	1,112,325
Bharat Heavy Electricals Ltd. Participation Certificates*[1]	68,495	3,563,584
Bharti Airtel Ltd.*	260,108	4,571,414
EIH Ltd.	90	194
Hindustan Lever Ltd.	4,855	22,920
Housing Development Finance Corp.	87,911	3,073,902
ICICI Bank Ltd. ADR[1]	216,500	7,956,375
Infosys Technologies Ltd. ADR	142,200	7,145,550
ITC Ltd.	1,635,802	5,688,519
Reliance Industries Ltd. Participation Certificates*[1,2]	320,087	10,091,228
Tata Consultancy Services Ltd. Participation Certificate*[1,2]	186,209	5,274,601

		52,866,353

Indonesia – 3.26%
Astra Agro Lestari Tbk PT	1,004,000	1,386,345
Astra International Tbk PT	3,674,076	5,314,828
Bank Rakyat Indonesia PT	18,916,500	10,468,857
Indosat Tbk PT	8,130,500	5,568,836
Telekomunikasi Tbk PT	5,662,400	6,112,289

		28,851,155

Israel – 1.59%
Teva Pharmaceutical Industries Ltd. ADR	375,120	14,040,742

Malaysia – 3.08%
British American Tobacco Malaysia Bhd	339,500	4,516,847
Bumiputra-Commerce Holdings Bhd	1,699,400	4,890,536
Genting Bhd	756,800	8,700,738
Malayan Banking Bhd.	672,900	2,491,141
Telekom Malaysia Bhd	1,786,400	5,166,739
Tenaga Nasional Bhd.	449,700	1,482,742

		27,248,743

Mexico – 5.49%
America Movil SA de CV, Series L	5,070,000	12,102,869
Cemex SAB de CV	5,743,718	18,857,368
Consorcio SAB de CV	1,231,524	2,119,807
Fomento Economico Mexicano SAB de CV	946,100	10,437,892
Grupo Financiero Banorte SAB de CV	1,084,900	5,140,332

		48,658,268

Russia – 14.88%
AFK Sistema GDR[2]	260,840	7,381,772
LUKOIL ADR	144,841	12,470,810
MMC Norilsk Nickel ADR	27,464	5,214,040
Mobile Telesystems ADR	291,000	16,284,360
NovaTek OAO GDR	202,731	11,657,033
Novolipetsk Steel GDR[2]	169,201	4,894,477
OAO Gazprom ADR	836,738	35,059,322
Sberbank	3,024	10,780,560
Surgutneftegaz	5,048,475	5,557,164
TMK OAO GDR*[2]	99,700	3,290,100
TMK OAO GDR	65,830	2,172,390
Unified Energy System GDR	52,400	7,100,200
Vimpel-Communications OAO ADR*	105,200	9,977,168

		131,839,396

South Africa – 5.40%
Anglo Platinum Ltd.	51,733	8,161,613
Bidvest Group Ltd.	182,542	3,472,186
Gold Fields Ltd.	427,729	7,930,188
Imperial Holdings Ltd.	116,697	2,437,052
JD Group Ltd.	208,972	2,565,160
Massmart Holdings Ltd.	272,299	3,166,093
Naspers Ltd.	240,418	5,816,164
Standard Bank Group Ltd.	730,817	10,759,012
Telkom SA Ltd	155,565	3,559,693

		47,867,161

South Korea – 15.72%
Binggrae Co., Ltd.	32,960	1,380,340
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	128,340	4,713,166
Doosan Heavy Industries and Construction Co., Ltd.	44,051	2,846,833
GS Engineering & Construction Co.	33,523	3,000,252
Hyundai Department Store Co., Ltd.	74,910	6,290,274
Hyundai Development Co.	78,778	4,345,853
Hyundai Heavy Industries	23,074	4,610,876
Hyundai Motor Co.	204,130	8,006,374
Kookmin Bank	321,074	28,803,832
Korean Reinsurance Co.	501,184	6,579,105
KT & G Corp.	73,453	4,801,615
LG Electronics, Inc.	90,110	6,149,088
LG Petrochemical Co., Ltd.	80,630	2,378,276
LG Philips LCD Co., Ltd. ADR*	136,800	2,391,264

South Korea – (concluded)
POSCO		33,477	14,055,501
Samsung Electronics Co., Ltd.		44,662	25,012,942
Samsung Engineering Co., Ltd.		37,600	2,342,007
Sejong Securities Co., Ltd.[1,3]		726,000,000	0
Shinhan Financial Group Co., Ltd.		120,494	6,916,110
STX Pan Ocean Co., Ltd.		5,522,000	4,658,841

			139,282,549

Taiwan – 12.11%
Advanced Semiconductor Engineering, Inc.*		5,837,000	6,923,191
Asia Cement Corp. GDR[2]		199,828	1,932,337
Asustek Computer, Inc.		2,251,000	5,305,753
AU Optronics Corp. ADR		409,229	5,851,975
Cathay Financial Holding Co., Ltd.		5,720,967	11,876,902
Cathay Financial Holding Co., Ltd. Participation Certificates*[1]		462,433	960,025
China Steel Corp.		3,102,000	3,496,452
Delta Electronics, Inc.		1,603,325	5,184,207
Foxconn Technology Co., Ltd.		635,200	7,207,712
Fuhwa Financial Holdings Co., Ltd.*		5,158,310	2,494,046
Giant Manufacturing Co., Ltd.		907,000	1,406,053
HON HAI Precision Industry Co., Ltd.		2,324,570	15,594,541
King Yuan Electronics Co., Ltd.		2,611,449	2,181,994
MediaTek, Inc.		826,924	9,495,682
Novatek Microelectronics Corp. Ltd.		464,000	2,005,077
Taiwan Semiconductor Manufacturing Co., Ltd.		12,353,117	25,346,810

			107,262,757

Thailand – 1.90%
Banpu PCL		674,300	3,890,563
Kasikornbank PCL		1,542,600	2,952,134
Kasikornbank PCL NVDR		813,800	1,510,911
Land & House PCL		12,595,200	2,392,404
TelecomAsia Corp. PCL[1,3]		216,818	0
Thai Beverage PLC		16,911,000	2,730,907
Thai Oil PCL		1,998,800	3,339,897

			16,816,816

Turkey – 2.11%
Turkiye Garanti Bankasi AS		1,725,278	7,746,399
Turkiye Is Bankasi		2,267,663	10,914,757

			18,661,156

Total international equities
(cost $650,038,367)			868,393,128

	Face
	amount

International bond – 0.00%
International corporate bond – 0.00%
Brazil – 0.00%
Cia Vale do Rio Doce, Mining Activities Revenue Linked Notes
0.000%, due 09/29/49[1,3,4,5]
(cost $0)	BRL	23,646	0

	Shares

Short-term investment – 1.26%
Other – 1.26%
UBS Supplementary Trust – U.S. Cash Management Prime Fund,
5.41%[6,7]
(cost $11,128,642)		11,128,642	11,128,642

Total investments – 99.30%
(cost $661,167,009)			879,521,770
Cash and other assets, less liabilities – 0.70%			6,220,700

Net assets – 100.00%			$885,742,470

Notes to portfolio of investments
Aggregate cost for federal income tax purposes was $661,167,009; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$224,947,298
Gross unrealized depreciation	(6,592,537)

Net unrealized appreciation	$218,354,761

*	Non-income producing security.
1	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. At March 31, 2007, the value of these securities amounted to $31,057,143 or 3.51% of net assets.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, the value of these securities amounted to $32,864,515 or 3.71% of net assets.
3	Security is illiquid. These securities amounted to $0 or 0.00% of net assets.
4	Perpetual bond security. The maturity date reflects the next call date.
5	Floating rate security – The interest rate shown is the current rate as of March 31, 2007.
6	Investment in affiliated mutual fund.
7	The rate shown is the effective yield at the date of purchase.
ADR	American depository receipt.
GDR	Global depositary receipt.
NVDR	Non-voting depository receipt.

Currency type abbreviation:
BRL	Brazilian Real

Industry diversification
As a percentage of net assets
As of March 31, 2007 (unaudited)a

International equities
Air freight & logistics	0.28%
Automobiles	1.97
Beverages	2.66
Chemicals	0.27
Commercial banks	17.84
Communications equipment	0.05
Computers & peripherals	1.41
Construction & engineering	1.42
Construction materials	2.35
Distributors	0.22
Diversified financial services	0.28
Diversified telecommunication services	3.92
Electric utilities	1.48
Electrical equipment	0.91
Electronic equipment & instruments	3.28
Energy equipment & services	0.37
Food & staples retailing	0.36
Food products	0.44
Hotels, restaurants & leisure	1.12
Household durables	1.20
Independent power producers & energy traders	0.58
Industrial conglomerates	0.39
Insurance	3.18
IT services	1.40
Leisure equipment & products	0.16
Machinery	1.05
Marine	1.20
Media	1.04
Metals & mining	9.17
Multiline retail	0.71
Oil, gas & consumable fuels	16.55
Pharmaceuticals	1.67
Semiconductors & semiconductor equipment	8.01
Specialty retail	0.29
Thrifts & mortgage finance	0.35
Tobacco	1.69
Transportation infrastructure	0.71
Wireless telecommunication services	8.06

Total international equities	98.04
International bond
International corporate bond	0.00
Short-term investment	1.26

Total investments	99.30
Cash and other assets, less liabilities	0.70

Net assets	100.00%

a Figures represent the industry breakdown of direct investments of the UBS Emerging Markets Equity Relationship Fund. Figures would be different if a breakdown of the underlying investment company’s diversification were included.

UBS Global ex U.S. Smaller Cap Equity Completion Relationship Fund – Portfolio of investments
March 31, 2007 (unaudited)

	Shares	Value

International equities – 98.68%
Australia – 0.76%
Harvey Norman Holdings Ltd.	87,592	$334,510

Austria – 1.90%
Andritz AG	1,152	288,990
Mayr Melnhof Karton AG	1,087	242,525
Wie-ner Staedtische Versicherung AG	4,286	304,021

		835,536

Belgium – 1.34%
Barco NV	2,985	275,697
Euronav NV	5,516	185,614
Omega Pharma SA	1,686	129,864

		591,175

Canada – 4.90%
Abitibi-Consolidated, Inc.	132,800	370,391
CGI Group Inc, Class A*	48,200	416,662
Domtar Corp.*	36,500	332,278
Jean Coutu Group, Inc., Class A	29,700	370,960
QLT, Inc.*	27,000	210,013
Yellow Pages Income Fund	38,600	455,376

		2,155,680

Denmark – 4.88%
Bang & Olufsen A/S	1,150	142,468
Coloplast A/S, Class B	2,250	191,005
FLSmidth & Co. A/S	4,100	277,854
Genmab A/S*	5,875	358,119
GN Store Nord	12,600	178,459
Sydbank A/S	7,400	398,010
Topdanmark A/S*	2,000	387,253
William Demant Holding*	2,400	212,989

		2,146,157

Finland – 3.06%
Konecranes Oyj	12,642	423,884
Nokian Renkaat Oyj	4,778	130,845
Sanoma-WSOY Oyj	16,244	481,947
Tietoenator Oyj	10,713	311,979

		1,348,655

France – 2.30%
Rhodia SA*	107,044	393,236
SCOR	5,574	150,559
Zodiac SA	6,540	470,720

		1,014,515

Germany – 6.25%
GEA Group AG	13,998	387,448
KarstadtQuelle AG*	2,870	105,815
Pfleiderer AG	12,393	361,234
ProSiebenSat.1 Media AG, Preference	6,097	216,078
Rheinmetall AG	4,289	397,625
Solarworld AG	5,859	454,969
Suedzucker AG	13,648	260,713
Wincor Nixdorf AG	6,096	568,080

		2,751,962

Greece – 2.00%
Cosmote Mobile Telecommunications SA	16,172	484,347
Hellenic Exchanges SA Holding	7,527	172,744
Motor Oil (Hellas) Corinth Refineries SA	8,002	222,555

		879,646

Hong Kong – 1.99%
ASM Pacific Technology	10,500	61,950
Cheung Kong Infrastructure Holdings Ltd.	122,000	424,701
Solomon Systech International Ltd.	518,000	81,544
Texwinca Holdings Ltd.	196,000	132,197
Yue Yuen Industrial Holdings	52,000	176,361

		876,753

Ireland – 2.89%
DCC PLC	15,213	535,695
IAWS Group PLC	12,575	292,291
Independent News & Media PLC	97,370	442,244

		1,270,230

Italy – 3.42%
Autogrill SpA	28,378	543,611
Benetton Group SpA	11,305	183,034
Italcementi SpA	9,223	276,227
Lottomatica SpA	6,867	273,547
Mediolanum SpA	28,179	228,493

		1,504,912

Japan – 21.48%
Access Co., Ltd.*	23	103,055
Alfresa Holdings Corp.	3,000	190,937
Aoyama Trading Co., Ltd.	9,300	295,163
Arrk Corp.	37,900	457,669
Asatsu-DK, Inc.	5,500	173,625
Asics Corp.	19,000	212,670
Canon Marketing Japan, Inc.	8,900	186,549
Circle K Sunkus Co., Ltd.	13,500	252,037
COMSYS Holdings Corp.	21,000	225,433
Creed Corp.	114	369,552
EDION Corp.	8,200	114,469
FamilyMart Co., Ltd.	4,300	119,688
Fields Corp.	195	314,409
Glory Ltd.	22,000	428,462
Gunze Ltd.	26,000	151,137
Hikari Tsushin, Inc.	1,700	77,469
Hitachi High-Technologies Corp.	7,100	194,009
Itochu Techno-Solutions Corp.	3,600	172,607
Katokichi Co., Ltd.	18,500	116,331
Matsui Securities Co., Ltd.	19,800	173,569
Matsumotokiyoshi Co., Ltd.	14,100	323,065
Meitec Corp.	9,400	303,123
NET One Systems Co., Ltd.	111	131,874
NHK Spring Co., Ltd.	17,000	170,664
Nichirei Corp.	37,000	216,336
Nippon Kayaku Co., Ltd.	22,000	181,653
Nippon Shokubai Co., Ltd.	17,000	183,503
Nitori Co., Ltd.	5,100	253,615
Nitta Corp.	23,500	502,546
NTT Urban Development Corp.	188	440,326
Park24 Co., Ltd.	13,500	181,581
QP Corp.	32,000	290,292
Round One Corp.	49	98,965
Sapporo Holdings., Ltd.	43,000	302,503
SBI E*Trade Securities Co., Ltd.	180	229,124
Sumitomo Bakelite Co., Ltd.	13,000	93,992
Sumitomo Osaka Cement Co., Ltd.	60,000	180,244
Sumitomo Titanium Corp.	1,100	122,191
Toho Titanium Co., Ltd.	2,400	117,515
Toyobo Co., Ltd.	70,000	208,503
Toyoda Gosei Co., Ltd.	6,400	151,256
Yusen Air & Ses Service Co., Ltd.	16,100	441,302

		9,453,013

Luxembourg – 0.69%
Acergy SA*	14,300	305,254

Netherlands – 2.12%
Fugro NV, CVA	7,504	380,920
Wereldhave NV	3,591	552,859

		933,779

New Zealand – 1.94%
Auckland International Airport Ltd.	325,312	560,052
Sky City Entertainment Group Ltd.	87,861	293,105

		853,157

Norway – 3.30%
Aker Kvaerner ASA	22,500	507,132
Norske Skogindustrier ASA	25,700	439,728
TGS-Nopec Geophysical Co. ASA*	15,100	349,037
Tomra Systems ASA	21,800	156,911

		1,452,808

Portugal – 1.08%
Banco BPI SA	54,950	477,132

Singapore – 4.79%
CapitaMall Trust	184,000	456,013
Chartered Semiconductor Manufacturing Ltd.*	209,000	199,750
Jardine Cycle & Carriage Ltd.	28,000	219,622
Keppel Land Ltd.	65,000	407,013
Olam International Ltd.	190,000	383,218
SembCorp Marine Ltd.	190,000	440,827

		2,106,443

Spain – 1.98%
Antena 3 de Television SA	8,750	195,669
Mapfre SA	53,262	273,216
Sociedad General de Aguas de Barcelona, SA, Class A	11,317	402,890

		871,775

Sweden – 2.01%
Axfood AB	6,500	256,917
Billerud AB	10,400	156,012
Elekta AB, Class B	6,000	108,051
OMX AB	17,400	361,939

		882,919

Switzerland – 0.86%
Speedel Holding AG*	2,557	377,295

United Kingdom – 22.74%
Arriva PLC	14,325	209,729
Balfour Beatty PLC	43,918	412,243
BBA Aviation PLC	84,388	466,637
Bovis Homes Group PLC	11,902	269,814
Cattles PLC	45,623	367,646
Close Brothers Group PLC	18,279	364,379
Cookson Group PLC	12,004	146,811
CSR PLC*	8,933	114,438
Daily Mail & General Trust, Class A (Non-voting)	34,947	558,416
Davis Service Group PLC	47,734	547,162
Electrocomponents PLC	95,446	543,749
Firstgroup PLC	39,134	511,730
FKI PLC	138,696	317,284
Galiform PLC*	41,853	128,276
Intertek Group PLC	13,401	239,055
Invensys PLC*	19,652	112,343
Investec PLC	15,452	200,079
Kesa Electricals PLC	72,665	484,749
LogicaCMG PLC	129,562	453,826
Meggitt PLC	61,127	359,062
National Express Group PLC	12,886	320,014
Provident Financial PLC	35,254	557,772
Rank Group PLC	55,391	222,637
Renishaw PLC	21,526	319,818
Signet Group PLC	189,940	469,086
Stagecoach Group PLC	67,558	239,299

Trinity Mirror PLC	20,481	214,415
Tullow Oil PLC	73,435	527,097
Weir Group PLC	27,227	326,026

		10,003,592

Total international equities
(cost $42,067,849)		43,426,898

	Number of
	rights

Rights – 0.16%
United Kingdom – 0.16%
Meggitt PLC expires 04/17/07*
(cost $0)	36,274	70,846

	Shares

Short-term investment – 0.38%
Investment company – 0.38%
UBS U.S. Cash Management Prime Relationship Fund, 5.40%[1,2]
(cost $167,392)	167,392	167,392

Total investments – 99.22%
(cost $42,235,241)		43,665,136
Cash and other assets, less liabilities – 0.78%		341,502

Net assets – 100.00%		$44,006,638

Notes to portfolio of investments
Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $42,235,241; and net unrealized appreciation consisted of:

Gross unrealized appreciation		$1,854,475
Gross unrealized depreciation		(424,580)

Net unrealized appreciation		$1,429,895

*	Non-income producing security.
1	Investment in affiliated mutual fund.
2	The rate shown is the effective yield at the date of purchase.
CVA	Dutch certification – depository certificate

Industry diversification
As a percentage of assets
As of March 31, 2007 (unaudited)[a]

International equities
Aerospace & defense	1.89%
Air freight & logistics	1.00
Auto components	1.03
Beverages	0.69
Biotechnology	2.15
Building products	0.82
Capital markets	2.20
Chemicals	1.94
Commercial banks	1.99
Commercial services & supplies	4.28
Computers & peripherals	1.29
Construction & engineering	2.08
Construction materials	1.04
Consumer finance	2.10
Containers & packaging	0.55
Distributors	1.64
Diversified financial services	1.22
Electric utilities	0.97
Electrical equipment	1.03
Electronic equipment & instruments	2.59
Energy equipment & services	3.50
Food & staples retailing	3.88
Food products	2.67
Health care equipment & supplies	1.86
Health care providers & services	0.43
Hotels, restaurants & leisure	3.25
Household durables	0.94
Industrial conglomerates	2.45
Insurance	3.05
Internet software & services	0.23
IT services	3.38
Machinery	7.34
Media	6.22
Metals & mining	0.54
Multiline retail	1.00
Oil, gas & consumable fuels	2.13
Paper & forest products	2.95
Real estate investment trusts (REITs)	2.29
Real estate management & development	2.77
Road & rail	2.91
Semiconductors & semiconductor equipment	1.04
Specialty retail	4.14
Textiles, apparel & luxury goods	2.42
Trading companies & distributors	0.44
Transportation infrastructure	2.33
Water utilities	0.92
Wireless telecommunication services	1.10

Total international equities	98.68
Short-term investment	0.38
Rights	0.16

Total investments	99.22
Cash and other assets, less liabilities	0.78

Net assets	100.00%

a Figures represent the industry breakdown of direct investments of the UBS Global ex U.S. Smaller Cap Equity Completion Relationship Fund. Figures would be different if a breakdown of the underlying investment company's diversification were included.

UBS International Equity Relationship Fund – Portfolio of investments
March 31, 2007 (unaudited)

	Shares	Value

International equities – 98.04%
Australia – 3.49%
National Australia Bank Ltd.	229,922	$7,515,608
Qantas Airways Ltd.	2,814,141	11,953,838
QBE Insurance Group Ltd.	474,776	12,115,815

		31,585,261

Austria – 0.51%
Telekom Austria AG	183,621	4,589,378

Belgium – 1.61%
KBC Groep NV	86,096	10,708,706
Solvay SA, Class A	25,487	3,916,745

		14,625,451

Canada – 3.69%
Alcan, Inc.	90,260	4,704,934
Canadian Pacific Railway Ltd.	149,800	8,427,467
Cott Corp.*	182,000	2,415,106
Magna International, Inc., Class A	39,500	2,963,612
Manulife Financial Corp.	131,000	4,504,721
Toronto-Dominion Bank	172,900	10,396,464

		33,412,304

Denmark – 0.50%
Novo-Nordisk A/S, Class B	49,850	4,549,083

Finland – 1.41%
Nokia Oyj	243,047	5,594,139
Stora Enso Oyj, Class R	411,821	7,151,704

		12,745,843

France – 7.16%
AXA SA	395,743	16,779,455
France Telecom SA	660,992	17,456,637
Sanofi-Aventis	74,439	6,473,501
Total SA	344,131	24,111,653

		64,821,246

Germany – 7.60%
Allianz SE	97,547	20,029,667
Bayerische Motoren Werke AG	74,654	4,404,922
Deutsche Postbank AG	113,970	9,937,150
E.ON AG	45,339	6,164,418
Henkel KGaA* (Non-voting)	23,520	3,477,162
IKB Deutsche Industriebank AG	80,638	3,215,450
MAN AG	41,916	4,877,033
Metro AG	73,102	5,176,602
Muenchener Rueckversicherungs-Geselleschaft AG	18,661	3,156,172
SAP AG	80,897	3,606,171
Siemens AG	45,031	4,813,576

		68,858,323

Greece – 0.46%
Alpha Bank AE	23,005	728,330
National Bank of Greece SA	64,835	3,438,411

		4,166,741

Hong Kong – 1.32%
Esprit Holdings Ltd.	469,800	5,510,612
Sun Hung Kai Properties Ltd.	345,000	3,991,553
Yue Yuen Industrial Holdings	732,500	2,484,322

		11,986,487

Ireland – 2.63%
Bank of Ireland	551,044	11,888,211
CRH PLC	158,872	6,791,333
Depfa Bank PLC	286,694	5,131,934

		23,811,478

Italy – 3.10%
Intesa Sanpaolo SpA	2,591,668	19,681,923
UniCredito Italiano SpA	885,448	8,427,633

		28,109,556

Japan – 18.93%
Aeon Co., Ltd.	204,300	4,074,211
Aiful Corp.	88,550	2,742,766
Asahi Breweries Ltd.	367,800	5,899,033
Bank of Yokohama Ltd.	597,000	4,453,182
Bridgestone Corp.	238,300	4,762,360
Canon, Inc.	173,400	9,314,511
East Japan Railway Co.	773	6,021,843
Funai Electric Co., Ltd.	30,000	2,864,053
Honda Motor Co., Ltd.	273,200	9,528,615
Hoya Corp.	134,600	4,466,107
Japan Tobacco, Inc.	910	4,471,232
KDDI Corp.	477	3,809,038
Kubota Corp.	489,000	4,286,634
Mitsubishi Corp.	354,100	8,218,461
Mitsui Fudosan Co., Ltd.	155,000	4,551,086
Mitsui Sumitomo Insurance Co., Ltd.	560,000	7,028,513
Nissan Motor Co., Ltd.	477,000	5,112,449
Nitto Denko Corp.	132,100	6,199,194
NOK Corp.	127,800	2,174,465
Nomura Holdings, Inc.	217,700	4,535,417
NTN Corp.	357,000	3,090,122
NTT DoCoMo, Inc.	3,253	6,017,940
Rohm Co., Ltd.	71,300	6,468,067
Shin-Etsu Chemical Co., Ltd.	92,900	5,668,287
SMC Corp.	25,300	3,394,374
Sompo Japan Insurance, Inc.	297,000	3,702,418
Sumitomo Mitsui Financial Group, Inc.	1,092	9,915,479
Sumitomo Trust & Banking Co., Ltd.	415,000	4,328,199
Takefuji Corp.	72,780	2,921,329
Tanabe Seiyaku Co., Ltd.	150,000	2,040,479
Tokyo Gas Co., Ltd.	725,000	4,042,133
Toyota Motor Corp.	178,500	11,436,482
Yamada Denki Co., Ltd.	42,700	3,978,666

		171,517,145

Netherlands – 8.50%
ABN AMRO Holding NV	542,578	23,353,147
Aegon NV	441,244	8,794,382
ASML Holding NV*	281,803	6,960,496
ING Groep NV CVA	192,982	8,159,212
Koninklijke Philips Electronics NV	154,621	5,905,278
Reed Elsevier NV	333,446	5,897,544
Royal KPN NV	494,258	7,698,568
STMicroelectronics NV	198,285	3,816,907
TNT NV	140,186	6,428,892

		77,014,426

Norway – 1.40%
Statoil ASA	320,100	8,715,685
Telenor ASA	225,400	4,004,936

		12,720,621

Singapore – 0.12%
Singapore Telecommunications Ltd.	487,000	1,052,869

Spain – 2.26%
Banco Santander Central Hispano SA	1,144,782	20,430,874

Sweden – 1.70%
Sandvik AB	437,900	7,776,193
Telefonaktiebolaget LM Ericsson, Class B	2,066,000	7,603,855

		15,380,048

Switzerland – 8.72%
Clariant AG*	176,785	3,033,343
Credit Suisse Group	299,745	21,509,908
Holcim Ltd.	81,900	8,202,469
Nestle SA	23,280	9,066,584
Novartis AG	273,093	15,664,389
Roche Holding AG	97,406	17,234,325
Straumann Holding AG	14,917	4,278,134

		78,989,152

United Kingdom – 22.93%
AstraZeneca PLC	55,747	2,999,245
Balfour Beatty PLC	287,819	2,701,655
Barclays PLC	1,288,272	18,278,259
BP PLC	2,751,291	29,885,987
British Sky Broadcasting Group PLC	434,558	4,823,018
Cadbury Schweppes PLC	315,823	4,052,130
Carnival PLC	123,999	5,975,840
Diageo PLC	689,680	13,972,238
Experian Group Ltd.	426,648	4,915,737
Gallaher Group PLC	438,973	9,787,228
GlaxoSmithKline PLC	183,044	5,032,038
Home Retail Group	202,300	1,767,546
Kesa Electricals PLC	619,553	4,133,045
Kingfisher PLC	1,342,559	7,351,239
Prudential PLC	927,129	13,090,435
Rentokil Initial PLC	651,197	2,088,777
Rio Tinto PLC	74,479	4,253,273
Royal Bank of Scotland Group PLC	550,444	21,490,514
Scottish & Southern Energy PLC	196,135	5,947,709
Tesco PLC	1,092,619	9,551,865
Vodafone Group PLC	8,548,393	22,793,749
Wolseley PLC	358,990	8,413,682
WPP Group PLC	293,818	4,452,061

		207,757,270

Total international equities
(cost $751,537,698)		888,123,556

Investment company – 0.17%
UBS Global ex U.S. Smaller Cap Equity Completion
Relationship Fund[1]
(cost $1,470,000)	147,000	1,525,537

Short-term investment – 0.12%
Other – 0.12%
UBS Supplementary Trust – U.S. Cash Management Prime Fund,
5.41%[1,2]
(cost $1,122,702)	1,122,702	1,122,702

Total investments – 98.33%
(cost $754,130,400)		890,771,795
Cash and other assets, less liabilities – 1.67%		15,132,730

Net assets – 100.00%		$905,904,525

Notes to portfolio of investments
Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $754,130,400; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$150,454,030
Gross unrealized depreciation	(13,812,635)

Net unrealized appreciation	$136,641,395

*	Non-income producing security.
1	Investments in affiliated mutual fund.
2	The rate shown is the effective yield at the date of purchase.
CVA	Dutch certification – depository certificate

Forward foreign currency contracts
UBS International Equity Relationship Fund had the following open forward foreign currency contracts as of March 31, 2007:

					Unrealized
	Contracts	In		Maturity	appreciation/
	to deliver	exchange for		date	(depreciation)

Australian Dollar	9,810,000	JPY	917,715,690	05/18/07	$(90,272)
Canadian Dollar	15,970,000	USD	14,120,560	05/18/07	269,734
Euro	19,405,000	CHF	31,083,220	05/18/07	(289,635)
Euro	101,310,000	USD	131,406,776	05/18/07	(4,171,332)
Great Britain Pound	35,810,000	USD	68,415,985	05/18/07	(2,043,771)
Great Britain Pound	2,785,000	USD	5,483,526	05/18/07	3,760
Japanese Yen	595,900,000	USD	5,167,853	05/18/07	79,571
Japanese Yen	1,163,800,000	USD	9,777,326	05/18/07	(160,152)
Norwegian Krone	33,000,000	USD	5,323,268	05/18/07	(112,993)
Singapore Dollar	16,565,000	USD	10,839,550	05/18/07	(110,719)
United States Dollar	13,627,675	CAD	15,970,000	05/18/07	223,151
United States Dollar	8,433,489	CHF	10,315,000	05/18/07	88,151
United States Dollar	5,067,454	DKK	29,280,000	05/18/07	190,697
United States Dollar	27,437,377	EUR	20,835,000	05/18/07	445,062
United States Dollar	6,834,115	GBP	3,530,000	05/18/07	111,513
United States Dollar	65,513,318	JPY	7,545,300,000	05/18/07	(1,085,367)
United States Dollar	4,717,951	JPY	562,000,000	05/18/07	80,865
United States Dollar	48,219,952	SEK	338,140,000	05/18/07	327,496
United States Dollar	25,944,160	SGD	40,050,000	05/18/07	530,832

Net unrealized depreciation on forward foreign currency contracts					$(5,713,409)

Currency type abbreviations:
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

Industry diversification
As a percentage of net assets
As of March 31, 2007 (unaudited)[a]

International Equities
Air freight & logistics	0.71%
Airlines	1.32
Auto components	1.09
Automobiles	3.36
Beverages	2.46
Capital markets	2.87
Chemicals	2.08
Commercial banks	21.34
Commercial services & supplies	0.77
Communications equipment	1.46
Construction & engineering	0.30
Construction materials	1.66
Consumer finance	0.63
Diversified financial services	0.90
Diversified telecommunication services	3.84
Electric utilities	1.34
Electronic equipment & instruments	0.49
Food & staples retailing	2.08
Food products	1.45
Gas utilities	0.45
Health care equipment & supplies	0.47
Hotels, restaurants & leisure	0.66
Household durables	0.97
Household products	0.38
Industrial conglomerates	0.53
Insurance	9.85
Internet & catalog retail	0.20
Machinery	2.59
Media	1.67
Metals & mining	0.99
Office electronics	1.03
Oil, gas & consumable fuels	6.92
Paper & forest products	0.79
Pharmaceuticals	5.96
Real estate management & development	0.94
Road & rail	1.59
Semiconductors & semiconductor equipment	1.90
Software	0.40
Specialty retail	2.32
Textiles, apparel & luxury goods	0.27
Tobacco	1.57
Trading companies & distributors	1.84
Wireless telecommunication services	3.60

Total international equities	98.04
Investment Company
UBS Global ex U.S. Smaller Cap Equity Completion Relationship Fund	0.17
Short-term investment	0.12

Total investments	98.33
Cash and other assets, less liabilities	1.67

Net assets	100.00%

a	Figures represent the direct investments of the UBS International Equity Relationship Fund. Figures would be different if a breakdown of the underlying investment company’s diversification was included.

UBS Small-Cap Equity Relationship Fund – Portfolio of investments
March 31, 2007 (unaudited)

	Shares	Value

Equities – 93.40%
Aerospace & defense – 3.09%
Hexcel Corp.*	431,200	$8,559,320
LMI Aerospace, Inc.*	170,300	3,172,689
Triumph Group, Inc.	99,300	5,495,262

		17,227,271

Air freight & logistics – 0.93%
ABX Air, Inc.*	421,500	2,887,275
Dynamex, Inc.*	89,400	2,274,336

		5,161,611

Auto components – 0.83%
Drew Industries, Inc.*	160,800	4,611,744

Biotechnology – 0.59%
Alkermes, Inc.*	213,800	3,301,072

Building products – 2.04%
Insteel Industries, Inc.	222,400	3,734,096
NCI Building Systems, Inc.*	90,600	4,325,244
Trex Co., Inc.*	153,800	3,311,314

		11,370,654

Capital markets – 6.23%
Apollo Investment Corp.	586,900	12,559,660
GFI Group, Inc.*	136,100	9,250,717
Lazard Ltd., Class A	182,100	9,137,778
optionsXpress Holdings, Inc.	157,700	3,712,258

		34,660,413

Chemicals – 1.13%
Cytec Industries, Inc.	112,000	6,298,880

Commercial banks – 1.89%
Colonial BancGroup, Inc.	276,800	6,850,800
Cullen/Frost Bankers, Inc.	70,500	3,689,265

		10,540,065

Commercial services & supplies – 2.15%
Heidrick & Struggles International, Inc.*	118,787	5,755,230
Innerworkings, Inc.*	263,800	3,112,840
LECG Corp.*	212,300	3,074,104

		11,942,174

Communications equipment – 4.24%
Acme Packet, Inc.*	23,100	341,418
Black Box Corp.	126,100	4,607,694
F5 Networks, Inc.*	92,600	6,174,568
Harris Corp.	164,100	8,360,895
OpNext, Inc.*	51,600	763,164
Powerwave Technologies, Inc.*	589,100	3,351,979

		23,599,718

Consumer finance – 0.77%
Dollar Financial Corp.*	170,400	4,311,120

Containers & packaging – 0.49%
Caraustar Industries, Inc.*	436,100	2,738,708

Distributors – 0.50%
Source Interlink Cos., Inc.*	411,700	2,762,507

Diversified consumer services – 1.79%
Coinstar, Inc.*	144,400	4,519,720
Regis Corp.	135,600	5,474,172

		9,993,892

Diversified financial services – 1.37%
Primus Guaranty Ltd.*	619,100	7,614,930

Diversified telecommunication services – 1.60%
Aruba Networks, Inc.*	47,318	694,155
BigBand Networks, Inc.*	93,700	1,687,537
NeuStar, Inc., Class A*	229,500	6,526,980

		8,908,672

Electric utilities – 0.97%
Hawaiian Electric Industries, Inc.	207,800	5,400,722

Electrical equipment – 1.91%
A.O. Smith Corp.	103,900	3,971,058
Regal-Beloit Corp.	143,500	6,655,530

		10,626,588

Electronic equipment & instruments – 1.22%
Newport Corp.*	415,100	6,795,187

Energy equipment & services – 2.25%
Bristow Group, Inc.*	94,200	3,433,590
Metretek Technologies, Inc.*	221,900	2,960,146
Oil States International, Inc.*	190,800	6,122,772

		12,516,508

Food & staples retailing – 1.29%
Nash Finch Co.	83,600	2,880,856
Susser Holdings Corp.*	246,600	4,278,510

		7,159,366

Gas utilities – 1.24%
Equitable Resources, Inc.	142,800	6,900,096

Health care equipment & supplies – 1.16%
I-Flow Corp.*	191,600	2,824,184
Syneron Medical Ltd.*	133,700	3,616,585

		6,440,769

Health care providers & services – 2.60%
LifePoint Hospitals, Inc.*	215,400	8,232,588
Matria Healthcare, Inc.*	236,300	6,228,868

		14,461,456

Hotels, restaurants & leisure – 1.86%
Vail Resorts, Inc.*	190,400	10,344,432

Household durables – 3.08%
Ethan Allen Interiors, Inc.	176,400	6,233,976
Stanley Furniture Co., Inc.	154,600	3,215,680
Tempur-Pedic International, Inc.	296,300	7,700,837

		17,150,493

Industrial conglomerates – 1.27%
Walter Industries, Inc.	284,919	7,051,745

Insurance – 2.19%
American Equity Investment Life Holding Co.	409,500	5,376,735
National Financial Partners Corp.	145,300	6,816,023

		12,192,758

Internet software & services – 4.24%
Art Technology Group, Inc.*	1,090,860	2,530,795
Openwave Systems, Inc.*	286,300	2,333,345
Tumbleweed Communications Corp.*	1,095,500	3,352,230
ValueClick, Inc.*	225,300	5,887,089
WebEx Communications, Inc.*	36,000	2,046,960
Websense, Inc.*	325,200	7,476,348

		23,626,767

IT services – 1.09%
RightNow Technologies, Inc.*	214,400	3,511,872
SRA International, Inc., Class A*	105,000	2,557,800

		6,069,672

Machinery – 2.97%
Chart Industries, Inc.*	152,400	2,767,584
ESCO Technologies, Inc.*	143,000	6,409,260
Greenbrier Cos., Inc.	64,900	1,732,830
Mueller Water Products, Inc., Class B	418,590	5,604,920

		16,514,594

Media – 1.02%
Valassis Communications, Inc.*	329,500	5,664,105

Metals & mining – 1.89%
Quanex Corp.	248,300	10,515,505

Oil, gas & consumable fuels – 2.62%
Alpha Natural Resources, Inc.*	466,600	7,292,958
Foundation Coal Holdings, Inc.	212,000	7,280,080

		14,573,038

Real estate investment trusts (REITs) – 11.17%
American Financial Realty Trust	250,200	2,522,016
Capital Lease Funding, Inc.	566,800	6,070,428
CBRE Realty Finance, Inc.	435,700	5,764,311
FelCor Lodging Trust, Inc.	516,100	13,403,117
Gramercy Capital Corp.	203,900	6,255,652
Highland Hospitality Corp.	442,300	7,872,940
LaSalle Hotel Properties	108,400	5,025,424
MFA Mortgage Investments, Inc.	857,334	6,601,472
RAIT Investment Trust	310,540	8,676,487

		62,191,847

Road & rail – 1.85%
Genesee & Wyoming, Inc.*	229,045	6,094,888
Kansas City Southern, Inc.*	118,400	4,212,672

		10,307,560

Semiconductors & semiconductor equipment – 1.68%
ON Semiconductor Corp.*	488,900	4,360,988
Sirf Technology Holdings, Inc.*	179,700	4,988,472

		9,349,460

Software – 3.06%
Double-Take Software, Inc.*	6,700	90,517
Glu Mobile, Inc.*	133,000	1,330,000
Nuance Communications, Inc.*	200,200	3,065,062
Quest Software, Inc.*	169,000	2,749,630
Secure Computing Corp.*	319,400	2,459,380
Smith Micro Software, Inc.*	169,417	3,156,239
Sourcefire, Inc.*	7,400	130,462
Vasco Data Security International, Inc.*	227,855	4,071,769

		17,053,059

Specialty retail – 2.91%
AnnTaylor Stores Corp.*	117,200	4,545,016
Casual Male Retail Group, Inc.*	463,700	5,485,571
Conn’s, Inc.*	248,500	6,150,375

		16,180,962

Textiles, apparel & luxury goods – 1.83%
Movado Group, Inc.	196,670	5,791,932
True Religion Apparel, Inc.*	271,500	4,409,160

		10,201,092

Trading companies & distributors – 6.09%
Beacon Roofing Supply, Inc.*	199,200	3,223,056
Interline Brands, Inc.*	317,200	6,953,024

Trading companies & distributors – (concluded)
Rush Enterprises, Inc., Class A*	298,000	5,724,580
United Rentals, Inc.*	412,600	11,346,500
Watsco, Inc.	129,800	6,628,886

		33,876,046

Wireless telecommunication services – 0.30%
InPhonic, Inc.*	155,500	1,694,950

Total equities
(cost $472,009,624)		519,902,208

Short-term investments – 7.27%
Other – 7.12%
UBS Supplementary Trust –
U.S. Cash Management Prime Fund,
5.41%[1,2]
(cost $39,658,176)	39,658,176	39,658,176

	Face
	amount
US government obligation – 0.15%
US Treasury Bills,
4.98%, due 06/28/07[3,4]
(cost $834,946)	$845,000	834,994

Total short-term investments
(cost $40,493,122)		40,493,170

Total investments – 100.67%
(cost $512,502,746)		560,395,378
Liabilities, in excess of cash and other assets – (0.67)%		(3,755,866)

Net assets – 100.00%		$556,639,512

Notes to portfolio of investments
Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $512,502,746; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$61,942,136
Gross unrealized depreciation	(14,049,504)

Net unrealized appreciation	$47,892,632

*	Non-income producing security.
1	Investment in affiliated mutual fund.
2	The rate shown is the effective yield at the date of purchase.
3	This security was pledged to cover margin requirements for futures contracts.
4	Interest rate shown is discount rate at date of purchase.

Futures contracts
UBS Small-Cap Equity Relationship Fund had the following open futures contracts as of March 31, 2007:

	Expiration			Unrealized
	date	Cost	Value	appreciation

Index futures buy contracts:
Russell 2000, 175 contracts	June 2007	$13,869,146	$14,140,000	$270,854

The segregated aggregate market value of investments pledged to cover margin requirements for the open futures positions at March 31, 2007 was $834,994.

Industry diversification
As a percentage of assets
As of March 31, 2007 (unaudited)[a]

Equities
Aerospace & defense	3.09%
Air freight & logistics	0.93
Auto components	0.83
Biotechnology	0.59
Building products	2.04
Capital markets	6.23
Chemicals	1.13
Commercial banks	1.89
Commercial services & supplies	2.15
Communications equipment	4.24
Consumer finance	0.77
Containers & packaging	0.49
Distributors	0.50
Diversified consumer services	1.79
Diversified financial services	1.37
Diversified telecommunication services	1.60
Electric utilities	0.97
Electrical equipment	1.91
Electronic equipment & instruments	1.22
Energy equipment & services	2.25
Food & staples retailing	1.29
Gas utilities	1.24
Health care equipment & supplies	1.16
Health care providers & services	2.60
Hotels, restaurants & leisure	1.86
Household durables	3.08
Industrial conglomerates	1.27
Insurance	2.19
Internet software & services	4.24
IT services	1.09
Machinery	2.97
Media	1.02
Metals & mining	1.89
Oil, gas & consumable fuels	2.62
Real estate investment trusts (REITs)	11.17
Road & rail	1.85
Semiconductors & semiconductor equipment	1.68
Software	3.06
Specialty retail	2.91
Textiles, apparel & luxury goods	1.83
Trading companies & distributors	6.09
Wireless telecommunication services	0.30

Total equities	93.40
Short-term investments	7.27

Total investments	100.67
Liabilities, in excess of cash and other assets	(0.67)

Net assets	100.00%

a Figures represent the industry breakdown of direct investments of the UBS Small-Cap Equity Relationship Fund. Figures would be different if a breakdown of the underlying investment company's diversification were included.

UBS U.S. Equity Alpha Relationship Fund – Portfolio of investments
March 31, 2007 (unaudited)
	Shares	Value

Equities – 122.21%
Aerospace & defense – 1.63%
Lockheed Martin Corp.[1]	50,700	$4,918,914
Northrop Grumman Corp.[1]	125,700	9,329,454

		14,248,368

Air freight & logistics – 2.99%
FedEx Corp.[1]	242,700	26,073,261

Airlines – 0.50%
Southwest Airlines Co.[1]	299,400	4,401,180

Auto components – 5.05%
BorgWarner, Inc.[1]	225,300	16,992,126
Johnson Controls, Inc.[1]	286,300	27,089,706

		44,081,832

Automobiles – 0.80%
Harley-Davidson, Inc.[1]	119,500	7,020,625

Beverages – 1.55%
Anheuser-Busch Cos., Inc.[1]	127,400	6,428,604
Constellation Brands, Inc., Class A*[1]	335,200	7,099,536

		13,528,140

Biotechnology – 2.84%
Cephalon, Inc.*[1]	52,700	3,752,767
Genzyme Corp.*[1]	267,900	16,079,358
Millennium Pharmaceuticals, Inc.*[1]	439,800	4,996,128

		24,828,253

Building products – 2.04%
Masco Corp.[1]	649,700	17,801,780

Capital markets – 8.63%
Bank of New York Co., Inc.[1]	482,400	19,561,320
Mellon Financial Corp.[1]	302,200	13,036,908
Morgan Stanley[1]	543,400	42,798,184

		75,396,412

Commercial banks – 9.93%
City National Corp.[1]	81,100	5,968,960
Fifth Third Bancorp[1]	552,200	21,364,618
PNC Financial Services Group, Inc.[1]	253,300	18,230,001
Wells Fargo & Co.[1]	1,194,200	41,116,306

		86,679,885

Computers & peripherals – 0.47%
Dell, Inc.*[1]	175,000	4,061,750

Construction materials – 0.83%
Martin Marietta Materials, Inc.[1]	53,400	7,219,680

Diversified consumer services – 0.21%
H&R Block, Inc.[1]	87,400	1,838,896

Diversified financial services – 8.47%
Citigroup, Inc.[1]	845,600	43,413,104
JPMorgan Chase & Co.[1]	631,600	30,556,808

		73,969,912

Diversified telecommunication services – 2.72%
AT&T, Inc.[1]	522,400	20,598,232
Embarq Corp.[1]	55,395	3,121,508

		23,719,740

Electric utilities – 3.74%
American Electric Power Co., Inc.[1]	185,700	9,052,875
Northeast Utilities[1]	193,800	6,350,826
Pepco Holdings, Inc.[1]	593,100	17,211,762

		32,615,463

Energy equipment & services – 1.98%
ENSCO International, Inc.[1]	158,900	8,644,160
Halliburton Co.[1]	273,100	8,668,194

		17,312,354

Food & staples retailing – 3.09%
Costco Wholesale Corp.[1]	245,200	13,201,568
SYSCO Corp.[1]	407,700	13,792,491

		26,994,059

Health care equipment & supplies – 1.08%
Medtronic, Inc.[1]	193,000	9,468,580

Health care providers & services – 2.58%
Medco Health Solutions, Inc.*[1]	175,100	12,700,003
UnitedHealth Group, Inc.[1]	185,300	9,815,341

		22,515,344

Hotels, restaurants & leisure – 3.00%
Carnival Corp.[1]	559,200	26,204,112

Household durables – 1.17%
Fortune Brands, Inc.[1]	129,200	10,183,544

Industrial conglomerates – 3.24%
General Electric Co.[1]	800,000	28,288,000

Insurance – 2.77%
American International Group, Inc.[1]	99,400	6,681,668
Hartford Financial Services Group, Inc.[1]	183,600	17,548,488

		24,230,156

Internet & catalog retail – 0.85%
Amazon.com, Inc.*[1]	186,500	7,420,835

Internet software & services – 0.89%
Yahoo!, Inc.*[1]	248,300	7,769,307

Life sciences tools & services – 0.39%
Waters Corp.*[1]	58,500	3,393,000

Machinery – 3.82%
Illinois Tool Works, Inc.[1]	388,200	20,031,120
PACCAR, Inc.[1]	181,700	13,336,780

		33,367,900

Media – 5.65%
McGraw-Hill Cos., Inc.[1]	189,100	11,890,608
News Corp., Class A1	533,000	12,322,960
Omnicom Group, Inc.[1]	157,500	16,124,850
Viacom, Inc., Class B*[1]	219,400	9,019,534

		49,357,952

Multi-utilities – 1.82%
Sempra Energy[1]	260,900	15,917,509

Oil, gas & consumable fuels – 5.05%
ConocoPhillips	255,100	17,436,085
EOG Resources, Inc.[1]	87,400	6,235,116
Marathon Oil Corp.[1]	152,200	15,041,926
Sunoco, Inc.[1]	76,200	5,367,528

		44,080,655

Pharmaceuticals – 9.14%
Allergan, Inc.[1]	170,000	18,839,400
Bristol-Myers Squibb Co.[1]	385,300	10,695,928
Johnson & Johnson[1]	227,500	13,709,150
Merck & Co., Inc.[1]	316,400	13,975,388
Wyeth[1]	451,100	22,568,533

		79,788,399

Road & rail – 2.43%
Burlington Northern Santa Fe Corp.[1]	263,400	21,185,262

Semiconductors & semiconductor equipment – 6.44%
Analog Devices, Inc.[1]	373,700	12,888,913
Intel Corp.[1]	848,100	16,224,153
Linear Technology Corp.[1]	254,300	8,033,337
National Semiconductor Corp.[1]	384,800	9,289,072
Xilinx, Inc.[1]	382,500	9,841,725

		56,277,200

Software – 7.11%
BEA Systems, Inc.*[1]	326,200	3,780,658
McAfee, Inc.*[1]	176,100	5,120,988
Microsoft Corp.[1]	1,094,400	30,500,928
Red Hat, Inc.*[1]	282,300	6,473,139
Symantec Corp.*[1]	937,600	16,220,480

		62,096,193

Specialty retail – 2.48%
Chico’s FAS, Inc.*[1]	213,800	5,223,134
Home Depot, Inc.[1]	446,100	16,389,714

		21,612,848

Textiles, apparel & luxury goods – 0.90%
Coach, Inc.*[1]	157,400	7,877,870

Thrifts & mortgage finance – 1.52%
Freddie Mac[1]	223,800	13,313,862

Wireless telecommunication services – 2.41%
Sprint Nextel Corp.[1]	1,109,100	21,028,536

Total equities (cost $996,229,504)		1,067,168,654

Investment company – 0.48%
SPDR Trust, Series 1
(cost $4,271,715)	29,700	4,218,885

Short-term investment – 0.21%
Investment company – 0.21%
UBS U.S. Cash Management Prime Relationship Fund,
5.40%[2,3] (cost $1,805,815)	1,805,815	1,805,815

Total investments before investments sold short – 122.90%
(cost $1,002,307,034)		1,073,193,354

Investments sold short – (22.28)%
Equities – (22.28)%
Air freight & logistics – (1.90)%
C.H. Robinson Worldwide, Inc.	(175,400)	(8,375,350)
Expeditors International of Washington, Inc.	(198,300)	(8,193,756)

		(16,569,106)

Airlines – (0.42)%
US Airways Group, Inc.*	(81,540)	(3,708,439)

Automobiles – (0.77)%
Ford Motor Co.	(364,800)	(2,878,272)
General Motors Corp.	(124,700)	(3,820,808)

		(6,699,080)

Capital markets – (1.43)%
Bear Stearns Cos., Inc.	(53,900)	(8,103,865)
Goldman Sachs Group, Inc.	(21,300)	(4,401,219)

		(12,505,084)

Commercial banks – (2.06)%
BB&T Corp.	(106,300)	(4,360,426)
Comerica, Inc.	(73,400)	(4,339,408)
KeyCorp.	(127,900)	(4,792,413)
Regions Financial Corp.	(127,900)	(4,523,823)

		(18,016,070)

Communications equipment – (0.62)%
QUALCOMM, Inc.	(127,900)	(5,456,214)

Computers & peripherals – (0.68)%
Apple, Inc.*	(63,600)	(5,909,076)

Construction materials – (0.47)%
Vulcan Materials Co.	(35,400)	(4,123,392)

Diversified financial services – (0.47)%
Chicago Mercantile Exchange Holdings, Inc., Class A	(7,700)	(4,099,942)

Food products – (0.40)%
Hershey Co.	(64,400)	(3,520,104)

Health care equipment & supplies – (0.69)%
Bausch & Lomb, Inc.	(52,500)	(2,685,900)
Zimmer Holdings, Inc.*	(39,400)	(3,365,154)

		(6,051,054)

Health care providers & services – (1.40)%
Amedisys, Inc.*	(166,800)	(5,409,324)
Cardinal Health, Inc.	(93,300)	(6,806,235)

		(12,215,559)

Hotels, restaurants & leisure – (0.61)%
Darden Restaurants, Inc.	(128,500)	(5,292,915)

Household durables – (1.20)%
KB Home	(46,600)	(1,988,422)
Lennar Corp., Class A	(56,800)	(2,397,528)
Stanley Works	(110,400)	(6,111,744)

		(10,497,694)

IT services – (0.80)%
Cognizant Technology Solutions Corp., Class A*	(79,000)	(6,973,330)

Machinery – (0.65)%
Caterpillar, Inc.	(85,100)	(5,704,253)

Media – (0.70)%
Gannett Co., Inc.	(42,800)	(2,409,212)
New York Times Co., Class A	(155,700)	(3,660,507)

		(6,069,719)

Metals & mining – (1.71)%
Freeport-McMoRan Copper & Gold, Inc.	(73,100)	(4,838,489)
Nucor Corp.	(155,200)	(10,108,176)

		(14,946,665)

Multiline retail – (0.92)%
Sears Holdings Corp.*	(44,400)	(7,999,104)

Oil, gas & consumable fuels – (1.49)%
Devon Energy Corp.	(64,200)	(4,443,924)
Tesoro Corp.	(51,700)	(5,192,231)
Valero Energy Corp.	(52,400)	(3,379,276)

		(13,015,431)

Pharmaceuticals – (0.97)%
Abbott Laboratories	(110,400)	(6,160,320)
Forest Laboratories, Inc.*	(45,200)	(2,325,088)

		(8,485,408)

Software – (1.49)%
BMC Software, Inc.*	(211,300)	(6,505,927)
Novell, Inc.*	(895,600)	(6,466,232)

		(12,972,159)

Specialty retail – (0.43)%
Best Buy Co., Inc.	(76,900)	(3,746,568)

Total investments sold short (proceeds $179,792,262)		(194,576,366)

Total investments, net of investments sold short – 100.62%		878,616,988
Liabilities, in excess of cash and other assets – (0.62)%		(5,378,339)

Net assets – 100.00%		$873,238,649

Notes to portfolio of investments
Aggregate cost before investments sold short for federal income tax purposes, which was substantially the same for book purposes, was $1,002,307,034; and net unrealized appreciation consisted of:

Gross unrealized appreciation		$81,892,997
Gross unrealized depreciation		(11,006,677)

Net unrealized depreciation		$70,886,320

*	Non-income producing security.
1	All or a portion of these securities have been pledged to cover open short positions.
2	Investment in affiliated mutual fund.
3	The rate shown is the effective yield at the date of purchase.

Industry diversification
As a percentage of net assets
As of March 31, 2007 (unaudited)[a]

Equities
Aerospace & defense	1.63%
Air freight & logistics	2.99
Airlines	0.50
Auto components	5.05
Automobiles	0.80
Beverages	1.55
Biotechnology	2.84
Building products	2.04
Capital markets	8.63
Commercial banks	9.93
Computers & peripherals	0.47
Construction materials	0.83
Diversified consumer services	0.21
Diversified financial services	8.47
Diversified telecommunication services	2.72
Electric utilities	3.74
Energy equipment & services	1.98
Food & staples retailing	3.09
Health care equipment & supplies	1.08
Health care providers & services	2.58
Hotels, restaurants & leisure	3.00
Household durables	1.17
Industrial conglomerates	3.24
Insurance	2.77
Internet & catalog retail	0.85
Internet software & services	0.89
Life sciences tools & services	0.39
Machinery	3.82
Media	5.65
Multi-utilities	1.82
Oil, gas & consumable fuels	5.05
Pharmaceuticals	9.14
Road & rail	2.43
Semiconductors & semiconductor equipment	6.44
Software	7.11
Specialty retail	2.48
Textiles, apparel & luxury goods	0.90
Thrifts & mortgage finance	1.52
Wireless telecommunication services	2.41

Total equities	122.21
Investment company
SPDR Trust, Series 1	0.48
Short-term investment	0.21

Total investments before investments sold short	122.90
Investments sold short
Equities sold short
Air freight & logistics	(1.90)
Airlines	(0.42)
Automobiles	(0.77)
Capital markets	(1.43)
Commercial banks	(2.06)
Communications equipment	(0.62)
Computers & peripherals	(0.68)
Construction materials	(0.47)
Diversified financial services	(0.47)
Food products	(0.40)
Health care equipment & supplies	(0.69)
Health care providers & services	(1.40)
Hotels, restaurants & leisure	(0.61)
Household durables	(1.20)
IT services	(0.80)
Machinery	(0.65)
Media	(0.70)
Metals & mining	(1.71)
Multiline retail	(0.92)
Oil, gas & consumable fuels	(1.49)
Pharmaceuticals	(0.97)
Software	(1.49)
Specialty retail	(0.43)

Total investments sold short	(22.28)

Total investments, net of investments sold short	100.62
Liabilities, in excess of cash and other assets	(0.62)

Net assets	100.00%

a Figures represent the industry breakdown of direct investments of the UBS U.S. Equity Alpha Relationship Fund. Figures would be different if a breakdown of the underlying investment company’s diversification was included.

UBS U.S. Large Cap Equity Relationship Fund – Portfolio of investments
March 31, 2007 (unaudited)

	Shares	Value

Equities – 98.69%
Aerospace & defense – 0.91%
Northrop Grumman Corp.	53,800	$3,993,036

Air freight & logistics – 1.63%
FedEx Corp.	66,900	7,187,067

Auto components – 3.43%
BorgWarner, Inc.	68,300	5,151,186
Johnson Controls, Inc.	105,000	9,935,100

		15,086,286

Automobiles – 0.65%
Harley-Davidson, Inc.	48,700	2,861,125

Beverages – 1.50%
Anheuser-Busch Cos., Inc.	64,700	3,264,762
Constellation Brands, Inc., Class A*	158,400	3,354,912

		6,619,674

Biotechnology – 2.43%
Cephalon, Inc.*	25,800	1,837,218
Genzyme Corp.*	120,300	7,220,406
Millennium Pharmaceuticals, Inc.*	142,700	1,621,072

		10,678,696

Building products – 1.86%
Masco Corp.	299,200	8,198,080

Capital markets – 6.17%
Mellon Financial Corp.	231,600	9,991,224
Morgan Stanley	218,300	17,193,308

		27,184,532

Commercial banks – 6.73%
City National Corp.	29,200	2,149,120
Fifth Third Bancorp	184,400	7,134,436
PNC Financial Services Group, Inc.	80,400	5,786,388
Wells Fargo & Co.	423,600	14,584,548

		29,654,492

Computers & peripherals – 0.67%
Dell, Inc.*	126,500	2,936,065

Diversified consumer services – 0.17%
H&R Block, Inc.	35,200	740,608

Diversified financial services – 6.18%
Citigroup, Inc.	363,413	18,657,623
JPMorgan Chase & Co.	176,700	8,548,746

		27,206,369

Diversified telecommunication services – 1.96%
AT&T, Inc.	184,900	7,290,607
Embarq Corp.	23,609	1,330,367

		8,620,974

Electric utilities – 4.78%
American Electric Power Co., Inc.	92,300	4,499,625
Exelon Corp.	187,300	12,869,383
Northeast Utilities	47,900	1,569,683
Pepco Holdings, Inc.	72,000	2,089,440

		21,028,131

Energy equipment & services – 3.03%
ENSCO International, Inc.	81,700	4,444,480
GlobalSantaFe Corp.	79,500	4,903,560
Halliburton Co.	126,300	4,008,762

		13,356,802

Food & staples retailing – 2.72%
Costco Wholesale Corp.	114,500	6,164,680
Sysco Corp.	171,700	5,808,611

		11,973,291

Health care equipment & supplies – 1.24%
Medtronic, Inc.	111,300	5,460,378

Health care providers & services – 2.48%
Medco Health Solutions, Inc.*	70,800	5,135,124
UnitedHealth Group, Inc.	108,900	5,768,433

		10,903,557

Hotels, restaurants & leisure – 1.61%
Carnival Corp.	151,100	7,080,546

Household durables – 0.94%
Fortune Brands, Inc.	52,500	4,138,050

Industrial conglomerates – 2.50%
General Electric Co.	311,000	10,996,960

Insurance – 2.75%
Allstate Corp.	72,400	4,348,344
American International Group, Inc.	44,700	3,004,734
Hartford Financial Services Group, Inc.	49,900	4,769,442

		12,122,520

Internet & catalog retail – 0.74%
Amazon.com, Inc.*	81,900	3,258,801

Internet software & services – 0.77%
Yahoo!, Inc.*	109,000	3,410,610

Life sciences tools & services – 0.45%
Waters Corp.*	34,500	2,001,000

Machinery – 3.25%
Illinois Tool Works, Inc.	173,000	8,926,800
PACCAR, Inc.	73,100	5,365,540

		14,292,340

Media – 4.86%
McGraw-Hill Cos., Inc.	46,100	2,898,768
News Corp., Class A	159,200	3,680,704
Omnicom Group, Inc.	66,700	6,828,746
R.H. Donnelley Corp.	60,692	4,302,456
Viacom, Inc., Class B*	89,700	3,687,567

		21,398,241

Multi-utilities – 1.82%
NiSource, Inc.	110,000	2,688,400
Sempra Energy	87,600	5,344,476

		8,032,876

Oil, gas & consumable fuels – 2.57%
Chevron Corp.	37,300	2,758,708
EOG Resources, Inc.	55,500	3,959,370
Exxon Mobil Corp.	60,800	4,587,360

		11,305,438

Pharmaceuticals – 8.29%
Allergan, Inc.	86,300	9,563,766
Bristol-Myers Squibb Co.	206,100	5,721,336
Johnson & Johnson	93,074	5,608,639
Merck & Co., Inc.	136,000	6,007,120
Wyeth	192,300	9,620,769

		36,521,630

Road & rail – 1.98%
Burlington Northern Santa Fe Corp.	108,600	8,734,698

Semiconductors & semiconductor equipment – 5.57%
Analog Devices, Inc.	154,600	5,332,154
Intel Corp.	417,800	7,992,514
Linear Technology Corp.	102,900	3,250,611
National Semiconductor Corp.	139,500	3,367,530
Xilinx, Inc.	177,400	4,564,502

		24,507,311

Software – 6.22%
BEA Systems, Inc.*	161,200	1,868,308
McAfee, Inc.*	89,600	2,605,568
Microsoft Corp.	528,500	14,729,295
Red Hat, Inc.*	112,700	2,584,211
Symantec Corp.*	323,540	5,597,242

		27,384,624

Specialty retail – 2.05%
Chico’s FAS, Inc.*	116,100	2,836,323
Home Depot, Inc.	168,500	6,190,690

		9,027,013

Textiles, apparel & luxury goods – 0.69%
Coach, Inc.*	60,300	3,018,015

Thrifts & mortgage finance – 1.05%
Freddie Mac	77,700	4,622,373

Wireless telecommunication services – 2.04%
Sprint Nextel Corp.	474,086	8,988,671

Total equities
(Cost $398,236,981)		434,530,880

Short-term investments – 1.45%
Other – 1.38%
UBS Supplementary Trust –
U.S. Cash Management Prime Fund,
5.41%[1,2] (cost $6,064,760)	6,064,760	6,064,760

	Face
	amount

US government obligation – 0.07%
US Treasury Bills,
4.98%, due 06/28/07[3,4] (cost $326,080)	$330,000	326,092

Total short-term investments
(cost $6,390,840)		6,390,852

Total investments – 100.14%
(cost $404,627,821)		440,921,732
Liabilities, in excess of cash and other assets – (0.14)%		(595,071)

Net assets – 100.00%		$440,326,661

Notes to portfolio of investments Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $404,627,821; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$42,341,698
Gross unrealized depreciation	(6,047,787)

Net unrealized appreciation	$36,293,911

*	Non-income producing security.
1	Investment in affiliated mutual fund.
2	The rate shown is the effective yield at the date of purchase.
3	This security was pledged to cover margin requirements for futures contracts.
4	Interest rate shown is the discount rate at date of purchase.

Futures contracts
UBS U.S. Large-Cap Equity Relationship Fund had the following open futures contracts as of March 31, 2007:

	Expiration			Unrealized
	date	Cost	Value	(depreciation)

Index futures buy contracts:
S&P 500 Index, 9 contracts	June 2007	$3,254,657	$3,220,200	$(34,457)

The segregated aggregate market value of investments pledged to cover margin requirements for the open futures positions at March 31, 2007 was $326,092.

Industry diversification
As a percentage of net assets
As of March 31, 2007 (unaudited)a

Equities
Aerospace & defense	0.91%
Air freight & logistics	1.63
Auto components	3.43
Automobiles	0.65
Beverages	1.50
Biotechnology	2.43
Building products	1.86
Capital markets	6.17
Commercial banks	6.73
Computers & peripherals	0.67
Diversified consumer services	0.17
Diversified financial services	6.18
Diversified telecommunication services	1.96
Electric utilities	4.78
Energy equipment & services	3.03
Food & staples retailing	2.72
Health care equipment & supplies	1.24
Health care providers & services	2.48
Hotels, restaurants & leisure	1.61
Household durables	0.94
Industrial conglomerates	2.50
Insurance	2.75
Internet & catalog retail	0.74
Internet software & services	0.77
Life sciences tools & services	0.45
Machinery	3.25
Media	4.86
Multi-utilities	1.82
Oil, gas & consumable fuels	2.57
Pharmaceuticals	8.29
Road & rail	1.98
Semiconductors & semiconductor equipment	5.57
Software	6.22
Specialty retail	2.05
Textiles, apparel & luxury goods	0.69
Thrifts & mortgage finance	1.05
Wireless telecommunication services	2.04

Total equities	98.69
Short-term investments	1.45

Total investments	100.14
Liabilities, in excess of cash and other assets	(0.14)

Net assets	100.00%

a Figures represent the industry breakdown of direct investments of the UBS U.S. Large Cap Equity Relationship Fund. Figures would be different if a breakdown of the underlying investment company's diversification were included.

UBS U.S. Large Cap Growth Equity Relationship Fund – Portfolio of investments
March 31, 2007 (unaudited)

	Shares	Value

Equities – 99.13%
Aerospace & defense – 5.96%
Boeing Co.	28,000	$2,489,480
General Dynamics Corp.	82,800	6,325,920
Precision Castparts Corp.	14,400	1,498,320
United Technologies Corp.	146,100	9,496,500

		19,810,220

Air freight & logistics – 1.01%
Expeditors International of Washington, Inc.	80,900	3,342,788

Beverages – 2.63%
PepsiCo, Inc.	137,300	8,726,788

Biotechnology – 2.44%
Genentech, Inc.*	71,300	5,855,156
Genzyme Corp.*	37,300	2,238,746

		8,093,902

Capital markets – 5.17%
Goldman Sachs Group, Inc.	29,100	6,012,933
Merrill Lynch & Co., Inc.	67,300	5,496,391
Morgan Stanley	71,900	5,662,844

		17,172,168

Chemicals – 2.69%
Praxair, Inc.	141,800	8,927,728

Commercial services & supplies – 2.67%
Dun & Bradstreet Corp.	30,300	2,763,360
Monster Worldwide, Inc.*	128,700	6,096,519

		8,859,879

Communications equipment – 6.18%
Cisco Systems, Inc.*	390,100	9,959,253
QUALCOMM, Inc.	209,500	8,937,270
Research In Motion Ltd.*	12,000	1,637,880

		20,534,403

Computers & peripherals – 3.47%
Apple, Inc.*	104,900	9,746,259
Network Appliance, Inc.*	49,100	1,793,132

		11,539,391

Diversified financial services – 2.48%
Citigroup, Inc.	130,000	6,674,200
Moody’s Corp.	25,400	1,576,324

		8,250,524

Electrical equipment – 1.55%
Rockwell Automation, Inc.	86,100	5,154,807

Energy equipment & services – 2.80%
Schlumberger Ltd.	82,000	5,666,200
Weatherford International Ltd.*	80,400	3,626,040

		9,292,240

Health care equipment & supplies – 7.03%
Alcon, Inc.	39,900	5,259,618
Baxter International, Inc.	154,500	8,137,515

C.R. Bard, Inc.	80,700	6,416,457
Hologic, Inc.*	61,700	3,556,388

		23,369,978

Health care providers & services – 5.73%
Express Scripts, Inc.*	84,700	6,836,984
Quest Diagnostics, Inc.	135,800	6,772,346
UnitedHealth Group, Inc.	102,300	5,418,831

		19,028,161

Hotels, restaurants & leisure – 6.27%
Hilton Hotels Corp.	98,300	3,534,868
International Game Technology	50,900	2,055,342
Las Vegas Sands Corp.*	48,400	4,191,924
Starwood Hotels & Resorts Worldwide, Inc.	74,700	4,844,295
Wynn Resorts Ltd.	65,300	6,194,358

		20,820,787

Household durables – 0.66%
Harman International Industries, Inc.	22,700	2,181,016

Household products – 1.54%
Procter & Gamble Co.	81,100	5,122,276

Industrial conglomerates – 2.74%
General Electric Co.	257,900	9,119,344

Insurance – 1.34%
American International Group, Inc.	66,300	4,456,686

Internet software & services – 8.08%
Akamai Technologies, Inc.*	27,100	1,352,832
eBay, Inc.*	308,200	10,216,830
Google, Inc., Class A*	33,300	15,256,728

		26,826,390

Media – 2.06%
McGraw-Hill Cos., Inc.	108,700	6,835,056

Multi-utilities – 1.49%
Dominion Resources, Inc.	55,600	4,935,612

Multiline retail – 1.93%
Target Corp.	108,100	6,406,006

Oil, gas & consumable fuels – 3.49%
Apache Corp.	35,100	2,481,570
Peabody Energy Corp.	39,600	1,593,504
Southwestern Energy Co.*	40,400	1,655,592
XTO Energy, Inc.	107,200	5,875,632

		11,606,298

Pharmaceuticals – 4.16%
Allergan, Inc.	97,000	10,749,540
Johnson & Johnson	51,200	3,085,312

		13,834,852

Road & rail – 1.76%
Burlington Northern Santa Fe Corp.	72,800	5,855,304

Semiconductors & semiconductor equipment – 1.83%
Broadcom Corp., Class A*	110,550	3,545,339
Texas Instruments, Inc.	84,600	2,546,460

		6,091,799

Software – 5.38%
Adobe Systems, Inc.*	130,800	5,454,360
Microsoft Corp.	445,900	12,427,233

		17,881,593

Specialty retail – 2.50%
Abercrombie & Fitch Co.	67,000	5,070,560
Best Buy Co., Inc.	66,200	3,225,264

		8,295,824

Wireless telecommunication services – 2.09%
Sprint Nextel Corp.	366,400	6,946,944

Total equities
(cost $314,972,794)		329,318,764

Short-term investment – 0.52%
Investment company – 0.52%
UBS U.S. Cash Management Prime Relationship Fund,
5.40%[1,2]
(cost $1,714,445)	1,714,445	1,714,445

Total investments – 99.65%
(cost $316,687,239)		331,033,209
Cash and other assets, less liabilities – 0.35%		1,165,226

Net assets – 100.00%		$332,198,435

Notes to portfolio of investments
Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $316,687,239; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$16,544,976
Gross unrealized depreciation	(2,199,006)

Net unrealized appreciation	$14,345,970

*	Non-income producing security.
1	Investment in affiliated mutual fund.
2	The rate shown is the effective yield at the date of purchase.

Industry diversification
As a percentage of net assets
As of March 31, 2007 (unaudited)a

Equities
Aerospace & defense	5.96%
Air freight & logistics	1.01
Beverages	2.63
Biotechnology	2.44
Capital markets	5.17
Chemicals	2.69
Commercial services & supplies	2.67
Communications equipment	6.18
Computers & peripherals	3.47
Diversified financial services	2.48
Electrical equipment	1.55
Energy equipment & services	2.80
Health care equipment & supplies	7.03
Health care providers & services	5.73
Hotels, restaurants & leisure	6.27
Household durables	0.66
Household products	1.54
Industrial conglomerates	2.74
Insurance	1.34
Internet software & services	8.08
Media	2.06
Multi-utilities	1.49
Multiline retail	1.93
Oil, gas & consumable fuels	3.49
Pharmaceuticals	4.16
Road & rail	1.76
Semiconductors & semiconductor equipment	1.83
Software	5.38
Specialty retail	2.50
Wireless telecommunication services	2.09

Total equities	99.13
Short-term investment	0.52

Total investments	99.65
Cash and other assets, less liabilities	0.35

Net assets	100.00%

a Figures represent the industry breakdown of direct investments of the UBS U.S. Large Cap Growth Equity Relationship Fund. Figures would be different if a breakdown of the underlying investment company's diversification were included.

UBS U.S. Large-Cap Value Equity Relationship Fund – Portfolio of investments
March 31, 2007 (unaudited)

	Shares	Value

Equities – 96.64%
Aerospace & defense – 2.01%
Lockheed Martin Corp.	8,900	$863,478
Northrop Grumman Corp.	21,200	1,573,464

		2,436,942

Air freight & logistics – 1.53%
FedEx Corp.	17,300	1,858,539

Auto components – 3.91%
BorgWarner, Inc.	22,100	1,666,782
Johnson Controls, Inc.	32,500	3,075,150

		4,741,932

Automobiles – 0.56%
Harley-Davidson, Inc.	11,500	675,625

Beverages – 1.84%
Anheuser-Busch Cos., Inc.	28,100	1,417,926
Constellation Brands, Inc., Class A*	38,400	813,312

		2,231,238

Biotechnology – 0.53%
Cephalon, Inc.*	9,000	640,890

Building products – 1.54%
Masco Corp.	68,100	1,865,940

Capital markets – 8.23%
Mellon Financial Corp.	69,800	3,011,172
Morgan Stanley	69,500	5,473,820
Northern Trust Corp.	25,000	1,503,500

		9,988,492

Commercial banks – 9.00%
City National Corp.	9,800	721,280
Fifth Third Bancorp	69,400	2,685,086
PNC Financial Services Group, Inc.	31,500	2,267,055
Wells Fargo & Co.	152,300	5,243,689

		10,917,110

Diversified financial services – 10.53%
Bank of America Corp.	38,532	1,965,903
Citigroup, Inc.	128,059	6,574,549
JPMorgan Chase & Co.	87,500	4,233,250

		12,773,702

Diversified telecommunication services – 2.77%
AT&T, Inc.	76,100	3,000,623
Embarq Corp.	6,384	359,738

		3,360,361

Electric utilities – 7.19%
American Electric Power Co., Inc.	52,100	2,539,875
Exelon Corp.	47,400	3,256,854
Northeast Utilities	52,600	1,723,702
Pepco Holdings, Inc.	41,400	1,201,428

		8,721,859

Energy equipment & services – 3.49%
ENSCO International, Inc.	26,000	1,414,400
GlobalSantaFe Corp.	23,700	1,461,816
Halliburton Co.	42,800	1,358,472

		4,234,688

Food & staples retailing – 1.64%
Costco Wholesale Corp.	37,000	1,992,080

Health care providers & services – 2.24%
Medco Health Solutions, Inc.*	23,500	1,704,455
UnitedHealth Group, Inc.	19,200	1,017,024

		2,721,479

Household durables – 0.93%
Fortune Brands, Inc.	14,300	1,127,126

Industrial conglomerates – 3.02%
General Electric Co.	103,600	3,663,296

Insurance – 3.93%
Allstate Corp.	27,700	1,663,662
American International Group, Inc.	15,300	1,028,466
Hartford Financial Services Group, Inc.	21,700	2,074,086

		4,766,214

IT services – 1.02%
Accenture Ltd., Class A	32,000	1,233,280

Machinery – 3.33%
Illinois Tool Works, Inc.	49,800	2,569,680
PACCAR, Inc.	20,100	1,475,340

		4,045,020

Media – 3.55%
News Corp., Class A	62,800	1,451,936
Omnicom Group, Inc.	17,900	1,832,602
R.H. Donnelley Corp.	14,400	1,020,816

		4,305,354

Multi-utilities – 1.92%
NiSource, Inc.	39,600	967,824
Sempra Energy	22,300	1,360,523

		2,328,347

Oil, gas & consumable fuels – 6.67%
Chevron Corp.	51,200	3,786,752
Exxon Mobil Corp.	57,000	4,300,650

		8,087,402

Pharmaceuticals – 5.82%
Bristol-Myers Squibb Co.	65,600	1,821,056
Johnson & Johnson	13,400	807,484
Merck & Co., Inc.	43,700	1,930,229
Wyeth	50,000	2,501,500

		7,060,269

Road & rail – 2.00%
Burlington Northern Santa Fe Corp.	30,100	2,420,943

Software – 3.43%
McAfee, Inc.*	10,200	296,616
Microsoft Corp.	76,600	2,134,842
Symantec Corp.*	100,100	1,731,730

		4,163,188

Specialty retail – 0.98%
Home Depot, Inc.	32,200	1,183,028

Thrifts & mortgage finance – 1.02%
Freddie Mac	20,900	1,243,341

Wireless telecommunication services – 2.01%
Sprint Nextel Corp.	128,681	2,439,792

Total equities
(cost $86,783,361)		117,227,477

Short-term investments – 4.21%
Other – 4.07%
UBS Supplementary Trust –
U.S. Cash Management Prime Fund,
5.41%[1,2]
(cost $4,940,463)	4,940,463	4,940,463

	Face
	amount

US government obligation – 0.14%
US Treasury Bills,
5.02%, due 06/28/07[3,4]
(cost $168,946)	$171,000	168,975

Total short-term investments
(cost $5,109,409)		5,109,438

Total investments – 100.85%
(cost $91,892,770)		122,336,915
Liabilities, in excess of cash and other assets – (0.85)%		(1,034,445)

Net assets – 100.00%		$121,302,470

Notes to portfolio of investments
Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $91,892,770; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$31,129,003
Gross unrealized depreciation	(684,858)

Net unrealized appreciation	$30,444,145

*	Non-income producing security.
1	Investment in affiliated mutual fund.
2	The rate shown is the effective yield at the date of purchase.
3	This security was pledged to cover margin requirements for futures contracts.
4	Interest rate shown is the discount rate at date of purchase.

Futures contracts
UBS U.S. Large-Cap Value Equity Relationship Fund had the following open futures contracts as of March 31, 2007:

	Expiration			Unrealized
	date	Cost	Value	appreciation

Index futures buy contracts:
S&P 500 Index, 8 contracts	June 2007	$2,819,090	$2,862,400	$43,310

The segregated aggregate market value of investments pledged to cover margin requirements for the open futures positions at March 31, 2007 was $168,975.

Industry diversification
As a percentage of net assets
As of March 31, 2007 (unaudited)a

Equities
Aerospace & defense	2.01%
Air freight & logistics	1.53
Auto components	3.91
Automobiles	0.56
Beverages	1.84
Biotechnology	0.53
Building products	1.54
Capital markets	8.23
Commercial banks	9.00
Diversified financial services	10.53
Diversified telecommunication services	2.77
Electric utilities	7.19
Energy equipment & services	3.49
Food & staples retailing	1.64
Health care providers & services	2.24
Household durables	0.93
Industrial conglomerates	3.02
Insurance	3.93
IT services	1.02
Machinery	3.33
Media	3.55
Multi-utilities	1.92
Oil, gas & consumable fuels	6.67
Pharmaceuticals	5.82
Road & rail	2.00
Software	3.43
Specialty retail	0.98
Thrifts & mortgage finance	1.02
Wireless telecommunication services	2.01

Total equities	96.64
Short–term investments	4.21

Total investments	100.85
Liabilities, in excess of cash and other assets	(0.85)

Net assets	100.00%

a Figures represent the industry breakdown of direct investments of the UBS U.S. Large-Cap Value Equity Relationship Fund. Figures would be different if a breakdown of the underlying investment company's diversification were included.

UBS U.S. Smaller Cap Equity Completion Relationship Fund – Portfolio of investments
March 31, 2007 (unaudited)

	Shares	Value

Equities – 98.93%
Auto components – 0.41%
Lear Corp.*	250	$9,128

Biotechnology – 2.48%
Cephalon, Inc.*	540	38,453
PDL BioPharma, Inc.*	780	16,926

		55,379

Capital markets – 2.59%
Investors Financial Services Corp.	540	31,401
Janus Capital Group, Inc.	1,260	26,347

		57,748

Chemicals – 1.18%
International Flavors & Fragrances, Inc.	560	26,443

Commercial banks – 4.30%
Associated Banc-Corp.	1,090	36,624
City National Corp.	380	27,968
Colonial BancGroup, Inc.	1,270	31,432

		96,024

Commercial services & supplies – 0.78%
Corporate Executive Board Co.	230	17,471

Communications equipment – 1.07%
ADC Telecommunications, Inc.*	1,430	23,938

Computers & peripherals – 2.02%
QLogic Corp.*	1,440	24,480
Western Digital Corp.*	1,230	20,676

		45,156

Containers & packaging – 2.90%
Ball Corp.	870	39,889
Smurfit-Stone Container Corp.*	2,200	24,772

		64,661

Electric utilities – 3.91%
Pepco Holdings, Inc.	1,560	45,271
Pinnacle West Capital Corp.	870	41,978

		87,249

Electrical equipment – 1.47%
Roper Industries, Inc.	600	32,928

Electronic equipment & instruments – 2.88%
Jabil Circuit, Inc.	790	16,914
Sanmina-SCI Corp.*	6,570	23,783
Solectron Corp.*	7,480	23,562

		64,259

Energy equipment & services – 3.78%
FMC Technologies, Inc.*	330	23,021
Grant Prideco, Inc.*	580	28,907
Rowan Cos., Inc.	1,000	32,470

		84,398

Food products – 3.30%
McCormick & Co. Inc. (Non-voting)	1,040	40,061
Tyson Foods, Inc., Class A	1,730	33,579

		73,640

Health care equipment & supplies – 1.43%
Beckman Coulter, Inc.	500	31,945

Health care providers & services – 3.62%
Patterson Cos., Inc.*	960	34,070
Tenet Healthcare Corp.*	2,970	19,097
Triad Hospitals, Inc.*	530	27,693

		80,860

Hotels, restaurants & leisure – 1.05%
Station Casinos, Inc.	270	23,374

Household durables – 5.00%
KB Home	640	27,309
Leggett & Platt, Inc.	950	21,537
Mohawk Industries, Inc.*	430	35,281
Toll Brothers, Inc.*	1,010	27,654

		111,781

Insurance – 4.32%
Axis Capital Holdings Ltd.	1,080	36,569
First American Corp.	560	28,403
RenaissanceRe Holdings Ltd.	630	31,588

		96,560

Internet & catalog retail – 0.53%
Expedia, Inc.*	510	11,822

IT services – 6.61%
Checkfree Corp.*	840	31,156
Convergys Corp.*	1,530	38,877
Iron Mountain, Inc.*	1,250	32,663
Sabre Holdings Corp., Class A	1,370	44,867

		147,563

Leisure equipment & products – 2.13%
Hasbro, Inc.	1,660	47,509

Life sciences tools & services – 2.71%
Covance, Inc.*	520	30,857
Waters Corp.*	510	29,580

		60,437

Machinery – 5.24%
Oshkosh Truck Corp.	760	40,280
Pall Corp.	1,170	44,460
SPX Corp.	460	32,292

		117,032

Media – 8.23%
Cablevision Systems Corp., Class A	400	12,172
Discovery Holding Co., Class A*	1,430	27,356
Dow Jones & Co., Inc.	750	25,852
Getty Images, Inc.*	420	20,425
Interpublic Group of Cos., Inc.*	2,190	26,959
Liberty Global, Inc., Class C*	1,160	35,542
New York Times Co., Class A	910	21,394
XM Satellite Radio Holdings, Inc., Class A*	1,100	14,212

		183,912

Multi-utilities – 3.33%
Energy East Corp.	1,390	33,860
SCANA Corp.	940	40,580

		74,440

Oil, gas & consumable fuels – 1.30%
Range Resources Corp.	870	29,058

Real estate investment trusts (REITs) – 4.61%
AMB Property Corp.	410	24,104
Camden Property Trust	490	34,452
Federal Realty Investment Trust	490	44,404

		102,960

Semiconductors & semiconductor equipment – 3.23%
Novellus Systems, Inc.*	1,160	37,143
Teradyne, Inc.*	2,120	35,065

		72,208

Software – 2.82%
Activision, Inc.*	1,960	37,122
Synopsys, Inc.*	990	25,968

		63,090

Specialty retail – 7.03%
Advance Auto Parts, Inc.	690	26,600
Carmax, Inc.*	1,060	26,012
PetSmart, Inc.	990	32,630
Ross Stores, Inc.	970	33,368
Tiffany & Co.	270	12,280
Williams-Sonoma, Inc.	740	26,240

		157,130

Textiles, apparel & luxury goods – 1.30%
Polo Ralph Lauren Corp.	330	29,090

Thrifts & mortgage finance – 1.37%
New York Community Bancorp, Inc.	1,740	30,607

Total equities
(cost $2,176,931)		2,209,800

Short-term investment – 1.04%
Investment company – 1.04%
UBS U.S. Cash Management Prime Relationship Fund,
5.40%[1,2]
(cost $23,089)	23,089	23,089

Total investments – 99.97%
(cost $2,200,020)		2,232,889
Cash and other assets, less liabilities – 0.03%		765

Net assets – 100.00%		$2,233,654

Notes to portfolio of investments
Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $2,200,020; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$56,092
Gross unrealized depreciation	(23,223)

Net unrealized appreciation	$32,869

*	Non-income producing security.
1	Investment in affiliated mutual fund.
2	The rate shown is the effective yield at the date of purchase.

Industry diversification
As a percentage of net assets
As of March 31, 2007 (unaudited)a

Equities
Auto components	0.41%
Biotechnology	2.48
Capital markets	2.59
Chemicals	1.18
Commercial banks	4.30
Commercial services & supplies	0.78
Communications equipment	1.07
Computers & peripherals	2.02
Containers & packaging	2.90
Electric utilities	3.91
Electrical equipment	1.47
Electronic equipment & instruments	2.88
Energy equipment & services	3.78
Food products	3.30
Health care equipment & supplies	1.43
Health care providers & services	3.62
Hotels, restaurants & leisure	1.05
Household durables	5.00
Insurance	4.32
Internet & catalog retail	0.53
IT services	6.61
Leisure equipment & products	2.13
Life sciences tools & services	2.71
Machinery	5.24
Media	8.23
Multi-utilities	3.33
Oil, gas & consumable fuels	1.30
Real estate investment trusts (REITs)	4.61
Semiconductors & semiconductor equipment	3.23
Software	2.82
Specialty retail	7.03
Textiles, apparel & luxury goods	1.30
Thrifts & mortgage finance	1.37

Total equities	98.93

Short-term investment	1.04

Total investments	99.97
Cash and other assets, less liabilities	0.03

Net assets	100.00%

a Figures represent the industry breakdown of direct investments of the UBS U.S. Smaller Cap Equity Completion Relationship Fund. Figures would be different if a breakdown of the underlying investment company's diversification were included.

UBS Absolute Return Investment Grade Bond Relationship Fund – Portfolio of investments
March 31, 2007 (unaudited)

	Face
	amount	Value

Bonds – 93.66%
US bonds – 87.60%
US corporate bonds – 38.61%
Bank of America Corp.,
5.690%, due 08/15/16[1]	$3,300,000	$3,326,552
Bear Stearns Cos., Inc.,
5.750%, due 11/21/16[1]	2,700,000	2,684,934
Citigroup, Inc.,
5.610%, due 06/09/16[1]	3,250,000	3,246,698
Credit Suisse USA, Inc.,
5.610%, due 04/12/13[1]	3,300,000	3,321,681
CRH America, Inc.,
6.000%, due 09/30/16	1,300,000	1,317,811
DTE Energy Co.,
6.350%, due 06/01/16	1,150,000	1,202,652
Enterprise Products Operating LP,
7.500%, due 02/01/11	750,000	804,311
Fortune Brands, Inc.,
5.375%, due 01/15/16	1,150,000	1,105,168
General Electric Capital Corp.,
5.560%, due 01/08/16[1]	4,000,000	4,002,140
Goldman Sachs Group, Inc.,
5.950%, due 09/29/14[1]	3,250,000	3,299,202
HSBC Finance Corp.,
5.710%, due 07/19/12[1]	3,300,000	3,315,117
Kinder Morgan Energy Partners LP,
5.125%, due 11/15/14	1,200,000	1,160,546
Merrill Lynch & Co., Inc.,
5.820%, due 01/15/15[1]	3,300,000	3,331,399
Morgan Stanley,
5.840%, due 10/15/15[1]	3,300,000	3,313,857
Residential Capital LLC,
5.840%, due 06/09/08[1]	1,200,000	1,187,910
6.125%, due 11/21/08	1,500,000	1,499,234
SLM Corp.,
5.662%, due 01/27/14[1]	2,000,000	1,981,336
Spectra Energy Capital LLC,
5.668%, due 08/15/14	700,000	692,665
Valero Energy Corp.,
6.875%, due 04/15/12	2,000,000	2,129,792
Wachovia Bank NA,
5.685%, due 03/15/16[1]	3,350,000	3,374,066
Wells Fargo & Co.,
5.560%, due 10/28/15[1]	3,300,000	3,306,181

Total US corporate bonds
(cost $49,562,084)		49,603,252

Asset-backed securities – 26.28%
ACE Securities Corp.,
Series 06-SL1, Class M5, 5.990%, due 09/25/35[1,2]	1,000,000	700,000
Banc of America Securities Auto Trust,
Series 06-G1, Class C, 5.510%, due 02/19/13	1,000,000	1,004,155
Capital Auto Receivables Asset Trust,
Series 03-3, Class A4A, 3.400%, due 08/15/08	1,250,000	1,245,121
Series 04-2, Class C, 4.160%, due 01/15/10	1,000,000	987,121
Capital One Multi-Asset Execution Trust,
Series 07-C2, Class C2, 5.320%, due 11/15/14[1]	1,500,000	1,499,062
Carmax Auto Owner Trust,
Series 04-1, Class D, 3.520%, due 11/15/10	621,776	615,500
Chase Issuance Trust,
Series 07-C1, Class C1, 5.780%, due 04/15/19[1]	1,300,000	1,296,048
Countrywide Asset-Backed Certificates,
Series 06-S9, Class A5, 5.871%, due 08/25/36[1]	500,000	497,256
Daimler Chrysler Auto Trust
Series 04-A, Class CTFS, 2.850%, due 08/08/10	1,000,000	989,573
Discover Card Master Trust I,
Series 02-2, Class A, 5.150%, due 10/15/09	1,100,000	1,099,941
First Auto Receivables Group Trust,
Series 03-2, Class A4, 3.314%, due 09/15/10[3]	793,216	787,883
First Franklin Mortgage Loan Asset Backed Certificates,
Series 03-FFB, Class M2, 8.320%, due 02/25/33[1,2]	434,752	435,519
Series 05-FFA, Class M2, 5.475%, due 03/25/25[4]	960,000	935,616

Franklin Auto Trust,
Series 05-1, Class C, 5.440%, due 05/20/13	600,000	605,668
GSAMP Trust,
Series 06-S1, Class M3, 6.070%, due 11/25/35[1,2]	1,000,000	450,000
Series 06-S4, Class M7, 7.520%, due 05/25/36[1,2]	200,000	153,910
Series 06-S6, Class M5, 7.000%, due 10/25/36[2,4]	1,260,000	1,011,188
Home Equity Mortgage Trust,
Series 06-4, Class M9, 7.620%, due 11/25/36[1,2]	700,000	280,000
Series 06-5, Class M7, 6.420%, due 01/25/37[1,2]	1,200,000	1,113,666
Irwin Home Equity,
Series 06-1, Class 2A2, 5.390%, due 09/25/35[3,4]	1,500,000	1,489,766
M&I Auto Loan Trust,
Series 05-1, Class B, 5.020%, due 07/20/12	1,630,000	1,627,795
Merrill Lynch Mortgage Investors, Inc.,
Series 05-SL2, Class B3, 7.320%, due 12/25/35[1,2]	1,000,000	890,000
Morgan Stanley Mortgage Loan Trust,
Series 06-10SL, Class M2, 5.820%, due 08/25/36[1,2]	800,000	786,808
Navistar Financial Corp. Owner Trust,
Series 04-B, Class C, 3.930%, due 10/15/12	498,056	484,159
New York City Tax Lien,
Series 05-AA, Class A, 4.780%, due 12/10/18[3]	1,018,835	1,011,631
Nomura Asset Acceptance Corp.,
Series 06-S2, Class B1, 6.520%, due 04/25/36[1,5]	762,000	704,121
Series 06-S5, Class M6, 6.160%, due 10/25/36[1,5]	1,945,000	972,500
Pinnacle Capital Asset Trust,
Series 06-A, Class C, 5.770%, due 05/25/10[3]	520,000	520,517
Saco I Trust,
Series 05-WM2, Class B1, 6.500%, due 07/25/35[2,4]	1,500,000	1,050,000
Series 06-4, Class B1, 6.520%, due 03/25/36[1,2]	600,000	360,000
Series 05-8, Class M5, 6.070%, due 11/25/35[1,2]	2,000,000	1,820,000
Structured Asset Securities Corp.,
Series 05-S7, Class M9, 7.820%, due 12/25/35[1,5]	1,000,000	850,315
Superior Wholesale Inventory Financing Trust,
Series 07-AE1, Class C, 5.920%, due 01/15/12[1]	700,000	700,000
Series 04-A9, Class CTFS, 5.570%, due 05/15/09[1,3]	800,000	800,720
Terwin Mortgage Trust,
Series 06-1, Class 2M2, 4.250%, due 01/25/37[3,4]	1,250,000	1,097,875
Series 06-2HGS, Class A2, 4.500%, due 03/25/37[1,3]	400,000	392,439
Washington Mutual Master Note Trust,
Series 06-C3A, Class C3A, 5.700%, due 10/15/13[1,3]	1,500,000	1,499,985
World Omni Auto Recievable Trust,
Series 05-B, Class A3, 4.400%, due 04/20/09	998,684	995,671

Total asset-backed securities
(cost $37,503,982)		33,761,529

Collateralized debt obligations – 3.34%
Ansonia CDO Ltd.,
Series 06-1A, Class F, 6.755%, due 07/28/46[5]	700,000	708,504
Commercial Industrial Finance Corp.,
Series 07-1A, Class A3L, 6.135%, due 05/10/21[1,5]	600,000	600,000
Credit-Based Asset Servicing and Securitization CBO Ltd.,
Series 15A, Class B, 5.830%, due 02/16/41[1,3]	1,500,000	1,498,828
Duke Funding Ltd.,
Series 06-HG5A, Class C, 6.610%, due 07/03/50[1,5]	212,000	206,925
Greywolf CLO Ltd.,
Series 07-1A, Class C, 6.087%, due 02/18/21[1,5]	600,000	590,400
LNR CDO Ltd.,
Series 06-1A, Class FFX, 7.592%, due 05/28/43[5]	600,000	531,240
Taberna Preferred Funding Ltd.,
Series 06-5A, Class A3, 6.810%, due 08/05/36[1,5]	160,000	154,208
Total collateralized debt obligations
(cost $4,378,311)		4,290,105

Commercial mortgage-backed securities – 7.39%
Asset Securitization Corp.,
Series 96-MD6, Class A1C, 7.040%, due 11/13/29	1,172,883	1,180,368
Banc of America Large Loan,
Series 06-LAQ, Class H, 6.000%, due 02/09/21[1,3]	500,000	499,197
Bear Stearns Commercial Mortgage Securities,
Series 05-LXR1, Class G, 6.270%, due 09/15/18[1,3]	1,300,000	1,298,884
Commercial Mortgage Pass-Through Certificates,
Series 06-CN2A, Class G, 5.570%, due 02/05/19[1,3]	1,500,000	1,513,524
Credit Suisse Mortgage Capital Certificates,
Series 06-TF2A, Class SVE, 5.870%, due 10/15/21[1,3]	2,000,000	2,004,138
Host Marriott Pool Trust,
Series 99-HMTA, Class C, 7.730%, due 08/03/15[3]	1,440,000	1,517,580
TW Hotel Funding 2005 LLC,
Series 05-LUX, Class K, 6.520%, due 01/15/21[1,3]	1,500,000	1,485,897
Total commercial mortgage-backed securities
(cost $9,528,963)		9,499,588

Mortgage & agency debt securities – 11.98%
Adjustable Rate Mortgage Trust,
Series 05-12, Class 2A1, 5.694%, due 03/25/36[1]	1,124,751	1,132,956
First Horizon Alternative Mortgage Securities, Inc.,
Series 05-AA7, Class 2A1, 5.416%, due 09/25/35[1]	1,068,342	1,069,573
First Horizon Asset Securities, Inc.,
Series 06-AR1, Class 2A1, 5.879%, due 05/25/36[1]	1,646,968	1,670,097
Holmes Financing PLC,
Series 10A, Class 2C, 5.710%, due 07/15/40[1,3]	2,000,000	2,001,560
Holmes Master Issuer PLC,
Series 06-1A, Class 2C, 5.750%, due 07/15/40[1,3]	1,300,000	1,299,797
Indymac Index Mortgage Loan Trust,
Series 06-AR3, Class 1A2, 5.388%, due 12/25/36[1]	1,360,234	1,353,805
MLCC Mortgage Investors, Inc.,
Series 06-3, Class 2A2, 6.125%, due 10/25/36[1]	1,574,906	1,589,978
RAAC Series,
Series 04-SP1, Class AI4, 5.285%, due 08/25/27[1]	1,500,000	1,485,181
Series 06-RP1, Class M4, 7.195%, due 10/25/45[1,5]	356,387	142,555
Residential Accredit Loans, Inc.,
Series 05-QS13, Class 1A6, 5.500%, due 09/25/35	1,083,989	1,064,835
Wells Fargo Mortgage Backed Securities Trust,
Series 05-AR2, Class 3A1, 4.938%, due 03/25/35[1]	1,268,582	1,255,155
Series 06-AR1, Class 2A2, 5.558%, due 03/25/36[1]	1,343,851	1,333,142
Total mortgage & agency debt securities
(cost $15,598,589)		15,398,634

Total US bonds
(cost $116,571,929)		112,553,108

International bonds – 6.06%
International corporate bonds – 3.31%
Cayman Islands – 1.56%
Transocean, Inc.,
5.548%, due 09/05/08[1]	2,000,000	2,002,120

Japan – 1.22%
Aiful Corp.,
4.450%, due 02/16/10[3]	1,100,000	1,066,320
Resona Bank Ltd.,
5.850%, due 04/15/16[1,3,6]	500,000	497,556

		1,563,876

Luxembourg – 0.53%
Telecom Italia Capital SA,
5.250%, due 11/15/13	700,000	678,680

Total international corporate bonds
(cost $4,221,930)		4,244,676

International asset-backed security – 1.17%
United Kingdom – 1.17%
Arkle Master Issuer PLC,
Series 06-1A, Class 4C, 5.840%, due 02/17/52[1,3]
(cost $1,500,000)	1,500,000	1,500,000

International collateralized debt obligations – 1.58%
Cayman Islands – 1.58%
Black Diamond CLO Ltd.,
Series 06-1A, Class C, 6.081%, due 04/29/19[1,5]	600,000	600,000
MM Community Funding II Ltd.,
7.554%, due 12/15/31[1,5]	431,610	436,357
Preferred Term Securities XXIV Ltd.,
6.405%, due 03/22/37[1,5]	1,000,000	1,000,000
Total international collaterialized debt obligations
(cost $2,040,470)		2,036,357

Total international bonds
(cost $7,762,400)		7,781,033

Total bonds
(cost $124,334,329)		120,334,141

	Shares

Short-term investment – 5.59%
Investment company – 5.59%
UBS U.S. Cash Management Prime Relationship Fund,
5.40%[7,8]
(cost $7,185,359)	7,185,359	7,185,359

	Number of
	contracts

Options purchased– 0.44%
Call options – 0.30%
1 Year Mid-Curve Euro Futures, strike @ 95.00,
expires June 2007*[9]	210	198,188
2 Year Mid-Curve Euro Futures, strike @ 95.50,
expires June 2007*[9]	210	28,875
5 Year US Treasury Note Futures,
expires May 2007 strike @ 105.50*[9]	231	155,203

		382,266

Put options – 0.14%
90 Day Euro Futures, strike @
94.25, expires June 2007*[9]	496	3,100
94.63, expires June 2007*[9]	328	6,150
94.75, expires June 2007*[9]	496	89,900
5 Year US Treasury Note Futures,
expires May 2007 strike @ 105.50*[9]	231	90,234

		189,384

Total options purchased
(cost $617,987)		571,650

Total investments – 99.69%
(cost $132,137,675)		128,091,150
Cash and other assets, less liabilities – 0.31%		393,167

Net assets – 100.00%		$128,484,317

Notes to portfolio of investments
Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $132,137,675; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$375,877
Gross unrealized depreciation	(4,422,402)

Net unrealized depreciation	$(4,046,525)

*	Non-income producing security.
1	Floating rate security. – The interest rate shown is the current rate as of March 31, 2007.
2	Security is illiquid. These securities amounted to $9,051,091 or 7.04% of net assets.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, the value of these securities amounted to $23,784,097 or 18.51% of net assets.
4	Step bond – Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2007. Maturity date disclosed is the ultimate maturity date.
5	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, that represent $7,497,125 or 5.84% of net assets as of March 31, 2007 are considered illiquid and restricted.
6	Perpetual bond security. The maturity date reflects the next call date.
7	Investment in affiliated mutual fund.
8	The rate shown is the effective yield at the date of purchase.
9	This security was pledged to cover margin requirements for futures contracts.
CBO	Collateralized bond obligations
CDO	Collateralized debt obligations
CLO	Collateralized loan obligations
GSAMP	Goldman Sachs Mortgage Securities Corp.
MLCC	Merrill Lynch Credit Corp.
RAAC	Redevelopment Authority of Allegheny County

Restricted securities
					03/31/07
			Acquisition cost	03/31/07	Market value as
	Acquisition	Acquisition	as a percentage	Market	a percentage of
Securities	dates	cost	of net assets	value	net assets

Ansonia CDO Ltd.,
Series 06-1A, Class F, 6.755%, due 07/28/46	10/25/06	$699,979	0.54%	$708,504	0.55%
Black Diamond CLO Ltd.,
Series 06-1A, Class C, 6.081%, due 04/29/19	12/22/06	600,000	0.47	600,000	0.47
Commercial Industrial Finance Corp.,
Series 07-1A, Class A3L, 6.135%, due 05/10/21	01/26/07	600,000	0.47	600,000	0.47
Duke Funding Ltd.,
Series 06-HG5A, Class C, 6.610%, due 07/03/50	05/26/06	212,000	0.17	206,925	0.16
Greywolf CLO Ltd.,
Series 07-1A, Class C, 6.087%, due 02/18/21	12/12/06	600,000	0.47	590,400	0.46
LNR CDO Ltd.,
Series 06-1A, Class FFX, 7.592%, due 05/28/43	11/03/06	610,332	0.48	531,240	0.41
MM Community Funding II Ltd.,
7.554%, due 12/15/31	01/25/06	440,470	0.34	436,357	0.34
Nomura Asset Acceptance Corp.,
Series 06-S2, Class B1, 6.520%, due 04/25/36	05/05/06	762,000	0.59	704,121	0.55
Series 06-S5, Class M6, 6.160%, due 10/25/36	12/04/06	1,945,000	1.51	972,500	0.76
Preferred Term Securities XXIV Ltd.,
6.405%, due 03/22/37	12/06/06	1,000,000	0.78	1,000,000	0.78
RAAC Series,
Series 06-RP1, Class M4, 7.195%, due 10/25/45	03/06/06	356,387	0.28	142,555	0.11
Structured Asset Securities Corp.,
Series 05-S7, Class M9, 7.820%, due 12/25/35	12/07/05	972,400	0.76	850,315	0.66
Taberna Preferred Funding Ltd.,
Series 06-5A, Class A3, 6.810%, due 08/05/36	05/26/06	156,000	0.11	154,208	0.12

		$8,954,568	6.97%	$7,497,125	5.84%

Futures contracts
UBS Absolute Return Investment Grade Bond Relationship Fund had the following open futures contracts as of March 31, 2007:

				Unrealized
	Expiration	Cost/		appreciation/
	dates	proceeds	Value	(depreciation)

US treasury note futures buy contracts:
2 Year US Treasury Notes, 109 contracts	June 2007	$22,353,925	$22,333,078	$(20,847)

US treasury note futures sale contracts:
5 Year US Treasury Notes, 44 contracts	June 2007	4,673,502	4,655,063	18,439
10 Year US Treasury Notes, 74 contracts	June 2007	7,969,176	8,001,250	(32,074)

Currency futures sale contracts:
Eurodollar, 2 contracts	June 2007	474,292	473,675	617
Eurodollar, 2 contracts	September 2007	475,768	474,625	1,143
Eurodollar, 2 contracts	December 2007	476,393	475,625	768
Eurodollar, 2 contracts	March 2008	473,692	476,375	(2,683)

Net unrealized depreciation on futures contracts				$(34,637)

The segregated aggregate market value of investments pledged to cover margin requirements for the open futures contracts at March 31, 2007 was $571,650.

WRITTEN OPTIONS
	Expiration	Premiums
	dates	received	Value

Call options written
1 Year Mid-Curve Euro Futures, 210 contracts, strike @ 95.00	June 2007	$(25,662)	$(55,125)
2 Year Mid-Curve Euro Futures, 210 contracts, strike @ 95.50	June 2007	(99,162)	(160,125)

Put options written
90 Day Euro Futures, 328 contracts, strike @ 94.38	June 2007	(7,282)	(2,050)
90 Day Euro Futures, 993 contracts, strike @ 94.50	June 2007	(71,282)	(6,206)

		$(203,388)	$(223,506)

Industry diversification
As a percentage of net assets
As of March 31, 2007 (unaudited)a

Bonds
US bonds
US corporate bonds
Capital markets	9.84%
Commercial banks	5.20
Construction materials	1.03
Consumer finance	4.12
Diversified financial services	11.73
Household durables	0.86
Multi-utilities	1.47
Oil, gas & consumable fuels	3.19
Thrifts & mortgage finance	1.17

Total US corporate bonds	38.61
Asset-backed securities	26.28
Collateralized debt obligations	3.34
Commercial mortgage-backed securities	7.39
Mortgage & agency debt securities	11.98

Total US bonds	87.60
International bonds
International corporate bonds
Commercial banks	0.38
Consumer finance	0.83
Diversified financial services	0.01
Diversified telecommunication services	0.53
Energy equipment & services	1.56

Total international corporate bonds	3.31
International asset-backed security	1.17
International collateralized debt obligations	1.58

Total international bonds	6.06

Total bonds	93.66
Short-term investment	5.59
Options purchased	0.44

Total investments	99.69
Cash and other assets, less liabilities	0.31

Net assets	100.00%

a Figures represent the industry breakdown of direct investments of the UBS Absolute Return Investment Grade Bond Relationship Fund. Figures would be different if a breakdown of the underlying investment company's diversification were included.

UBS Corporate Bond Relationship Fund – Portfolio of investments
March 31, 2007 (unaudited)
	Face
	amount	Value

Bonds – 97.85%
US bonds – 91.68%
US corporate bonds – 91.06%
Abbott Laboratories, Inc.,
5.600%, due 05/15/11	$2,325,000	$2,370,963
Allergan, Inc.,
5.750%, due 04/01/16	6,765,000	6,907,721
American General Finance Corp.,
5.375%, due 10/01/12	2,385,000	2,395,647
AT&T Corp.,
8.000%, due 11/15/31	4,025,000	4,974,043
AvalonBay Communities, Inc.,
7.500%, due 08/01/09	1,295,000	1,362,447
Avon Products, Inc.,
7.150%, due 11/15/09	1,955,000	2,050,611
Bank of America Corp.,
5.420%, due 03/15/17[1]	10,600,000	10,489,940
Bank One Corp.,
7.875%, due 08/01/10	10,400,000	11,254,797
BellSouth Corp.,
6.550%, due 06/15/34	2,500,000	2,570,300
Bristol-Myers Squibb Co.,
5.875%, due 11/15/36	2,740,000	2,685,203
Burlington Northern Santa Fe Corp.,
7.082%, due 05/13/29	1,375,000	1,488,422
Capital One Financial Corp.,
5.500%, due 06/01/15	6,875,000	6,780,393
Citigroup, Inc.,
5.000%, due 09/15/14	14,650,000	14,302,209
5.625%, due 08/27/12	7,975,000	8,119,459
Comcast Cable Communications LLC,
6.750%, due 01/30/11	14,850,000	15,637,689
Coors Brewing Co.,
6.375%, due 05/15/12	2,625,000	2,733,097
Credit Suisse First Boston USA, Inc.,
6.500%, due 01/15/12	5,625,000	5,913,129
CRH America, Inc.,
6.000%, due 09/30/16	2,500,000	2,534,252
DaimlerChrysler N.A. Holding Corp.,
4.050%, due 06/04/08	17,300,000	17,040,362
Devon Financing Corp. ULC,
6.875%, due 09/30/11	2,570,000	2,734,023
Dominion Resources, Inc.,
Series B, 5.950%, due 06/15/35	2,700,000	2,623,946
DTE Energy Co.,
6.350%, due 06/01/16	2,720,000	2,844,532
Enterprise Products Operating LP,
Series B, 6.875%, due 03/01/33	2,500,000	2,632,720
Erac USA Finance Co.,
8.000%, due 01/15/11[1]	1,660,000	1,813,035
Exelon Generation Co. LLC,
5.350%, due 01/15/14	4,295,000	4,164,136
Ford Motor Credit Co.,
5.800%, due 01/12/09	37,945,000	37,222,034
Fortune Brands, Inc.,
5.375%, due 01/15/16	7,995,000	7,683,323
General Electric Capital Corp.,
6.000%, due 06/15/12	18,025,000	18,728,588
6.750%, due 03/15/32	4,600,000	5,211,947
GMAC LLC,
6.875%, due 09/15/11	6,365,000	6,371,168
Goldman Sachs Group, Inc.,
6.875%, due 01/15/11	16,150,000	17,073,909
HSBC Bank USA, N.A.,
5.625%, due 08/15/35	5,525,000	5,215,125
HSBC Finance Corp.
6.750%, due 05/15/11	7,600,000	8,006,235
ICI Wilmington, Inc.,
4.375%, due 12/01/08	4,550,000	4,482,760
International Lease Finance Corp.,
3.500%, due 04/01/09	14,575,000	14,135,345

John Deere Capital Corp.,
7.000%, due 03/15/12	1,900,000	2,053,642
JPMorgan Chase & Co.,
5.150%, due 10/01/15	3,150,000	3,080,152
Kinder Morgan Energy Partners LP,
5.125%, due 11/15/14	5,125,000	4,956,500
5.800%, due 03/15/35	7,450,000	6,871,336
Kraft Foods, Inc.,
5.625%, due 11/01/11	3,900,000	3,947,560
Lehman Brothers Holdings, Inc.,
5.250%, due 02/06/12	5,400,000	5,395,048
MBNA Corp.,
7.500%, due 03/15/12	2,575,000	2,834,089
Metlife, Inc.,
5.000%, due 11/24/13	4,100,000	4,059,689
Morgan Stanley,
5.375%, due 10/15/15	2,575,000	2,533,749
6.750%, due 04/15/11	14,150,000	14,966,101
New Cingular Wireless Services, Inc.,
8.750%, due 03/01/31	2,725,000	3,515,095
Pacific Gas & Electric Co.,
6.050%, due 03/01/34	2,975,000	2,982,280
PPL Energy Supply LLC,
Series A, 6.000%, due 12/15/36	1,800,000	1,704,393
6.400%, due 11/01/11	3,325,000	3,452,710
Prologis,
5.625%, due 11/15/15	2,700,000	2,721,703
PSEG Power LLC,
6.950%, due 06/01/12	6,915,000	7,385,220
Residential Capital LLC,
6.125%, due 11/21/08	7,040,000	7,036,403
6.375%, due 06/30/10	14,325,000	14,321,147
Spectra Energy Capital LLC,
5.668%, due 08/15/14	2,670,000	2,642,021
Sprint Capital Corp.,
8.750%, due 03/15/32	6,000,000	7,077,114
Teva Pharmaceutical Finance LLC,
5.550%, due 02/01/16	2,720,000	2,669,626
Time Warner, Inc.,
6.875%, due 05/01/12	6,550,000	6,979,798
U.S. Bank N.A.,
6.375%, due 08/01/11	2,400,000	2,513,069
Verizon New York, Inc.,
Series B, 7.375%, due 04/01/32	3,500,000	3,700,574
Wachovia Bank N.A.,
5.850%, due 02/01/37	2,680,000	2,613,319
7.800%, due 08/18/10	5,150,000	5,540,617
Washington Mutual Bank,
5.500%, due 01/15/13	14,085,000	14,056,154
Waste Management, Inc.,
7.375%, due 08/01/10	2,875,000	3,058,517
Wells Fargo Bank N.A.,
5.950%, due 08/26/36	5,300,000	5,360,007
6.450%, due 02/01/11	11,450,000	11,991,127
Wyeth,
5.500%, due 03/15/13	2,225,000	2,243,988

Total US corporate bonds
(cost $426,825,522)		426,816,258

US government obligation – 0.62%
US Treasury Notes,
5.125%, due 05/15/16
(cost $2,923,315)	2,815,000	2,910,555

Total US Bonds
(cost $429,748,837)		429,726,813

International bonds – 6.17%
International corporate bonds – 5.24%
Canada – 0.58%
Anadarko Finance Co.,
Series B, 6.750%, due 05/01/11	2,575,000	2,704,332

Cayman Islands – 0.55%
Transocean, Inc.,
7.500%, due 04/15/31	2,265,000	2,605,366

Luxembourg – 2.30%
Telecom Italia Capital SA,
5.250%, due 11/15/13	11,115,000	10,776,459

United Kingdom – 1.81%
Abbey National PLC,
7.950%, due 10/26/29	1,850,000	2,327,435
Royal Bank of Scotland Group PLC,
9.118%, due 03/31/10[2]	2,900,000	3,204,949
SABMiller PLC,
6.500%, due 07/01/16[1]	2,805,000	2,964,173

		8,496,557

Total international corporate bonds
(cost $24,576,323)		24,582,714

Sovereign/supranational bond – 0.93%
Pemex Project Funding Master Trust,
8.000%, due 11/15/11
(cost $4,263,255)	3,950,000	4,364,750

Total international bonds
(cost $28,839,578)		28,947,464

Total bonds
(cost $458,588,415)		458,674,277

	Shares

Short-term investment – 0.70% Other – 0.70%
UBS Supplementary Trust – U.S. Cash Management Prime Fund,
5.41%[3,4]
(cost $3,276,345)	3,276,345	3,276,345

Total investments – 98.55%
(cost $461,864,760)		461,950,622
Cash and other assets, less liabilities – 1.45%		6,796,793

Net assets – 100.00%		$468,747,415

Notes to portfolio of investments
Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $461,864,760; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$3,707,473
Gross unrealized depreciation	(3,621,611)

Net unrealized appreciation	$85,862

1	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, the value of these securities amounted to $15,267,148 or 3.26% of net assets.
2	Perpetual bond security. The maturity date reflects the next call date.
3	Investment in affiliated mutual fund.
4	The rate shown is the effective yield at the date of purchase.

Industry diversification
As a percentage of net assets
As of March 31, 2007 (unaudited)[a]

Bonds
US bonds
US corporate bonds
Automobiles	3.63%
Beverages	0.58
Capital markets	8.53
Chemicals	0.96
Commercial banks	9.49
Commercial services & supplies	0.65
Construction materials	0.54
Consumer finance	16.42
Diversified financial services	14.65
Diversified telecommunication services	3.91
Electric utilities	1.74
Food products	0.84
Household durables	1.64
Insurance	0.87
Media	4.82
Multi-utilities	4.19
Oil, gas & consumable fuels	3.67
Personal products	0.44
Pharmaceuticals	3.60
Real estate investment trusts (REITs)	0.87
Road & rail	0.32
Thrifts & mortgage finance	7.56
Trading companies & distributors	0.39
Wireless telecommunication services	0.75

Total US corporate bonds	91.06
US government obligations	0.62

Total US bonds	91.68
International bonds
International corporate bonds
Beverages	0.63
Commercial banks	1.18
Diversified telecommunication services	2.30
Energy equipment & services	0.55
Oil, gas & consumable fuels	0.58

Total international corporate bonds	5.24
Sovereign/supranational bonds	0.93

Total international bonds	6.17
Total bonds	97.85
Short-term investment	0.70

Total investments	98.55
Cash and other assets, less liabilities	1.45

Net assets	100.00%

a Figures represent the industry breakdown of direct investments of the UBS Corporate Bond Relationship Fund. Figures would be different if a breakdown of the underlying investment company's diversification were included.

UBS High Yield Relationship Fund – Portfolio of investments
March 31, 2007 (unaudited)

	Face
	amount	Value

Bonds – 94.18%
US bonds – 84.40%
US corporate bonds – 84.36%
AAC Group Holding Corp.,
0.000%, due 10/01/12[1]	$1,000,000	$897,500
Activant Solutions, Inc.,
9.500%, due 05/01/16	250,000	246,250
Advanstar Communications, Inc.,
10.750%, due 08/15/10	550,000	595,375
Affinion Group, Inc.,
10.125%, due 10/15/13	600,000	654,000
Ahern Rentals, Inc.,
9.250%, due 08/15/13	625,000	652,344
9.250%, due 08/15/13[2]	300,000	313,125
Ainsworth Lumber Co., Ltd.,
7.250%, due 10/01/12	1,425,000	1,050,937
AK Steel Corp.,
7.750%, due 06/15/12	1,575,000	1,600,594
American Cellular Corp.,
Series B, 10.000%, due 08/01/11	276,000	292,215
American Rock Salt Co. LLC,
9.500%, due 03/15/14	800,000	810,000
Ameripath, Inc.,
10.500%, due 04/01/13	900,000	963,000
AmeriQual Group LLC,
9.500%, due 04/01/12[2]	875,000	905,625
Aramark Corp.,
8.860%, due 02/01/15[2,3]	825,000	847,687
ArvinMeritor, Inc.,
8.125%, due 09/15/15	1,400,000	1,389,500
Ashtead Capital, Inc.,
9.000%, due 08/15/16[2]	300,000	319,500
Baker & Taylor, Inc.,
11.500%, due 07/01/13[2]	425,000	442,000
BE Aerospace, Inc.,
Series B, 8.875%, due 05/01/11	500,000	515,625
Berry Plastics Holding Corp.,
8.875%, due 09/15/14	425,000	434,563
Boise Cascade LLC,
7.125%, due 10/15/14	750,000	742,500
Brookstone Co., Inc.,
12.000%, due 10/15/12	300,000	312,000
Buckeye Technologies, Inc.,
8.000%, due 10/15/10	1,150,000	1,144,250
Cadmus Communications Corp.,
8.375%, due 06/15/14	1,275,000	1,294,125
Caesars Entertainment, Inc.,
8.125%, due 05/15/11	650,000	688,188
Carriage Services, Inc.,
7.875%, due 01/15/15	1,150,000	1,181,625
Cellu Tissue Holdings, Inc.,
9.750%, due 03/15/10	1,100,000	1,100,000
Century Aluminum Co.,
7.500%, due 08/15/14	750,000	770,625
Cenveo Corp.,
7.875%, due 12/01/13	550,000	539,000
Chemtura Corp.,
6.875%, due 06/01/16	475,000	459,563
Chukchansi Economic Development Authority,
8.000%, due 11/15/13[2]	875,000	904,531
Circus & Eldorado Joint Venture Corp.,
10.125%, due 03/01/12	500,000	523,750
Clarke American Corp.,
11.750%, due 12/15/13	625,000	721,875
CMP Susquehanna Corp.,
9.875%, due 05/15/14[2]	750,000	768,750

Coleman Cable, Inc.,
9.875%, due 10/01/12[2]	450,000	465,750
Collins & Aikman Floor Cover,
Series B, 9.750%, due 02/15/10	500,000	508,750
Comstock Resources, Inc.,
6.875%, due 03/01/12	750,000	727,500
Cooper-Standard Automotive, Inc.,
8.375%, due 12/15/14	1,000,000	837,500
CPG International I, Inc.,
12.117%, due 07/01/12[3]	370,000	382,950
CSC Holdings, Inc.,
Series B, 8.125%, due 08/15/09	700,000	724,500
Da-Lite Screen Co., Inc.,
9.500%, due 05/15/11	625,000	653,125
Deluxe Corp.,
5.000%, due 12/15/12	1,425,000	1,282,500
Dycom Industries, Inc.,
8.125%, due 10/15/15	600,000	630,000
Dynegy Holdings, Inc.,
8.375%, due 05/01/16	800,000	832,000
Easton-Bell Sports, Inc.,
8.375%, due 10/01/12	875,000	864,062
Energy Partners Ltd.,
8.750%, due 08/01/10	525,000	551,250
FastenTech, Inc.,
11.500%, due 05/01/11	1,100,000	1,167,375
Ford Motor Credit Co.,
7.375%, due 10/28/09	2,475,000	2,470,451
Freescale Semiconductor, Inc.,
8.875%, due 12/15/14[2]	1,225,000	1,226,531
General Motors Acceptance Corp. LLC,
7.250%, due 03/02/11	625,000	628,449
General Motors Corp.,
7.200%, due 01/15/11	1,875,000	1,781,250
Giant Industries, Inc.,
11.000%, due 05/15/12	309,000	327,540
Glatfelter,
7.125%, due 05/01/16	225,000	228,375
GSC Holdings Corp.,
8.000%, due 10/01/12	800,000	848,000
Gulfmark Offshore, Inc.,
7.750%, due 07/15/14	1,000,000	1,015,000
HCA, Inc.,
9.125%, due 11/15/14[2]	300,000	320,625
9.250%, due 11/15/16[2]	300,000	323,625
Hercules, Inc.,
6.500%, due 06/30/29	500,000	425,000
Ingles Markets, Inc.,
8.875%, due 12/01/11	350,000	364,000
Insight Communications Co., Inc.,
12.250%, due 02/15/11[1]	550,000	574,750
Interface, Inc.,
10.375%, due 02/01/10	1,000,000	1,102,500
Jacobs Entertainment, Inc.,
9.750%, due 06/15/14	1,250,000	1,278,125
Jafra Cosmetics International, Inc.,
10.750%, due 05/15/11	450,000	476,438
Jefferson Smurfit Corp.,
8.250%, due 10/01/12	825,000	825,000
Kansas City Southern Railway Co.,
7.500%, due 06/15/09	1,000,000	1,022,500
Land O’ Lakes, Inc.,
8.750%, due 11/15/11	225,000	234,281
Landry’s Restaurants, Inc.,
Series B, 7.500%, due 12/15/14	1,000,000	985,000
Levi Strauss & Co.,
12.250%, due 12/15/12	1,150,000	1,262,125
LIN Television Corp.,
Series B, 6.500%, due 05/15/13	900,000	880,875
Mediacom LLC,
9.500%, due 01/15/13	1,100,000	1,134,375

Midwest Generation LLC,
8.750%, due 05/01/34	725,000	786,625
Mirant Americas Generation LLC,
9.125%, due 05/01/31	675,000	718,875
Mirant North America LLC,
7.375%, due 12/31/13	250,000	256,250
Momentive Performance Materials, Inc.,
9.750%, due 12/01/14[2]	325,000	334,750
MTR Gaming Group, Inc.,
Series B, 9.000%, due 06/01/12	625,000	650,000
Series B, 9.750%, due 04/01/10	1,000,000	1,042,500
Neenah Foundary Co.,
9.500%, due 01/01/17[2]	810,000	810,000
Nexstar Finance Holdings LLC,
0.000%, due 04/01/13[1]	550,000	532,125
Nexstar Finance, Inc.,
7.000%, due 01/15/14	700,000	672,000
NRG Energy, Inc.,
7.375%, due 02/01/16	350,000	359,625
7.375%, due 01/15/17	750,000	769,688
Omnova Solutions, Inc.,
11.250%, due 06/01/10	1,025,000	1,089,062
Owens-Illinois, Inc.,
7.800%, due 05/15/18	1,000,000	1,022,500
Pantry, Inc.,
7.750%, due 02/15/14	1,250,000	1,262,500
Pathmark Stores, Inc.,
8.750%, due 02/01/12	500,000	516,875
Petro Stopping Centers LP,
9.000%, due 02/15/12	1,175,000	1,210,250
Pinnacle Foods Group, Inc.,
8.250%, due 12/01/13	750,000	815,662
Pokagon Gaming Authority,
10.375%, due 06/15/14[2]	700,000	771,750
PolyOne Corp.,
10.625%, due 05/15/10	850,000	896,750
Poster Financial Group, Inc.,
8.750%, due 12/01/11	750,000	780,000
Prestige Brands, Inc.,
9.250%, due 04/15/12	1,000,000	1,035,000
Psychiatric Solutions, Inc.,
7.750%, due 07/15/15	900,000	913,500
R.H. Donnelley Corp.,
8.875%, due 01/15/16	1,100,000	1,168,750
Rafaella Apparel Group, Inc.,
11.250%, due 06/15/11	559,000	570,180
Restaurant Co.,
10.000%, due 10/01/13	850,000	824,500
River Rock Entertainment Authority,
9.750%, due 11/01/11	1,000,000	1,065,000
Rockwood Specialties Group, Inc.,
10.625%, due 05/15/11	488,000	514,840
San Pasqual Casino,
8.000%, due 09/15/13[2]	750,000	771,562
Sanmina-SCI Corp.,
8.125%, due 03/01/16	650,000	611,000
Sequa Corp.,
9.000%, due 08/01/09	950,000	1,002,250
Sheridan Group, Inc.,
10.250%, due 08/15/11	1,175,000	1,229,344
Sinclair Broadcast Group, Inc.,
8.000%, due 03/15/12	250,000	258,750
Stanadyne Corp.,
10.000%, due 08/15/14	775,000	798,250
Terra Capital, Inc.,
7.000%, due 02/01/17[2]	600,000	597,000
Tube City IMS Corp.,
9.750%, due 02/01/15[2]	625,000	650,000
Tunica-Biloxi Gaming Authority,
9.000%, due 11/15/15[2]	725,000	770,312
Unisys Corp.,
8.000%, due 10/15/12	700,000	701,750

Universal Hospital Services, Inc.,
10.125%, due 11/01/11	750,000	796,875
Univision Communications, Inc.,
7.850%, due 07/15/11	350,000	365,750
9.750%, due 03/15/15, PIK[2]	750,000	747,188
US Concrete, Inc.,
8.375%, due 04/01/14	600,000	609,000
Verso Paper Holdings LLC,
9.125%, due 08/01/14[2]	350,000	364,000
Vertis, Inc.,
Series B, 10.875%, due 06/15/09	775,000	782,750
Wheeling Island Gaming, Inc.,
10.125%, due 12/15/09	900,000	913,500
Whiting Petroleum Corp.,
7.250%, due 05/01/12	1,155,000	1,134,787
Wind Acquisition Finance SA,
10.750%, due 12/01/15[2]	850,000	973,250
Windstream Corp.,
8.625%, due 08/01/16	700,000	765,625
Wornick Co.,
10.875%, due 07/15/11	590,000	524,363
Xerox Capital Trust I,
8.000%, due 02/01/27	1,850,000	1,887,000

Total US corporate bonds
(cost $90,515,695)		92,086,562

Asset-backed security – 0.04%
GSAMP Trust,
Series 06-S2, Class B2, 7.000%, due 01/25/36[1,4]
(cost $688,573)	850,000	42,500

Total US bonds
(cost $91,204,268)		92,129,062

International bonds – 9.78%
International corporate bonds – 9.78%
Bermuda – 0.29%
Intelsat Subsidiary Holding Co., Ltd.,
8.625%, due 01/15/15	300,000	321,000

Canada – 5.74%
Abitibi-Consolidated, Inc.,
6.950%, due 04/01/08	750,000	748,125
8.550%, due 08/01/10	1,175,000	1,189,688
Bowater Canada Finance Corp.,
7.950%, due 11/15/11	1,275,000	1,239,937
Great Canadian Gaming Corp.,
7.250%, due 02/15/15[2]	200,000	201,250
Millar Western Forest Products Ltd.,
7.750%, due 11/15/13	1,000,000	910,000
Quebecor Media, Inc.,
7.750%, due 03/15/16	600,000	616,500
Quebecor World Capital Corp.,
8.750%, due 03/15/16[2]	1,340,000	1,356,750

		6,262,250

Cayman Islands – 1.05%
Bluewater Finance Ltd.,
10.250%, due 02/15/12	1,100,000	1,146,750

Netherlands – 2.17%
Montell Finance Co. BV,
8.100%, due 03/15/27[2]	1,500,000	1,500,000
NXP BV/NXP Funding LLC,
7.875%, due 10/15/14[2]	300,000	309,750
9.500%, due 10/15/15[2]	300,000	309,750
Sensata Technologies,
8.000%, due 05/01/14	250,000	248,438

		2,367,938

United Kingdom – 0.53%
Ineos Group Holdings PLC,
8.500%, due 02/15/16[2]	600,000	574,500

Total International corporate bonds
(cost $10,567,756)		10,672,438

Total bonds
(cost $101,772,024)		102,801,500

	Shares

Equities – 0.00%[5]
US equities – 0.00%[5]
Xanadoo Co.,*
(cost $86,272)	23	5,405

	Number of
	warrants

Warrants – 0.00%
Dayton Superior Corp., expires 6/15/09*[4,6]	1,500	0
HF Holdings, Inc., expires 9/27/09*[5]	8,680	0
Pliant Corp., expires 06/01/10*[4,6]	5	0

Total warrants
(cost $4,746,048)		0

	Shares

Short-term investment – 2.62%
Other – 2.62%
UBS Supplementary Trust – U.S. Cash
Management Prime Fund,
5.41%[7,8]
(cost $2,861,619)	2,861,619	2,861,619

Total investments – 96.80%
(cost $109,465,963)		105,668,524
Cash and other assets, less liabilities – 3.20%		3,492,423

Net assets – 100.00%		$109,160,947

Notes to portfolio of investments
Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $109,465,963; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$2,446,780
Gross unrealized depreciation	(6,244,219)

Net unrealized depreciation	$(3,797,439)

*	Non-income producing security.
1	Step bond – Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2007. Maturity date disclosed is the ultimate maturity date.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, the value of these securities amounted to $17,879,561 or 16.38% of net assets.
3	Floating rate security – The interest rate shown is the current rate as of March 31, 2007.
4	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, that represent $42,500 or 0.04% of net assets as of March 31, 2007 are considered illiquid and restricted.
5	Amount represents less than 0.005%.
6	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. At March 31, 2007, the value of these amounted to $42,500 or 0.04% of net assets.
7	Investment in affiliated mutual fund.
8	The rate shown is the effective yield at the date of purchase.
GSAMP	Goldman Sachs Mortgage Securities Corp.
PIK	Paid-In-Kind

Restricted securities
					03/31/07
			Acquisition cost	03/31/07	Market value as
	Acquisition	Acquisition	as a percentage	Market	a percentage of
Securities	dates	cost	of net assets	value	net assets

Dayton Superior Corp., expires 06/15/09	08/17/00	$0	0.00%	$0	0.00%
GSAMP Trust, Series 06-S2, Class B2, 7.000%, due 01/25/36	04/10/06	688,573	0.63	42,500	0.04
HF Holdings, Inc., expires 09/27/09	01/08/01	4,746,048	4.35	0	0.00
Pilant Corp., expires 06/01/10	11/27/00	0	0.00	0	0.00

		$5,434,621	4.98%	$42,500	0.04%

Industry diversification
As a percentage of net assets
As of March 31, 2007 (unaudited)a

Bonds
US bonds
US corporate bonds
Aerospace/defense	1.39%
Apparel/textiles	1.68
Automotive	4.40
Broadcasting	3.87
Building materials	3.88
Cable	2.23
Capital goods	0.59
Chemicals	3.95
Consumer products	3.60
Containers	2.09
Diversified financial services	2.84
Diversified media	1.55
Energy	2.51
Food & drug retailers	0.81
Food/beverage/tobacco	2.27
Gaming	9.31
Healthcare	4.12
Metals/mining	2.19
Non-food & drug retailers	3.33
Paper	4.24
Printing & publishing	6.43
Railroads	0.94
Restaurants	1.66
Services	1.95
Steel	1.47
Technology	4.86
Telecommunications	1.86
Transportation excluding air/rail	0.93
Utilities	3.41

Total US corporate bonds	84.36
Asset-backed security	0.04

Total US bonds	84.40
International bonds
International corporate bonds
Capital goods	0.23
Chemicals	1.90
Diversified media	0.57
Energy	1.05
Gaming	0.18
Paper	3.75
Printing & publishing	1.24
Technology	0.57
Telecommunications	0.29

Total international corporate bonds	9.78
Total bonds	94.18
Equities	0.00 †
Warrants	0.00
Short-term investment	2.62

Total investments	96.80
Cash and other assets, less liabilities	3.20

Net assets	100.00%

a Figures represent the industry breakdown of direct investments of the UBS High Yield Relationship Fund. Figures would be different if a breakdown of the underlying investment company's diversification were included.

† Amount represents less than 0.005%

UBS Opportunistic Emerging Markets Debt Relationship Fund – Portfolio of investments
March 31, 2007 (unaudited)

	Face
	amount		Value

International bonds – 74.90%
Argentina – 30.89%
Republic of Argentina,
5.475%, due 08/03/12[1]		$22,950,000	$16,466,625
5.830%, due 12/31/33, DISC[1]	ARS	18,900,000	8,922,569

			25,389,194

Brazil – 11.13%
Federal Republic of Brazil,
6.000%, due 05/15/45	BRL	13,000,000	9,146,692

Kazakhstan – 1.67%
CenterCredit International BV,
8.250%, due 09/30/11	KZT	170,000,000	1,373,127

Malaysia – 5.98%
Johor Corp.,
1.000%, due 07/31/12	MYR	15,100,000	4,913,232

Philippines – 3.98%
Republic of Philippines,
8.375%, due 02/15/11		$3,000,000	3,270,000

Turkey – 17.60%
Republic of Turkey,
7.000%, due 09/26/16		$1,000,000	1,016,250
9.500%, due 01/15/14		2,000,000	2,323,600
Republic of Turkey Credit-Linked Notes,
15.000%, due 02/10/10[2]	TRY	7,500,000	5,064,655
15.000%, due 02/11/10[2]		$5,800,000	6,066,974

			14,471,479

Venezuela – 3.65%
Republic of Venezuela,
5.750%, due 02/26/16		$3,190,000	3,000,195

Total international bonds
(cost $58,126,107)			61,563,919

	Shares

Short-term investments – 22.88%
Investment company – 7.90%
UBS U.S. Cash Management Prime Relationship Fund,
5.40%[3,4]
(cost $6,498,956)		6,498,956	6,498,956

	Face
	amount

Egypt –14.98%
Egypt Sovereign Certificates of Deposit,
10.00%, due 08/01/07[2]	EGP	31,000,000	5,317,008
Egypt Treasury Bill Credit-Linked Notes,
8.49%, due 06/05/07[2] (cost $12,182,521)		40,450,000	6,993,225

			12,310,233

Total short-term investments
(cost $18,681,477)			18,809,189

Total investments – 97.78%
(cost $76,807,584)			80,373,108
Cash and other assets, less liabilities – 2.22%			1,826,331

Net assets – 100.00%			$82,199,439

Notes to portfolio of investments
Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $76,807,584; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$3,782,313
Gross unrealized depreciation	(216,789)

Net unrealized appreciation	$3,565,524

1	Floating rate security – The interest rate shown is the current rate as of March 31, 2007.
2	Reflects annualized yield at March 31, 2007 on zero coupon bonds.
3	Investment in affiliated mutual fund.
4	The rate shown is the effective yield at the date of purchase.
DISC	Discount bond
Currency type abbreviations:
ARS	Argentina Peso
BRL	Brazilian Real
EGP	Egyptian Pound
KZT	Kazakhstan Tenge
MYR	Malaysian Ringgit
TRY	New Turkish Lira

Forward foreign currency contracts
UBS Opportunistic Emerging Markets Debt Relationship Fund had the following open forward foreign currency contracts as of March 31, 2007:

	Contracts	In		Maturity	Unrealized
	to deliver	exchange for		date	depreciation

Brazilian Real	9,356,600	USD	4,400,000	04/26/07	$(127,072)

USD	United States Dollar

Industry diversification
As a percentage of net assets
As of March 31, 2007 (unaudited)a

International bonds
Diversified financial services	1.67%
Real estate investment trusts (REITs)	5.98
Foreign government bonds	67.25

Total international bonds	74.90
Short-term investments	22.88

Total investments	97.78
Cash and other assets, less liabilities	2.22

Net assets	100.00%

a Figures represent the industry breakdown of direct investments of the UBS Opportunistic Emerging Markets Debt Relationship Fund. Figures would be different if a breakdown of the underlying investment company's diversification were included.

UBS Opportunistic High Yield Relationship Fund – Portfolio of investments
March 31, 2007 (unaudited)
	Face
	amount	Value

Bonds – 94.04%
US bonds – 78.81%
US corporate bonds – 77.22%
Ainsworth Lumber Co. Ltd.,
7.250%, due 10/01/12	$3,225,000	$2,378,438
AK Steel Corp.,
7.750%, due 06/15/12	2,000,000	2,032,500
7.875%, due 02/15/09	3,325,000	3,325,000
American Cellular Corp.,
Series B, 10.000%, due 08/01/11	2,020,000	2,138,675
ArvinMeritor, Inc.,
8.125%, due 09/15/15	4,250,000	4,218,125
Berry Plastics Holding Corp.,
8.875%, due 09/15/14	6,500,000	6,646,250
Boise Cascade LLC,
7.125%, due 10/15/14	2,800,000	2,772,000
Bowater, Inc.,
9.000%, due 08/01/09	1,700,000	1,780,750
Cadmus Communications Corp.,
8.375%, due 06/15/14	1,650,000	1,674,750
Century Aluminum Co.,
7.500%, due 08/15/14	1,000,000	1,027,500
Cincinnati Bell, Inc.,
8.375%, due 01/15/14	10,200,000	10,429,500
Cooper-Standard Automotive, Inc.,
8.375%, due 12/15/14	5,025,000	4,208,437
Deluxe Corp.,
5.000%, due 12/15/12	7,925,000	7,132,500
Dynegy Holdings, Inc.,
8.375%, due 05/01/16	4,000,000	4,160,000
Ford Motor Credit Co.,
7.375%, due 10/28/09	2,000,000	1,996,324
Freeport-McMoRan Copper & Gold, Inc.,
8.564%, due 04/01/15[1]	2,500,000	2,628,125
Freescale Semiconductor, Inc.,
8.875%, due 12/15/14[2]	5,000,000	5,006,250
GMAC LLC,
7.250%, due 03/02/11	16,750,000	16,842,426
Giant Industries, Inc.,
8.000%, due 05/15/14	2,350,000	2,538,000
Ingles Markets, Inc.,
8.875%, due 12/01/11	5,650,000	5,876,000
Jacobs Entertainment, Inc.,
9.750%, due 06/15/14	4,350,000	4,447,875
Landry’s Restaurants, Inc.,
Series B, 7.500%, due 12/15/14	8,000,000	7,880,000
Levi Strauss & Co.,
12.250%, due 12/15/12	5,250,000	5,761,875
Mediacom LLC,
9.500%, due 01/15/13	4,975,000	5,130,469
Mirant North America LLC,
7.375%, due 12/31/13	3,200,000	3,280,000
NRG Energy, Inc.,
7.375%, due 01/15/17	2,650,000	2,719,563
Omnova Solutions, Inc.,
11.250%, due 06/01/10	4,900,000	5,206,250
Owens-Brockway Glass Container, Inc.,
6.750%, due 12/01/14	2,000,000	1,980,000
8.250%, due 05/15/13	3,350,000	3,492,375
Owens-Illinois, Inc.,
7.350%, due 05/15/08	1,600,000	1,608,000
Pantry, Inc.,
7.750%, due 02/15/14	1,200,000	1,212,000
PolyOne Corp.,
10.625%, due 05/15/10	2,725,000	2,874,875
River Rock Entertainment Authority,
9.750%, due 11/01/11	4,200,000	4,473,000
Sheridan Group, Inc.,
10.250%, due 08/15/11	6,050,000	6,329,812
Sinclair Broadcast Group, Inc.,
8.000%, due 03/15/12	7,825,000	8,098,875

Universal Hospital Services, Inc.,
10.125%, due 11/01/11	1,750,000	1,859,375
Univision Communications, Inc.,
7.850%, due 07/15/11	3,200,000	3,344,000
9.750%, due 03/15/15[2]	2,000,000	1,992,500
Whiting Petroleum Corp.,
7.000%, due 02/01/14	3,000,000	2,925,000
Xerox Capital Trust I,
8.000%, due 02/01/27	6,600,000	6,732,000

Total US corporate bonds
(cost $168,128,394)		170,159,394

Asset-backed security – 1.59%
First Franklin Mortgage Loan Asset Backed Certificates,
Series 06-FFA, Class B2, 6.000%, due 09/25/26[3,4]
(cost $3,968,470)	4,295,022	3,496,148

Total US bonds
(cost $172,096,864)		173,655,542

International bonds – 15.23%
International corporate bonds – 15.23%
Canada – 11.20%
Abitibi-Consolidated, Inc.,
6.950%, due 04/01/08	4,518,000	4,506,705
8.550%, due 08/01/10	9,675,000	9,795,938
Bowater Canada Finance Corp.,
7.950%, due 11/15/11	10,680,000	10,386,300

		24,688,943

Cayman Islands – 1.42%
Bluewater Finance Ltd.,
10.250%, due 02/15/12	3,000,000	3,127,500

Netherlands – 2.61%
Montell Finance Co. BV,
8.100%, due 03/15/27[2]	5,750,000	5,750,000

Total international corporate bonds
(cost $33,380,299)		33,566,443

Total bonds
(cost $205,477,163)		207,221,985

	Shares

Short-term investment – 4.56%
Other – 4.56%
UBS Supplementary Trust – U.S. Cash Management Prime Fund,
5.41%[5,6]
(cost $10,040,865)	10,040,865	10,040,865

Total investments – 98.60%
(cost $215,518,028)		217,262,850
Cash and other assets, less liabilities – 1.40%		3,085,956

Net assets – 100.00%		$220,348,806

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $215,518,028; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$3,170,521
Gross unrealized depreciation	(1,425,699)

Net unrealized appreciation	$1,744,822

1	Floating rate security – The interest rate shown is the current rate as of March 31, 2007.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, the value of these securities amounted to $12,748,750 or 5.79% of net assets.
3	Step bond – Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2007. Maturity date disclosed is the ultimate maturity date.
4	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, that represent $3,496,148 or 1.59% of net assets as of March 31, 2007 are considered illiquid and restricted.
5	Investment in affiliated mutual fund.
6	The rate shown is the effective yield at the date of purchase.

Restricted security
03/31/07
			Acquisition cost	03/31/07	Market value as
	Acquisition	Acquisition	as a percentage	Market	a percentage of
Security	date	cost	of net assets	value	net assets

First Franklin Mortgage Loan Asset Back Certificates,
Series 06-FFA, Class B2, 6.000%, due 09/25/26	11/03/06	$3,968,470	1.80%	$3,496,148	1.59%

Industry diversification
As a percentage of net assets
As of March 31, 2007 (unaudited)[a]

Bonds
US bonds
US corporate bonds
Automotive parts	3.82%
Business services/office equipment	3.05
Chemicals	3.67
Electric - generation	1.49
Electric - integrated	3.12
Energy - independent	1.33
Energy - refining & marketing	1.15
Finance - captive automotive	8.55
Gaming	4.05
Healthcare	0.84
Media - broadcast/outdoor	6.10
Media - cable	2.33
Media - publishing	6.87
Metals/mining excluding steel	1.66
Packaging & containers	6.23
Paper/forest products	3.15
Retail - food & drug	2.67
Retail - restaurants	3.58
Retail - specialty	0.55
Steel producers/products	2.43
Technology - hardware	2.27
Telecom - CLEC	4.73
Telecom - wireless	0.97
Textile/apparel	2.61

Total US corporate bonds	77.22
Asset-backed security	1.59

Total US bonds	78.81
International bonds
International corporate bonds
Chemicals	2.61
Energy - oilfield services	1.42
Paper/forest products	11.20
Total international bonds	15.23

Total bonds	94.04
Short-term investment	4.56

Total investments	98.60
Cash and other assets, less liabilities	1.40

Net assets	100.00%

a Figures represent the industry breakdown of direct investments of the UBS Opportunistic High Yield Relationship Fund. Figures would be different if a breakdown of the underlying investment company's diversification were included.

UBS Short Duration Relationship Fund – Portfolio of investments
March 31, 2007 (unaudited)

	Face
	amount	Value

Bonds – 95.27%
US bonds – 92.67%
US corporate bonds – 9.31%
Capital One Financial Corp.,
5.620%, due 09/10/09[1]	$1,650,000	$1,654,066
Emerson Electric Co.,
5.500%, due 09/15/08	1,170,000	1,174,778
HBOS Treasury Services PLC,
5.000%, due 11/21/11[2]	2,500,000	2,487,022
International Lease Finance Corp.,
4.625%, due 06/02/08	1,500,000	1,490,529
5.580%, due 05/24/10[1]	1,320,000	1,325,496
John Deere Capital Corp.,
4.400%, due 07/15/09	2,255,000	2,219,838
Residential Capital LLC,
5.840%, due 06/09/08[1]	800,000	791,940
6.125%, due 11/21/08	1,500,000	1,499,234
Spectra Energy Capital LLC,
5.668%, due 08/15/14	1,500,000	1,484,282
Valero Energy Corp.,
6.875%, due 04/15/12	1,000,000	1,064,896

Total US corporate bonds (cost $15,135,335)		15,192,081

Asset-backed securities – 35.55%
AmeriCredit Automobile Receivables Trust,
Series 06-AF, Class A3, 5.560%, due 09/06/11	1,550,000	1,558,953
Ameriquest Mortgage Securities, Inc.,
Series 03-5, Class M3, 6.009%, due 04/25/33	1,369,199	1,363,908
Capital Auto Receivables Asset Trust,
Series 04-2, Class B, 3.920%, due 11/16/09	600,000	591,748
Series 06-1, Class B, 5.260%, due 10/15/10	900,000	901,400
Capital One Master Trust,
Series 01-6, Class C, 6.700%, due 06/15/11[2]	1,200,000	1,221,612
Citibank Credit Card Issuance Trust,
Series 05-B1, Class B1, 4.400%, due 09/15/10	1,450,000	1,434,351
Credit-Based Asset Servicing and Securitization LLC,
Series 05-CB6, Class A2, 4.842%, due 07/25/35[3]	3,000,000	2,982,468
Series 06-SL1, Class A2, 5.556%, due 09/25/36[2,3]	1,541,007	1,544,444
Drive Auto Receivables Trust,
Series 05-3, Class A3, 4.990%, due 10/15/10[2]	983,013	980,134
First Franklin Mortgage Loan Asset Backed Certificates,
Series 06-FFB, Class A3, 5.555%, due 12/25/26[3]	1,600,000	1,600,346
Ford Credit Auto Owner Trust,
Series 06-B, Class A4, 5.250%, due 09/15/11	1,580,000	1,587,315
GE Equipment Small Ticket LLC,
Series 05-1A, Class B, 4.620%, due 12/22/14[2]	1,536,135	1,522,992
GSAMP Trust,
Series 06-S2, Class A3, 5.628%, due 01/25/36[3]	1,450,000	1,433,426
Series 06-S3, Class A2, 5.769%, due 05/25/36[3]	1,450,000	1,439,125
Series 06-S4, Class M7, 7.520%, due 05/25/36[1,4]	750,000	577,162
Series 06-S6, Class A2, 5.552%, due 10/25/36[3]	1,500,000	1,477,710
Hertz Vehicle Financing LLC,
Series 05-2A, Class A2, 4.930%, due 02/25/10[2]	1,850,000	1,844,301
Home Equity Mortgage Trust,
Series 05-4, Class M1, 5.484%, due 01/25/36[3]	2,000,000	1,988,192
Series 06-1, Class A2, 5.300%, due 05/25/36[3]	1,300,000	1,313,704
Series 06-2, Class 1A2, 5.410%, due 07/25/36[3]	1,270,000	1,271,065
Series 06-4, Class M9, 7.620%, due 11/25/36[1,4]	1,200,000	480,000
Household Automotive Trust,
Series 05-3, Class A3, 4.800%, due 10/18/10	1,055,000	1,051,544
Hyundai Auto Receivables Trust,
Series 04-A, Class B, 3.460%, due 08/15/11	3,008,622	2,959,156
Series 06-A, Class C, 5.340%, due 11/15/12	1,150,000	1,152,685
M&I Auto Loan Trust,
Series 03-1, Class A4, 2.970%, due 04/20/09	1,384,778	1,370,855

Merrill Auto Trust Securitization,
Series 05-1, Class A3, 4.100%, due 08/25/09	1,361,378	1,353,537
Merrill Lynch Mortgage Investors, Inc.,
Series 05-SL2, Class B3, 7.320%, due 12/25/35[1,4]	1,330,000	1,183,700
Navistar Financial Corp. Owner Trust,
Series 04-B, Class C, 3.930%, due 10/15/12	608,735	591,749
Nissan Auto Receivables Owner Trust,
Series 05-C, Class A3, 4.190%, due 07/15/09	2,495,498	2,478,195
Nomura Asset Acceptance Corp.,
Series 06-S2, Class A2, 5.810%, due 04/25/36[1,2]	1,500,000	1,507,139
Pinnacle Capital Asset Trust,
Series 06-A, Class C, 5.770%, due 05/25/10[2]	1,070,000	1,071,063
Providian Gateway Master Trust,
Series 04-DA, Class D, 4.400%, due 09/15/11[2]	2,100,000	2,090,812
Series 04-EA, Class D, 6.250%, due 11/15/11[1,2]	2,500,000	2,511,327
RAAC Series,
Series 06-RP1, Class M4, 7.195%, due 10/25/45[1,5]	645,951	258,380
Superior Wholesale Inventory Financing Trust,
Series 05-A12, Class C, 6.520%, due 06/15/10[1]	1,000,000	1,008,815
Terwin Mortgage Trust,
Series 06-2HGS, Class A2, 4.500%, due 03/25/37[1,2]	1,430,000	1,402,968
Volkswagen Auto Lease Trust,
Series 06-A, Class A3, 5.500%, due 09/21/09	1,800,000	1,808,666
WFS Financial Owner Trust,
Series 04-2, Class A4, 3.540%, due 11/21/11	2,366,103	2,339,412
Series 04-4, Class A4, 3.440%, due 05/17/12	1,400,000	1,374,312
Whole Auto Loan Trust,
Series 03-1, Class A4, 2.580%, due 03/15/10	1,404,221	1,402,563

Total asset-backed securities (cost $59,494,501)		58,031,234

Collateralized debt obligations – 2.28%
Ansonia CDO Ltd.,
Series 06-1A, Class F, 6.755%, due 07/28/46[5]	1,300,000	1,315,793
Duke Funding Ltd.,
Series 06-HG5A, Class C, 6.610%, due 07/03/50[1,5]	788,000	769,135
LNR CDO Ltd.,
Series 06-1A, Class FFX, 7.592%, due 05/28/43[5]	1,200,000	1,062,480
Taberna Preferred Funding Ltd.,
Series 06-5A, Class A3, 6.810%, due 08/05/36[1,5]	590,000	568,642

Total collateralized debt obligations (cost $3,883,875)		3,716,050

Commercial mortgage-backed securities – 10.13%
Asset Securitization Corp.,
Series 96-MD6, Class A4, 7.587%, due 11/13/29[1]	2,000,000	2,020,608
Banc of America Large Loan,
Series 05-ESHA, Class F, 6.070%, due 07/14/20[1,2]	2,500,000	2,500,927
Bear Stearns Commercial Mortgage Securities,
Series 04-ESA, Class G, 5.377%, due 05/14/16[2]	2,500,000	2,512,022
Series 05-LXR1, Class H, 6.520%, due 09/15/18[1,2]	1,400,000	1,397,348
GS Mortgage Securities Corp., II,
Series 98-GLII, Class B, 6.580%, due 04/13/31[1]	2,000,000	2,025,947
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 04-C3, Class A1, 3.765%, due 01/15/42	1,185,265	1,162,326
Morgan Stanley Capital I,
Series 98-XL2, Class A2, 6.170%, due 10/03/34	2,900,000	2,938,988
TW Hotel Funding 2005 LLC,
Series 05-LUX, Class K, 6.520%, due 01/15/21[1,2]	2,000,000	1,981,196

Total commercial mortgage-backed securities (cost $16,761,254)		16,539,362

Mortgage & agency debt securities – 28.05%
Countrywide Alternative Loan Trust,
Series 06-4CB, Class 1A1, 6.000%, due 04/25/36	1,227,000	1,241,651
Countrywide Home Loan Mortgage Pass Through Trust,
Series 05-24, Class A6, 5.500%, due 11/25/35	1,734,468	1,731,001
Federal Home Loan Bank System,
4.600%, due 04/11/08	2,000,000	1,991,100
5.375%, due 07/17/09	1,900,000	1,920,995

Federal Home Loan Mortgage Corp.,
4.625%, due 08/15/08	1,500,000	1,493,860
Federal Home Loan Mortgage Corp. Conventional Pools,
# 1G2593, 5.253%, due 12/01/36[1]	2,097,006	2,099,406
# 847628, 5.434%, due 10/01/36[1]	1,892,237	1,879,066
Federal Home Loan Mortgage Corp., REMICs,
Series 2857, Class J, 6.000%, due 09/15/34	229,432	229,576
Series 2977, Class PA, 5.000%, due 12/15/25	1,836,829	1,828,461
Series 3018, Class UM, 5.000%, due 09/15/26	2,129,821	2,115,785
Series 3133, Class PA, 5.500%, due 02/15/25	1,342,672	1,344,534
Series 3138, Class PA, 5.500%, due 02/15/27	1,335,140	1,339,470
Federal National Mortgage Association,
4.500%, due 08/04/08	4,000,000	3,976,612
5.250%, due 01/29/09	1,600,000	1,598,762
5.250%, due 01/11/10	1,600,000	1,597,464
Federal National Mortgage Association Pools,
# 841740, 4.778%, due 09/01/35[1]	2,474,904	2,452,564
# 869850, 5.445%, due 04/01/36[1]	1,405,707	1,412,895
# 813641, 5.538%, due 05/01/36[1]	1,327,820	1,335,450
Federal National Mortgage Association, REMICs,
Series 05-13, Class PA, 5.000%, due 03/25/27	1,924,576	1,912,772
Series 06-102, Class PA, 5.000%, due 08/25/26	2,077,010	2,065,049
First Horizon Asset Securities, Inc.,
Series 05-AR4, Class 2A1, 5.339%, due 10/25/35[1]	2,246,905	2,247,496
Indymac Index Mortgage Loan Trust,
Series 06-AR3, Class 1A2, 5.388%, due 12/25/36[1]	1,307,383	1,301,203
Series 06-AR19, Class1A2, 6.473%, due 08/25/36[1]	1,340,752	1,371,655
Residential Funding Mortgage Securitization I,
Series 06-SA3, Class 2A1, 6.027%, due 09/25/36[1]	1,743,273	1,767,543
Wells Fargo Mortgage Backed Securities Trust,
Series 04-F, Class A8, 4.730%, due 06/25/34[1]	1,770,335	1,750,309
Series 06-AR1, Class 2A2, 5.558%, due 03/25/36[1]	1,791,801	1,777,522

Total mortgage & agency debt securities (cost $45,803,381)		45,782,201

US government obligations – 7.35%
US Treasury Notes,
4.625%, due 11/15/09	4,955,000	4,962,546
4.750%, due 02/15/10	4,500,000	4,525,664
4.875%, due 01/31/09	1,400,000	1,405,523
4.875%, due 05/15/09	1,100,000	1,105,930

Total US government obligations (cost $11,955,714)		11,999,663

Total US bonds
(cost $153,034,060)		151,260,591

International bonds – 2.60%
International corporate bonds – 1.66%
Japan – 0.77%
Aiful Corp.,
4.450%, due 02/16/10[2]	1,300,000	1,260,197

Luxembourg – 0.89%
Telecom Italia Capital SA,
5.250%, due 11/15/13	1,500,000	1,454,313

Total international corporate bonds (cost $2,687,911)		2,714,510

International collateralized debt obligation – 0.94%
Cayman Islands – 0.94%
MM Community Funding II Ltd.,
7.554%, due 12/15/31[1,5]
(cost $1,541,646)	1,510,634	1,527,251

Total international bonds
(cost $4,229,557)		4,241,761

Total bonds
(cost $157,263,617)		155,502,352

Short-term investments – 3.84%
Certificates of deposit – 1.35%
Deutsche Bank AG,
5.36%, due on 02/14/08
(cost $2,200,000)	2,200,000	2,202,244

	Shares

Investment company – 2.49%
UBS U.S. Cash Management Prime Relationship Fund,
5.40%[5,6]
(cost $4,064,016)	4,064,016	4,064,016

Total short-term investments
(cost $6,264,016)		6,266,260

	Number of
	contracts

Options purchased – 0.34%
Call options – 0.20%
1 Year Mid-Curve Euro Futures, strike @ 95.00,
expires June 2007*[8]	130	122,688
2 Year Mid-Curve Euro Futures, strike @ 95.50,
expires June 2007*[8]	130	17,875
5 Year US Treasury Note Futures,
expires May 2007 strike @ 105.50*[8]	288	193,499

		334,062

Put options – 0.14%
90 Day Euro Futures,
strike @ 94.63, expires June 2007*[8]	406	7,613
strike @ 94.25, expires June 2007*[8]	579	3,619
strike @ 94.75, expires June 2007*[8]	579	104,944
5 Year US Treasury Note Futures,
expires May 2007 strike @ 105.50*[8]	288	112,500

		228,676

Total options purchased (cost $665,288)		562,738

Total investments – 99.45%
(cost $164,192,921)		162,331,350
Cash and other assets, less liabilities – 0.55%		895,875

Net assets – 100.00%		$163,227,225

Notes to portfolio of investments
Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $164,192,921; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$484,953
Gross unrealized depreciation	(2,346,524)

Net unrealized depreciation	$(1,861,571)

*	Non-income producing security.
1	Floating rate security – The interest rate shown is the current rate as of March 31, 2007.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, the value of these securities amounted to $27,835,504 or 17.05% of net assets.
3	Step bond – Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2007. Maturity date disclosed is the ultimate maturity date.
4	Security is illiquid. These securities amounted to $2,240,862 or 1.37% of net assets.
5	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, that represent $5,501,681 or 3.37% of net assets as of March 31, 2007 are considered illiquid and restricted.
6	Investment in affiliated mutual fund.
7	The rate shown is the effective yield at the date of purchase.
8	This security was pledged to cover margin requirements for futures contracts.
ARM	Adjustable rate mortgage
CDO	Collateralized debt obligations
GSAMP	Goldman Sachs Mortgage Securities Corp.
RAAC	Redevelopment Authority of Allegheny County
REMIC	Real Estate Mortgage Investment Conduit

Restricted securities
					03/31/07
			Acquisition cost	03/31/07	Market value as
	Acquisition	Acquisition	as a percentage	Market	a percentage of
Securities	dates	cost	of net assets	value	net assets

Ansonia CDO Ltd.,
Series 06-1A, Class F, 6.755%, due 07/28/46	10/25/06	$1,299,960	0.80%	$1,315,793	0.81%
Duke Funding Ltd.,
Series 06-HG5A, Class C, 6.610%, due 07/03/50	05/26/06	788,000	0.48	769,135	0.47
LNR CDO Ltd.,
Series 06-1A, Class FFX, 7.592%, due 05/28/43	11/03/06	1,220,664	0.75	1,062,480	0.65
MM Community Funding II Ltd.,
7.554%, due 12/15/31	01/25/06	1,541,645	0.94	1,527,251	0.94
RAAC Series,
Series 06-RP1, Class M4, 7.195%, due 10/25/45	03/06/06	645,951	0.40	258,380	0.16
Taberna Preferred Funding Ltd.,
Series 06-5A, Class A3, 6.810%, due 08/05/36	05/26/06	575,250	0.35	568,642	0.35

		$6,071,470	3.72%	$5,501,681	3.37%

Futures contracts
UBS Short Duration Relationship Fund had the following open futures contracts as of March 31, 2007:

				Unrealized
	Expiration	Cost/		appreciation/
	dates	proceeds	Value	(depreciation)

US treasury note futures buy contracts:
2 Year US Treasury notes, 131 contracts	June 2007	$26,791,758	$26,840,672	$48,914

US treasury note futures sale contracts:
5 Year US Treasury notes, 69 contracts	June 2007	7,326,931	7,299,984	26,947
10 Year US Treasury notes, 40 contracts	June 2007	4,307,663	4,325,000	(17,337)

				$58,524

The segregated aggregate market value of investments pledged to cover margin requirements for the open futures contracts at March 31, 2007 was $562,738.

Written options
	Expiration	Premiums
Call options written	dates	received	Value

1 Year Mid-Curve Euro Futures, 130 contracts, strike @ 95.00	June 2007	$(15,886)	$(34,125)
2 Year Mid-Curve Euro Futures, 130 contracts, strike @ 95.50	June 2007	(61,386)	(99,125)

		(77,272)	(133,250)

Put options written

90 Day Euro Futures, 406 contracts, strike @ 94.38	June 2007	(9,013)	(2,537)
90 Day Euro Futures, 1,159 contracts, strike @ 94.50	June 2007	(83,034)	(7,244)

		(92,047)	(9,781)

		$(169,319)	$(143,031)

Industry diversification
As a percentage of net assets
As of March 31, 2007 (unaudited)a

Bonds
US bonds
US corporate bonds
Commercial banks	1.52%
Consumer finance	1.93
Diversified financial services	2.66
Electrical equipment	0.72
Multi-utilities	0.91
Oil, gas & consumable fuels	0.65
Thrifts & mortgage finance	0.92

Total US corporate bonds	9.31
Asset-backed securities	35.55
Collateralized debt obligations	2.28
Commercial mortgage-backed securities	10.13
Mortgage & agency debt securities	28.05
US government obligations	7.35

Total US bonds	92.67
International bonds
International corporate bonds
Consumer finance	0.77
Diversified telecommunication services	0.89

Total international corporate bonds	1.66
International collateralized debt obligations	0.94

Total international bonds	2.60

Total bonds	95.27
Short-term investments	3.84
Options purchased	0.34

Total investments	99.45
Cash and other assets, less liabilities	0.55

Net assets	100.00%

a Figures represent the industry breakdown of direct investments of the UBS Short Duration Relationship Fund. Figures would be different if a breakdown of the underlying investment company's diversification were included.

UBS U.S. Bond Relationship Fund – Portfolio of investments
March 31, 2007 (unaudited)

	Face amount	Value

Bonds – 94.64%
US bonds – 92.94%
US corporate bonds – 15.50%
Allergan, Inc.,
5.750%, due 04/01/16	$215,000	$219,536
American General Finance Corp.,
5.375%, due 10/01/12	65,000	65,290
AT&T Corp.,
8.000%, due 11/15/31	135,000	166,831
AvalonBay Communities, Inc.,
7.500%, due 08/01/09	80,000	84,167
Avon Products, Inc.,
7.150%, due 11/15/09	110,000	115,380
Bank of America Corp.,
5.420%, due 03/15/17[1]	200,000	197,923
Bank One Corp.,
7.875%, due 08/01/10	145,000	156,918
BellSouth Corp.,
6.550%, due 06/15/34	90,000	92,531
Bristol-Myers Squibb Co.,
5.875%, due 11/15/36	85,000	83,300
Burlington Northern Santa Fe Corp.,
7.082%, due 05/13/29	60,000	64,949
Capital One Financial Corp.,
5.500%, due 06/01/15	155,000	152,867
Citigroup, Inc.,
5.000%, due 09/15/14	519,000	506,679
5.625%, due 08/27/12	210,000	213,804
Comcast Cable Communications LLC,
6.750%, due 01/30/11	445,000	468,604
Computer Sciences Corp.,
3.500%, due 04/15/08	65,000	63,461
ConAgra Foods, Inc.,
6.750%, due 09/15/11	1,000	1,056
Coors Brewing Co.,
6.375%, due 05/15/12	85,000	88,500
Countrywide Home Loans, Inc.,
3.250%, due 05/21/08	135,000	131,931
Credit Suisse First Boston USA, Inc.,
6.500%, due 01/15/12	135,000	141,915
CRH America, Inc.,
6.000%, due 09/30/16	75,000	76,028
DaimlerChrysler N.A. Holding Corp.,
4.050%, due 06/04/08	545,000	536,821
Devon Financing Corp. ULC,
6.875%, due 09/30/11	160,000	170,211
Dominion Resources, Inc.,
Series B, 5.950%, due 06/15/35	85,000	82,606
DTE Energy Co.,
6.350%, due 06/01/16	75,000	78,434
Erac USA Finance Co.,
8.000%, due 01/15/11[1]	125,000	136,524
Exelon Generation Co. LLC,
5.350%, due 01/15/14	115,000	111,496
Fleet Financial Group,
7.375%, due 12/01/09	55,000	58,155
Ford Motor Credit Co.,
5.800%, due 01/12/09	1,540,000	1,510,658
Fortune Brands, Inc.,
5.375%, due 01/15/16	245,000	235,449
General Electric Capital Corp.,
6.000%, due 06/15/12	780,000	810,446
6.750%, due 03/15/32	95,000	107,638
GMAC LLC,
6.875%, due 09/15/11	345,000	345,334
Goldman Sachs Group, Inc.,
6.875%, due 01/15/11	505,000	533,890
HSBC Finance Corp.,
6.750%, due 05/15/11	225,000	237,027

ICI Wilmington, Inc.,
4.375%, due 12/01/08	165,000	162,562
International Lease Finance Corp.,
3.500%, due 04/01/09	190,000	184,269
John Deere Capital Corp.,
7.000%, due 03/15/12	115,000	124,299
JPMorgan Chase & Co.,
6.750%, due 02/01/11	185,000	194,547
Kinder Morgan Energy Partners LP,
5.125%, due 11/15/14	140,000	135,397
5.800%, due 03/15/35	215,000	198,300
Kraft Foods, Inc.,
5.625%, due 11/01/11	165,000	167,012
Lehman Brothers Holdings, Inc.,
5.250%, due 02/06/12	170,000	169,844
Morgan Stanley,
6.750%, due 04/15/11	435,000	460,089
New Cingular Wireless Services, Inc.,
8.750%, due 03/01/31	105,000	135,444
Norfolk Southern Corp.,
5.257%, due 09/17/14	45,000	43,908
Pacific Gas & Electric Co.,
6.050%, due 03/01/34	75,000	75,184
PPL Capital Funding Trust I,
4.330%, due 03/01/09	65,000	63,605
PPL Energy Supply LLC,
6.000%, due 12/15/36	60,000	56,813
6.400%, due 11/01/11	100,000	103,841
Prologis,
5.625%, due 11/15/15	80,000	80,643
PSEG Power LLC,
6.950%, due 06/01/12	195,000	208,260
Residential Capital LLC,
6.125%, due 11/21/08	205,000	204,895
6.375%, due 06/30/10	325,000	324,913
Spectra Energy Capital LLC,
5.668%, due 08/15/14	75,000	74,214
Sprint Capital Corp.,
8.750%, due 03/15/32	155,000	182,825
Teva Pharmaceutical Finance LLC,
5.550%, due 02/01/16	85,000	83,426
Time Warner, Inc.,
6.875%, due 05/01/12	190,000	202,467
U.S. Bank N.A.,
6.375%, due 08/01/11	70,000	73,298
Verizon New York, Inc.,
Series B, 7.375%, due 04/01/32	235,000	248,467
Wachovia Bank N.A.,
7.800%, due 08/18/10	245,000	263,583
Washington Mutual Bank,
5.500%, due 01/15/13	425,000	424,130
Waste Management, Inc.,
7.375%, due 08/01/10	85,000	90,426
Wells Fargo Bank N.A.,
6.450%, due 02/01/11	360,000	377,014
Wyeth,
5.500%, due 03/15/13	75,000	75,640
Xcel Energy, Inc.,
7.000%, due 12/01/10	85,000	90,207

Total US corporate bonds
(cost $13,223,462)		13,325,881

Asset-backed securities – 4.80%
Banc of America Securities Auto Trust,
Series 06-G1, Class B, 5.340%, due 02/18/11	750,000	752,904
Countrywide Asset-Backed Certificates,
Series 03-SD3, Class A1, 5.740%, due 12/25/32[1,2]	4,012	4,020
Series 04-SD1, Class A1, 5.660%, due 06/25/33[1,2]	139,863	140,279
Green Tree Financial Corp.,
Series 96-4, Class A6, 7.400%, due 06/15/27	212,362	221,430
GSAMP Trust,
Series 06-S2, Class A3, 5.628%, due 01/25/36[3]	1,000,000	988,570
Series 06-S3, Class A2, 5.769%, due 05/25/36[3]	750,000	744,375
Massachusetts RRB Special Purpose Trust,
Series 99-1, Class A5, 7.030%, due 03/15/12	290,000	301,007

Structured Asset Securities Corp.,
Series 03-AL2, Class A, 3.357%, due 01/25/31[1]	128,237	117,765
Washington Mutual Master Note Trust,
Series 06-C3A, Class C3A, 5.700%, due 10/15/13[1,2]	750,000	749,993
WFS Financial Owner Trust,
Series 04-3, Class D, 4.070%, due 02/17/12	109,200	108,292

Total asset-backed securities
(cost $4,168,409)		4,128,635

Commercial mortgage-backed securities – 8.53%
Asset Securitization Corp.,
Series 95-MD4, Class A3, 7.384%, due 08/13/29[2]	850,000	855,532
Banc of America Commercial Mortgage, Inc.,
Series 06-6, Class A4, 5.356%, due 10/10/45	425,000	424,296
Bear Stearns Commercial Mortgage Securities,
Series 00-WF2, Class A2, 7.320%, due 10/15/32	160,000	169,607
Series 05-LXR1, Class G, 6.270%, due 09/15/18[1,2]	500,000	499,571
First Union Commercial Mortgage Securities, Inc.,
Series 97-C2, Class A3, 6.650%, due 11/18/29	81,544	81,627
Greenwich Capital Commercial Funding Corp.,
Series 06-RR1, Class A1, 5.781%, due 03/18/49[1,2]	1,000,000	1,027,656
GS Mortgage Securities Corp., II,
Series 06-CC1, Class A, 5.396%, due 03/21/46[1,2]	1,025,000	1,017,097
Series 06-RR2, Class A1, 5.693%, due 06/23/46[1,2]	875,000	889,518
Host Marriott Pool Trust,
Series 99-HMTA, Class A, 6.980%, due 08/03/15[1]	108,208	110,316
Series 99-HMTA, Class C, 7.730%, due 08/03/15[1]	320,000	337,240
Series 99-HMTA, Class D, 7.970%, due 08/03/15[1]	230,000	243,114
Series 99-HMTA, Class E, 8.070%, due 08/03/15[1]	200,000	211,599
Mach One Trust Commercial Mortgage-Backed,
Series 04-1A, Class A1, 3.890%, due 05/28/40[1]	164,603	162,427
Morgan Stanley Capital I,
Series 03-T11, Class A4, 5.150%, due 06/13/41	820,000	816,016
Salomon Brothers Mortgage Securities VII, Inc.,
Series 00-C1, Class A2, 7.520%, due 12/18/09	250,000	262,439
TIAA Retail Commercial Trust,
Series 01- C1A, Class A2, 6.300%, due 06/19/21[1]	224,092	225,663

Total commercial mortgage-backed securities
(cost $7,496,999)		7,333,718

Mortgage & agency debt securities – 42.54%
Adjustable Rate Mortgage Trust,
Series 06-1, Class 5A1, 6.097%, due 03/25/36[2]	809,755	818,624
Bear Stearns Adjustable Rate Mortgage Trust,
Series 07-3, Class 2A1, 5.650%, due 04/25/47	1,050,000	1,055,906
Bear Stearns Alt-A Trust,
Series 06-2, Class 22A1, 5.985%, due 03/25/36[2]	834,269	843,201
Citicorp Mortgage Securities, Inc.,
Series 94-3, Class A13, 6.500%, due 02/25/24	146,471	145,989
Countrywide Alternative Loan Trust,
Series 04-J8, Class 2A1, 7.000%, due 08/25/34	126,915	128,412
Countrywide Home Loan Mortgage Pass Through Trust,
Series 06-HYB1, Class 1A1, 5.377%, due 03/20/36[2]	664,121	665,365
Credit Suisse First Boston Mortgage Securities Corp.,
Series 01-26, Class 5A1, 7.325%, due 11/25/31[2]	43,834	43,674
Series 02-10, Class 2A1, 7.500%, due 05/25/32	56,089	56,378
Series 03-8, Class 5A1, 6.500%, due 04/25/33	182,429	182,812
Series 05-9, Class 3A1, 6.000%, due 10/25/35	709,339	710,945
Federal Home Loan Bank,
5.000%, due 02/20/09	865,000	866,694
5.000%, due 10/02/09	795,000	797,977
Federal Home Loan Mortgage Corp.,
5.375%, due 12/27/11	835,000	833,919
5.600%, due 10/17/13	670,000	671,215
5.750%, due 06/27/16	505,000	524,003

Federal Home Loan Mortgage Corp., Gold Pools,
# E91473, 5.500%, due 09/01/17	423,314	425,239
# E93969, 5.500%, due 01/01/18	60,496	60,771
# G11567, 5.500%, due 12/01/18	706,207	709,418
# B15816, 5.500%, due 07/01/19	495,103	496,732
# B19364, 5.500%, due 06/01/20	773,667	775,570
# A16827, 5.500%, due 12/01/33	256,722	254,629
# C00742, 6.500%, due 04/01/29	8,208	8,461
# G01038, 6.500%, due 06/01/29	76,575	78,940
# C46104, 6.500%, due 09/01/29	25,849	26,663
# G01717, 6.500%, due 11/01/29	378,359	390,283
# C64704, 6.500%, due 03/01/32	20,320	20,922
# C73458, 6.500%, due 11/01/32	1,198,455	1,231,830
# G01449, 7.000%, due 07/01/32	337,318	351,049
# C00335, 7.500%, due 05/01/24	8,413	8,819
# D66838, 8.000%, due 09/01/25	848	900
# G01184, 8.000%, due 11/01/27	13,119	13,850
Federal Home Loan Mortgage Corp., REMICs,
Series 1595, Class D, 7.000%, due 10/15/13	35,527	35,908
Series 2148, Class ZA, 6.000%, due 04/15/29	353,640	354,007
Series 2532, Class PD, 5.500%, due 06/15/26	287,333	286,866
Series 3114, Class KC, 5.000%, due 02/15/30	1,000,000	975,312
Series 3149, Class PC, 6.000%, due 10/15/31	950,000	969,831
Series 3164, Class NC, 6.000%, due 12/15/32	750,000	765,796
Series 3178, Class MC, 6.000%, due 04/15/32	750,000	763,567
Federal National Mortgage Association,
4.250%, due 08/15/10	770,000	756,810
4.375%, due 03/15/13	1,190,000	1,158,722
5.200%, due 11/08/10	965,000	963,084
6.070%, due 05/12/16	555,000	558,479
6.250%, due 02/01/11	845,000	886,418
Federal National Mortgage Association Pools,
# 783598, 4.747%, due 03/01/35[2]	1,372,522	1,362,161
# 252268, 5.500%, due 01/01/09	7,465	7,441
# 735661, 5.500%, due 12/01/17	605,756	608,738
# 688786, 5.500%, due 02/01/18	427,543	429,648
# 702681, 5.500%, due 07/01/18	418,651	420,560
# 244450, 5.500%, due 11/01/23	65,118	64,824
# 762615, 5.500%, due 12/01/23	700,893	698,932
# 688066, 5.500%, due 03/01/33	302,769	300,327
# 254798, 6.000%, due 06/01/23	9,172	9,321
# 408267, 6.000%, due 03/01/28	19,136	19,428
# 252339, 6.000%, due 03/01/29	24,951	25,331
# 323715, 6.000%, due 05/01/29	11,024	11,192
# 708631, 6.000%, due 06/01/33	102,150	103,370
# 602750, 6.500%, due 08/01/16	238,126	244,088
# 433316, 6.500%, due 08/01/28	11,232	11,589
# 251967, 6.500%, due 09/01/28	5,453	5,626
# 252497, 6.500%, due 06/01/29	217,000	223,765
# 725768, 6.500%, due 12/01/29	1,237,576	1,276,923
# 545079, 6.500%, due 05/01/30	100,021	103,199
# 567838, 6.500%, due 10/01/30	84,994	87,644
# 535926, 6.500%, due 05/01/31	995,414	1,025,821
# 545339, 6.500%, due 11/01/31	21,543	22,190
# 303913, 7.000%, due 05/01/26	10,346	10,795
# 619809, 7.000%, due 11/01/31	25,941	27,035
# 636812, 7.000%, due 04/01/32	48,924	50,982
# 641336, 7.000%, due 04/01/32	26,380	27,490
# 578040, 7.500%, due 05/01/31	16,879	17,654
# 124560, 8.000%, due 11/01/22	2,712	2,866
# 411887, 8.000%, due 09/01/27	5,980	6,335
# 7237, 9.500%, due 11/01/09	35,197	36,454
Federal National Mortgage Association Grantor Trust,
Series 00-T6, Class A1, 7.500%, due 06/25/30	128,447	133,175
Series 01-T5, Class A3, 7.500%, due 06/19/30[2]	62,772	65,302
Series 01-T10, Class A2, 7.500%, due 12/25/41	117,164	121,983
Federal National Mortgage Association Whole Loan,
Series 95-W3, Class A, 9.000%, due 04/25/25	1,809	1,954
Series 03-W6, Class 6A, 6.096%, due 08/25/42[2]	118,534	121,778

Government National Mortgage Association Pools,
# 2687, 6.000%, due 12/20/28	147,924	150,248
# 495814, 6.000%, due 01/15/29	50,839	51,686
# 2713, 6.000%, due 02/20/29	62,871	63,840
# 781148, 6.000%, due 07/15/29	93,139	94,692
# 2794, 6.000%, due 08/20/29	16,723	16,980
# 2807, 6.000%, due 09/20/29	9,118	9,259
# 80354, 6.125%, due 12/20/29[2]	96,893	98,145
# 780615, 6.500%, due 08/15/27	1,177	1,212
# 486873, 6.500%, due 01/15/29	4,026	4,146
# 781029, 6.500%, due 05/15/29	8,026	8,265
# 781463, 6.500%, due 12/15/29	76,589	78,870
# 781276, 6.500%, due 04/15/31	233,481	240,220
# 780204, 7.000%, due 07/15/25	7,975	8,346
# 421828, 7.000%, due 04/15/26	18,490	19,350
# 780584, 7.000%, due 06/15/27	31,390	32,851
# 781332, 8.500%, due 12/15/17	9,198	9,845
# 780953, 9.500%, due 09/15/18	79,013	86,194
GSMPS Mortgage Loan Trust,
Series 01-2, Class A, 7.500%, due 06/19/32[1]	38,851	40,431
JPMorgan Alternative Loan Trust,
Series 06-A4, Class A7, 6.300%, due 09/25/36[2]	750,000	769,421
Merrill Lynch Alternative Note Asset,
Series 07-F1, Class 2A1, 6.000%, due 03/25/37	1,000,000	1,003,437
MLCC Mortgage Investors, Inc.,
Series 03-D, Class XA1, 1.000%, due 08/25/28[2,4,5]	3,007,591	6,932
Series 06-2, Class 4A, 5.797%, due 05/25/36[2]	1,690,859	1,701,763
Morgan Stanley Mortgage Loan Trust,
Series 04-4, Class 2A, 6.418%, due 09/25/34[2]	299,555	304,048
Washington Mutual, Inc.,
Series 02-AR17, Class 1A, 6.183%, due 11/25/42[2]	537,485	539,831
Series 06-AR16, Class 2A1, 5.663%, due 12/25/36[2]	883,577	881,717
Series 07-HY1, Class 3A3, 5.889%, due 02/25/37[2]	1,000,000	995,936

Total mortgage & agency debt securities
(cost $36,636,142)		36,577,576

US government obligations – 21.57%
US Treasury Bonds,
4.500%, due 02/15/36	2,310,000	2,177,896
6.250%, due 08/15/23	1,200,000	1,377,657
8.125%, due 08/15/21	1,010,000	1,344,089
8.750%, due 05/15/17	445,000	588,269
US Treasury Notes,
3.875%, due 02/15/13	105,000	101,419
4.625%, due 10/31/11	7,560,000	7,584,804
4.750%, due 12/31/08	525,000	525,697
5.125%, due 05/15/16	4,690,000	4,849,202

Total US government obligations
(cost $18,596,005)		18,549,033

Total US bonds
(cost $80,121,017)		79,914,843

International bonds – 1.70%
Foreign government bonds – 0.62%
Egypt – 0.62%
Egypt Government Agency for International Development,
4.450%, due 09/15/15
(cost $537,354)	555,000	536,019

International corporate bonds – 1.00%
Canada – 0.15%
Anadarko Finance Co.,
Series B, 6.750%, due 05/01/11	125,000	131,278

Cayman Islands – 0.09%
Transocean, Inc.,
7.500%, due 04/15/31	65,000	74,768

Luxembourg – 0.43%
Telecom Italia Capital SA,
5.250%, due 11/15/13	385,000	373,274

United Kingdom – 0.33%
Abbey National PLC,
7.950%, due 10/26/29	55,000	69,194
Royal Bank of Scotland Group PLC,
9.118%, due 03/31/10[6]	75,000	82,887
SABMiller PLC,
6.500%, due 07/01/16[1]	120,000	126,809

		278,890

Total international corporate bonds
(cost $862,667)		858,210

Sovereign/supranational bond – 0.08%
Pemex Project Funding Master Trust,
8.000%, due 11/15/11
(cost $62,145)	60,000	66,300

Total international bonds
(cost $1,462,166)		1,460,529

Total bonds
(cost $81,583,183)		81,375,372

	Shares

Short-term investments – 5.89%
Other – 2.05%
UBS Supplementary Trust – U.S. Cash Management Prime Fund,
5.41%[7,8]
(cost $1,763,934)	1,763,934	1,763,934

	Face amount

US government obligation – 3.84%
US Treasury Bills,
5.03%, due 05/31/07[9]
(cost $3,297,431)	$3,325,000	3,298,297

Total short-term investments
(cost $5,061,365)		5,062,231

	Number of
	contracts

Options purchased – 0.27%
Call options – 0.12%
5 Year US Treasury Note Futures,
strike @ 105.50, expires May 2007*[10]	151	101,453

Put options – 0.15%
90 Day Euro Futures, strike @
94.25, expires June 2007*[10]	303	1,894
94.63, expires June 2007*[10]	212	3,975
94.75, expires June 2007*[10]	303	54,919
94.75, expires December 2007*[10]	89	14,463
5 Year US Treasury Note Futures,
strike @ 105.50, expires May 2007*[10]	151	58,984

		134,235

Total options purchased
(cost $342,145)		235,688

Total investments – 100.80%
(cost $86,986,693)		86,673,291
Liabilities, in excess of cash and other assets – (0.80)%		(687,503)

Net assets – 100.00%		$85,985,788

Notes to portfolio of investments
Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $86,986,693; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$500,871
Gross unrealized depreciation	(814,273)

Net unrealized depreciation	$(313,402)

*	Non-income producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, the value of these securities amounted to $6,237,945 or 7.25% of net assets.
2	Floating rate security – The interest rate shown is the current rate as of March 31, 2007.
3	Step bond – Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2007. Maturity date disclosed is the ultimate maturity date.
4	Interest only security – This security entitles the holder to receive interest payments from an underlying pool of mortgages. The risk associated with this security is related to the speed of the principal paydowns. High prepayments would result in a smaller amount of interest being received and cause the yield to decrease. Low prepayments would result in a greater amount of interest being received and cause the yield to increase.
5	Security is illiquid. This security amounted to $6,932 or 0.01% of net assets.
6	Perpetual bond security. The maturity date reflects the next call date.
7	Investment in affiliated mutual fund.
8	The rate shown is the effective yield at the date of purchase.
9	Interest rate shown is the discount rate at date of purchase.
10	This security was pledged to cover margin requirements for futures contracts.

GSAMP	Goldman Sachs Mortgage Securities Corp.
GSMPS	Goldman Sachs Mortgage Pass-Through Securities Corp.
MLCC	Merrill Lynch Credit Corp.
REMIC	Real Estate Mortgage Investment Conduit

Futures contracts
UBS U.S. Bond Relationship Fund had the following open futures contracts as of March 31, 2007:

	Expiration			Unrealized
	date	Proceeds	Value	appreciation

US treasury note futures sale contracts:
5 Year US Treasury notes, 24 contracts	June 2007	$2,549,183	$2,539,125	$10,058

The segregated aggregate market value of investments pledged to cover margin requirements for the open futures contracts at March 31, 2007 was $235,688.

Written options

Put options written

	Expiration	Premiums
	date	received	Value

90 Day Euro Futures, 607 contracts, strike @ 94.50	June 2007	$(41,387)	$(3,794)
90 Day Euro Futures, 212 contracts, strike @ 94.38	June 2007	(4,706)	(1,325)
90 Day Euro Futures, 89 contracts, strike @ 94.50	December 2007	(16,438)	(3,894)

		$(62,531)	$(9,013)

Industry diversification
As a percentage of net assets
As of March 31, 2007 (unaudited)[a]

Bonds
US bonds
US corporate bonds
Automobiles	0.62%
Beverages	0.10
Capital markets	1.35
Chemicals	0.19
Commercial banks	1.08
Commercial services & supplies	0.11
Construction materials	0.09
Consumer finance	3.05
Diversified financial services	2.53
Diversified telecommunication services	0.80
Electric utilities	0.45
Food products	0.20
Household durables	0.27
IT services	0.07
Media	0.78
Multi-utilities	0.65
Oil, gas & consumable fuels	0.59
Personal products	0.13
Pharmaceuticals	0.54
Real estate investment trusts (REITs)	0.19
Road & rail	0.13
Thrifts & mortgage finance	1.26
Trading companies & distributors	0.16
Wireless telecommunication services	0.16

Total US corporate bonds	15.50
Asset-backed securities	4.80
Commercial mortgage-backed securities	8.53
Mortgage & agency debt securities	42.54
US government obligations	21.57

Total US bonds	92.94
International bonds
International corporate bonds
Beverages	0.15
Commercial banks	0.18
Diversified telecommunication services	0.43
Energy equipment & services	0.09
Oil, gas & consumable fuels	0.15

Total international corporate bonds	1.00
Foreign government bonds	0.62
Sovereign/supranational bonds	0.08

Total international bonds	1.70

Total bonds	94.64
Short-term investments	5.89
Options purchased	0.27

Total investments	100.80
Liabilities, in excess of cash and other assets	(0.80)

Net assets	100.00%

a Figures represent the industry breakdown of direct investments of the UBS U.S. Bond Relationship Fund. Figures would be different if a breakdown of the underlying investment company's diversification were included.

UBS Cash Management Prime Relationship Fund – Portfolio of investments
March 31, 2007 (unaudited)

	Shares	Value

Short-term investment – 100.00%
Other – 100.00%
UBS Supplementary Trust – U.S. Cash Management Prime Fund, 5.41%[1,2]	632,880,191	$632,880,191

Total investments – 100.00%
(cost $632,880,191)		632,880,191
Cash and other assets, less liabilities – 0.00%[3]		22,286

Net assets – 100.00%		$632,902,477

Notes to portfolio of investments
1	Investment in affiliated mutual fund.
2	The rate shown is the effective yield at the date of purchase.
3	Amount represents less than 0.005%.

UBS U.S. Securitized Mortgage Relationship Fund – Portfolio of investments
March 31, 2007 (unaudited)
	Face
	amount	Value

Bonds – 98.78%
US bonds – 96.95%
Asset-backed securities – 9.15%
Chase Issuance Trust,
Series 07-C1, Class C1, 5.780%, due 04/15/19[1]	$12,000,000	$11,963,520
Compucredit Acquired Portfolio Voltage Master Trust,
Series 06-1A, Class A2, 5.620%, due 09/15/18[1,2]	5,748,772	5,777,516
Conseco Finance,
Series 01-C, Class M2, 6.470%, due 08/15/33[1]	1,348,895	1,352,111
Countrywide Asset-Backed Certificates,
Series 03-SD3, Class A1, 5.740%, due 12/25/32[1,2]	15,651	15,684
Series 04-SD1, Class A1, 5.660%, due 06/25/33[1,2]	451,170	452,511
CS First Boston Mortgage Securities Corp.,
Series 05-AGE1, Class A2, 4.640%, due 02/25/32[3]	7,550,000	7,454,307
First Franklin Mortgage Loan Asset Backed Certificates,
Series 05-FFA, Class M2, 5.475%, due 03/25/25[3]	5,559,000	5,417,801
Series 06-FFA, Class M8, 6.570%, due 09/25/26[1,4]	8,862,000	7,629,739
Series 06-FFA, Class M9, 8.070%, due 09/25/26[1,4]	6,715,000	5,445,247
Series 06-FFB, Class A3, 5.555%, due 12/25/26[3]	10,000,000	10,002,160
Green Tree Financial Corp.,
Series 94-5, Class A5, 8.300%, due 11/15/19	586,664	609,640
Series 96-4, Class A6, 7.400%, due 06/15/27	549,643	573,114
Series 99-1, Class A5, 6.110%, due 09/01/23	8,994,444	9,051,232
Series 99-3, Class A5, 6.160%, due 02/01/31	1,499,937	1,500,084
Series 99-3, Class A6, 6.500%, due 02/01/31	2,185,000	2,189,622
Series 99-4, Class A5, 6.970%, due 05/01/31	2,353,263	2,360,136
GSAMP Trust,
Series 05-S2, Class B2, 6.442%, due 11/25/34[3,4]	1,231,727	1,145,974
Series 06-S2, Class A3, 5.628%, due 01/25/36[3]	16,000,000	15,817,120
Series 06-S6, Class M6, 7.000%, due 10/25/36[3,4]	4,667,000	3,505,197
Home Equity Mortgage Trust,
Series 05-4, Class M1, 5.484%, due 01/25/36[3]	5,000,000	4,970,481
Series 06-3, Class A2, 5.594%, due 09/25/36[1]	4,000,000	4,013,779
Series 06-5, Class M1, 5.640%, due 01/25/37[1]	24,000,000	23,649,425
Indymac Seconds Asset Backed Trust,
Series 06-1, Class A4, 6.166%, due 05/25/36[3]	9,481,000	9,639,799
Irwin Home Equity Corp.,
Series 05-C, Class 1M3, 6.150%, due 04/25/30[3,4]	5,000,000	4,266,000
Terwin Mortgage Trust,
Series 06-1, Class 2M2, 4.250%, due 01/25/37[2,3]	3,500,000	3,074,050
Washington Mutual Master Note Trust,
Series 06-C3A, Class C3A, 5.700%, due 10/15/13[1,2]	17,000,000	16,999,830
Wells Fargo Home Equity Trust,
Series 05-3, Class M8, 6.720%, due 11/25/35[1]	5,260,000	4,737,441
WFS Financial Owner Trust,
Series 04-3, Class D, 4.070%, due 02/17/12	311,999	309,407
Series 05-1, Class D, 4.090%, due 08/17/12	813,654	805,661

Total asset-backed securities
(cost $170,659,145)		164,728,588

Collateralized debt obligations – 2.88%
Ansonia CDO Ltd.,
Series 06-1A, Class G, 7.149%, due 07/28/46[5]	8,752,000	8,856,272
Series 06-1A, Class H, 7.445%, due 07/28/46[5]	6,218,000	6,291,353
Calculus SCRE Trust,
Series 06-8, Class Note, 7.270%, due 10/01/37[1,5]	4,200,000	4,200,000
Commercial Industrial Finance Corp.,
Series 07-1A, Class A3L, 6.135%, due 05/10/21[1,5]	5,400,000	5,400,000
G-Force CDO Ltd.,
Series 06-1A, Class A3, 5.600%, due 09/27/46[5]	12,373,000	12,407,793
Greywolf CLO Ltd.,
Series 07-1A, Class C, 6.088%, due 02/18/21[1,5]	8,900,000	8,757,600

LNR CDO Ltd.,
Series 02-1A, Class EFX, 7.781%, due 07/24/37[5]	5,500,000	5,987,265

Total collateralized debt obligations
(cost $51,736,079)		51,900,283

Commercial mortgage-backed securities – 9.34%
Banc of America Large Loan,
Series 05-ESHA, Class H, 6.420%, due 07/14/20[1,2]	5,500,000	5,488,245
Bear Stearns Commercial Mortgage Securities,
Series 05-LXR1, Class G, 6.270%, due 09/15/18,[1,2]	8,500,000	8,492,702
Series 05-LXR1, Class H, 6.520%, due 09/15/18,[1,2]	7,600,000	7,585,603
Series 07-BBA8, Class MS-2, 5.650%, due 05/20/22	16,040,496	16,040,496
Series 07-BBA8, Class MS-3, 5.700%, due 05/20/22	2,509,503	2,509,503
Commercial Mortgage Pass Through Certificates,
Series 06-CN2A, Class K, 5.570%, due 02/05/19[1,2]	8,500,000	8,362,588
Credit Suisse Mortgage Capital Certificates,
Series 06-TF2A, Class SVE, 5.870%, due 10/15/21[1,2]	15,500,000	15,532,069
First Union Commercial Mortgage Trust,
Series 99-C1, Class C, 6.473%, due 10/15/35[1]	2,500,000	2,630,317
G-Force LLC,
Series 05-RR2, Class A2, 5.158%, due 12/25/39[2]	10,250,000	10,212,523
Greenwich Capital Commercial Funding Corp.,
Series 06-RR1, Class A1, 5.781%, due 03/18/49[1,2]	10,000,000	10,276,563
GS Mortgage Securities Corp., II,
Series 98-GLII, Class D, 6.972%, due 04/13/31[1]	6,000,000	6,105,393
Series 06-CC1, Class A, 5.396%, due 03/21/46[1,2]	19,799,000	19,646,350
Series 06-RR2, Class A1, 5.673%, due 06/23/46[1,2]	14,455,000	14,694,837
Host Marriott Pool Trust,
Series 99-HMTA, Class C, 7.730%, due 08/03/15[2]	5,275,000	5,559,191
Series 99-HMTA, Class D, 7.970%, due 08/03/15[2]	3,460,000	3,657,283
Series 99-HMTA, Class E, 8.070%, due 08/03/15[2]	3,250,000	3,438,478
Morgan Stanley Dean Witter Capital I,
Series 01-TOP1, Class A4, 6.660%, due 02/15/33	5,203,000	5,438,673
Structured Asset Securities Corp.,
Series 07-BHC1, Class A1, 5.700%, due 12/18/49[1,2]	18,000,000	18,196,308
TIAA Retail Commercial Trust,
Series 01- C1A, Class A2, 6.300%, due 06/19/21[2]	448,184	451,327
Wachovia Bank Commercial Mortgage Trust,
Series 02-WHL, Class L, 8.320%, due 03/15/15[1,2]	4,000,000	3,994,226

Total commercial mortgage-backed securities
(cost $168,580,867)		168,312,675

Mortgage & agency debt securities – 70.83%
Adjustable Rate Mortgage Trust,
Series 05-3, Class CB1, 4.853%, due 07/25/35[1]	9,370,591	9,253,397
Series 05-11, Class CB2, 5.436%, due 02/25/36[1]	4,372,142	4,216,472
Series 05-12, Class CB2, 5.717%, due 03/25/36[1]	4,645,272	4,521,768
Series 06-1, Class 5A1, 6.097%, due 03/25/36[1]	15,182,903	15,349,193
American Home Mortgage Investment Trust,
Series 06-1, Class 2M1, 5.300%, due 12/25/35[1]	7,853,178	7,816,600
Banc of America Funding Corp.,
Series 02-K, Class 1A1, 6.397%, due 10/20/32[1]	2,507,402	2,524,358
Series 06-7, Class 1B1, 6.250%, due 09/25/36	6,004,305	6,136,774
Series 06-7, Class 1B2, 6.250%, due 09/25/36	1,832,379	1,846,474
Series 06-7, Class 1B3, 6.250%, due 09/25/36	999,389	970,311
Series 06-H, Class 4A2, 5.888%, due 09/20/46[1]	25,792,000	26,098,497
Series 06-I, Class 5A2, 5.750%, due 10/20/46[1]	18,485,000	18,347,548
Series 06-J, Class 5A2, 5.727%, due 01/20/47[1]	5,000,000	4,976,304
Series 06-R2, Class A2, 6.059%, due 07/28/46[1,2]	10,000,000	10,047,911
Series 07-B, Class LCF, 5.760%, due 05/20/36	15,825,000	15,910,858
Bank of America Alternative Loan Trust,
Series 04-10, Class 2CB1, 6.000%, due 11/25/34	3,188,771	3,197,413
Series 05-8, Class 2CB1, 6.000%, due 09/25/35	10,835,608	10,890,954
Bear Stearns Adjustable Rate Mortgage Trust,
Series 05-1, Class B1, 4.868%, due 03/25/35[1]	7,834,746	7,728,378
Series 05-3, Class B1, 5.130%, due 06/25/35[1]	7,049,034	6,960,226
Series 07-3, Class 2A1, 5.650%, due 04/25/47	20,000,000	20,112,500

Bear Stearns Alt-A Trust,
Series 05-2, Class 2B2, 5.225%, due 04/25/35[1]	6,171,750	6,077,106
Series 06-2, Class 22A1, 5.985%, due 03/25/36[1]	14,203,427	14,355,490
Chase Mortgage Finance Corp.,
Series 07-S2, Class B2, 5.869%, due 03/25/37[1]	1,525,200	1,423,500
Series 07-S2, Class M, 5.869%, due 03/25/37	7,930,900	7,796,075
Citicorp Mortgage Securities, Inc.,
Series 94-3, Class A13, 6.500%, due 02/25/24	63,599	63,390
Series 06-5, Class B2, 5.915%, due 10/25/36[1]	2,798,243	2,736,157
Series 06-5, Class B3, 5.915%, due 10/25/36[1]	1,678,747	1,564,907
Citigroup Mortgage Loan Trust, Inc.,
Series 07-AR4, Class 1B3, 6.112%, due 03/25/37[1]	3,571,000	3,479,493
Series 07-ARA, Class 2B1, 5.760%, due 03/25/37[1]	6,929,000	6,950,653
Countrywide Alternative Loan Trust,
Series 04-J8, Class 2A1, 7.000%, due 08/25/34	2,383,532	2,411,645
Series 04-J10, Class 4CB1, 6.500%, due 10/25/34	4,487,019	4,550,571
Series 04-J11, Class 3A1, 7.250%, due 08/25/32	1,453,922	1,473,972
Series 05-J2, Class 2A1, 7.500%, due 12/25/34	1,885,835	1,905,439
Series 06-19CB, Class A24, 6.000%, due 08/25/36	6,716,926	6,761,645
Series 06-45T1, Class M1, 6.000%, due 02/25/37	3,012,970	2,981,164
Series 06-45T1, Class M3, 6.000%, due 02/25/37	2,690	2,638
Series 06-5T2, Class A3, 6.000%, due 04/25/36	1,207,788	1,219,265
Countrywide Home Loan Mortgage Pass Through Trust,
Series 06-13, Class B1, 6.250%, due 09/25/36	1,126,765	1,120,890
Series 06-16, Class M1, 6.250%, due 11/25/36[1]	5,978,701	6,087,489
Series 06-17, Class M, 6.000%, due 12/25/36	12,205,888	12,225,332
Series 06-18, Class M, 6.000%, due 12/25/36	12,183,284	12,110,252
Series 06-19, Class B1, 6.000%, due 01/25/37	7,469,715	7,318,445
Series 06-19, Class B2, 6.000%, due 01/25/37	3,734,858	3,327,119
Series 06-19, Class M, 6.000%, due 01/25/37	19,280,703	19,164,903
Series 06-HYB1, Class 1A1, 5.377%, due 03/20/36[1]	30,783,953	30,841,642
Credit Suisse Mortgage Capital Certificates,
Series 06-2, Class 3A1, 6.500%, due 03/25/36	14,368,668	14,616,002
Series 06-2, Class CB3, 5.857%, due 03/25/36[1]	1,103,876	1,016,297
Series 06-4, Class 8A1, 7.000%, due 05/25/36	12,594,370	12,761,302
CS First Boston Mortgage Securities Corp.,
Series 01-26, Class 5A1, 7.325%, due 11/25/31[1]	745,756	743,026
Series 02-10, Class 2A1, 7.500%, due 05/25/32	3,173,856	3,190,218
Series 03-8, Class 5A1, 6.500%, due 04/25/33	2,200,269	2,204,888
Series 03-27, Class 9A1, 7.000%, due 11/25/33	1,829,534	1,873,112
Series 05-8, Class 8A1, 7.000%, due 09/25/35	10,594,022	10,835,704
Series 05-9, Class 3A1, 6.000%, due 10/25/35	2,979,224	2,985,969
Series 05-10, Class 10A3, 6.000%, due 11/25/35	2,171,498	2,196,453
Series 05-11, Class 1A1, 6.500%, due 12/25/35	9,605,469	9,731,541
Series 05-11, Class 4A1, 7.000%, due 12/25/35	9,526,409	9,674,228
Series 05-12, Class 1A1, 6.500%, due 01/25/36	11,540,542	11,712,275
Federal Home Loan Mortgage Corp.,
# 1G1641, 5.388%, due 03/01/37[1]	18,583,237	18,959,394
# 846752, 7.182%, due 03/01/30[1]	938,852	954,241
Federal Home Loan Mortgage Corp. Structured Pass Through Securities, REMIC,
Series T-42, Class A5, 7.500%, due 02/25/42	3,781,607	3,937,645
Federal Home Loan Mortgage Corp. Gold Pools,
# E01253, 5.500%, due 12/01/17	363,479	365,132
# E93969, 5.500%, due 01/01/18	209,846	210,800
# E01345, 5.500%, due 04/01/18	175,210	175,963
# B19364, 5.500%, due 06/01/20	386,834	387,785
# E73953, 6.000%, due 12/01/13	826,341	841,825
# G11429, 6.000%, due 12/01/17	176,458	179,665
# C00730, 6.000%, due 03/01/29	177,945	180,693
# G01457, 6.000%, due 08/01/29	5,050,574	5,130,038
# C56030, 6.000%, due 03/01/31	26,057	26,460
# C64976, 6.000%, due 03/01/32	1,933,653	1,961,138
# C55783, 6.500%, due 01/01/29	579,999	598,278
# C00712, 6.500%, due 02/01/29	9,299,543	9,592,365
# C00742, 6.500%, due 04/01/29	6,688	6,894
# G01038, 6.500%, due 06/01/29	843,515	869,569
# C52552, 6.500%, due 07/01/29	1,124,266	1,159,699
# C46104, 6.500%, due 09/01/29	2,015,559	2,079,018
# G01717, 6.500%, due 11/01/29	297,282	306,651
# C64678, 6.500%, due 03/01/32	3,740,381	3,851,127
# C01404, 6.500%, due 10/01/32	4,926,016	5,063,198
# C73458, 6.500%, due 11/01/32	264,401	271,765
# G10690, 7.000%, due 07/01/12	285,293	294,102
# G01391, 7.000%, due 04/01/32	2,118,597	2,204,840
# G01449, 7.000%, due 07/01/32	3,245,405	3,377,518

# A42769, 7.000%, due 02/01/36	1,746,314	1,800,442
# G10247, 7.500%, due 08/01/09	10,390	10,485
# E20253, 7.500%, due 07/01/11	354,266	363,477
# G00194, 7.500%, due 02/01/24	1,071,586	1,122,415
# C00335, 7.500%, due 05/01/24	892,146	935,094
# C00410, 8.000%, due 07/01/25	132,228	139,605
# G01184, 8.000%, due 11/01/27	132,411	139,798
# C37436, 8.000%, due 01/01/30	39,676	41,799
# G01715, 8.000%, due 02/01/34	2,320,312	2,444,479
Federal Home Loan Mortgage Corp., REMICs,
Series 1595, Class D, 7.000%, due 10/15/13	137,433	138,909
Series 2148, Class ZA, 6.000%, due 04/15/29	6,820,204	6,827,276
Series 2178, Class PB, 7.000%, due 08/15/29	2,341,825	2,406,154
Series 2297, Class NB, 6.000%, due 03/15/16	223,972	227,542
Series 2426, Class GH, 6.000%, due 08/15/30	1,296,680	1,298,849
Series 2430, Class UC, 6.000%, due 09/15/16	1,167,360	1,176,778
Series 2978, Class JD, 5.500%, due 08/15/31	11,000,000	11,023,814
Series 3036, Class NC, 5.000%, due 03/15/31	10,581,000	10,377,047
Series 3062, Class HD, 5.000%, due 06/15/31	11,000,000	10,774,964
Series 3067, Class PH, 5.500%, due 05/15/29	5,000,000	5,025,668
Series 3081, Class CN, 5.500%, due 09/15/30	9,571,000	9,567,792
Series 3114, Class KC, 5.000%, due 02/15/30	18,000,000	17,555,609
Series 3149, Class PC, 6.000%, due 10/15/31	13,141,000	13,415,317
Series 3164, Class NC, 6.000%, due 12/15/32	18,270,000	18,654,803
Series 3192, Class GC, 6.000%, due 01/15/33	21,331,772	21,727,237
Federal National Mortgage Association Pools,
# 783598, 4.747%, due 03/01/35[1]	341,204	338,628
# 815611, 4.876%, due 05/01/35[1]	496,697	495,391
# 254977, 5.000%, due 10/01/10	689,550	690,472
# 735407, 5.000%, due 04/01/20	18,989,928	18,756,181
# 823385, 5.007%, due 06/01/35[1]	352,568	352,952
# 254589, 5.500%, due 01/01/23	3,427,473	3,418,406
# 254634, 5.500%, due 02/01/23	7,454,787	7,433,927
# 244450, 5.500%, due 11/01/23	156,924	156,216
# 255182, 5.500%, due 04/01/24	4,771,793	4,755,624
# 659402, 5.500%, due 12/01/32	7,167,145	7,109,330
# 555591, 5.500%, due 07/01/33	8,118,839	8,052,311
# 747371, 5.500%, due 10/01/33	3,844,831	3,813,325
# 802481, 5.500%, due 11/01/34	4,017,610	3,982,360
# 254274, 6.000%, due 03/01/12	887,189	906,131
# 254403, 6.000%, due 08/01/17	65,367	66,531
# 555412, 6.000%, due 04/01/18	1,753,541	1,785,347
# 252209, 6.000%, due 02/01/19	2,166,936	2,209,366
# 804863, 6.000%, due 01/01/20	2,605,574	2,649,416
# 809442, 6.000%, due 02/01/20	1,562,420	1,588,710
# 629268, 6.000%, due 02/01/22	1,717,604	1,746,553
# 254798, 6.000%, due 06/01/23	1,723,759	1,751,696
# 190607, 6.000%, due 01/01/24	1,640,693	1,660,291
# 408267, 6.000%, due 03/01/28	1,267,887	1,287,215
# 252161, 6.000%, due 12/01/28	641,609	651,390
# 252339, 6.000%, due 03/01/29	894,261	907,893
# 252340, 6.000%, due 04/01/29	1,708,742	1,733,874
# 323715, 6.000%, due 05/01/29	850,214	863,175
# 522564, 6.000%, due 07/01/29	2,662,958	2,703,432
# 545061, 6.000%, due 12/01/29	4,221,717	4,286,075
# 708631, 6.000%, due 06/01/33	72,965	73,836
# 799512, 6.000%, due 11/01/34	6,167,497	6,229,660
# 807964, 6.000%, due 01/01/35	3,845,356	3,884,114
# 535059, 6.500%, due 12/01/14	1,925,442	1,973,227
# 323698, 6.500%, due 04/01/16	937,968	965,211
# 602750, 6.500%, due 08/01/16	118,285	121,246
# 652185, 6.500%, due 06/01/17	2,321,991	2,379,389
# 754422, 6.500%, due 10/01/18	281,677	284,209
# 576771, 6.500%, due 10/01/27	2,812,682	2,890,880
# 415959, 6.500%, due 08/01/28	944,354	974,356
# 251967, 6.500%, due 09/01/28	55,823	57,597
# 252162, 6.500%, due 12/01/28	2,593,751	2,676,156
# 323569, 6.500%, due 01/01/29	476,597	489,847
# 252342, 6.500%, due 04/01/29	2,676,563	2,760,883
# 252497, 6.500%, due 06/01/29	2,717,069	2,801,771
# 252645, 6.500%, due 08/01/29	1,297,643	1,338,096
# 725768, 6.500%, due 12/01/29	10,186,436	10,510,301
# 545079, 6.500%, due 05/01/30	90,019	92,879
# 567838, 6.500%, due 10/01/30	1,749,508	1,804,047
# 253889, 6.500%, due 07/01/31	134,649	138,693
# 545339, 6.500%, due 11/01/31	63,077	64,971

# 630354, 6.500%, due 04/01/32	4,999,810	5,140,406
# 675469, 7.000%, due 04/01/18	160,088	161,706
# 303913, 7.000%, due 05/01/26	673,186	702,381
# 253824, 7.000%, due 03/01/31	271,219	282,982
# 619809, 7.000%, due 11/01/31	1,215,934	1,267,197
# 636812, 7.000%, due 04/01/32	3,325,151	3,465,066
# 643782, 7.000%, due 06/01/32	763,943	788,023
# 754499, 7.000%, due 10/01/33	1,050,669	1,081,554
# 754504, 7.000%, due 01/01/34	891,957	919,292
# 303816, 7.500%, due 03/01/16	371,205	390,488
# 366875, 7.500%, due 02/01/27	521,306	546,802
# 578040, 7.500%, due 05/01/31	191,290	200,080
# 124560, 8.000%, due 11/01/22	449,553	474,983
# 7237, 9.500%, due 11/01/09	403,730	418,153
Federal National Mortgage Association Grantor Trust,
Series 00-T6, Class A1, 7.500%, due 06/25/30	953,441	988,538
Series 01-T3, Class A1, 7.500%, due 11/25/40	288,284	296,464
Series 01-T4, Class A1, 7.500%, due 07/25/41	2,244,961	2,331,519
Series 01-T5, Class A3 , 7.500%, due 06/19/30[1]	1,764,254	1,835,371
Series 01-T10, Class A2, 7.500%, due 12/25/41	3,535,381	3,680,771
Series 02-T19, Class A1, 6.500%, due 07/25/42	1,176,191	1,204,588
Federal National Mortgage Association Whole Loan,
Series 95-W3, Class A, 9.000%, due 04/25/25	233,241	251,921
Series 01-W3, Class A, 7.000%, due 09/25/41	2,469,629	2,536,791
Series 02-W1, Class 2A, 7.500%, due 02/25/42	373,025	387,923
Series 03-W6, Class 6A , 6.096%, due 08/25/42[1]	1,565,814	1,608,669
Series 04-W1, Class 3A, 5.930%, due 01/25/43[1]	2,119,109	2,145,173
Series 04-W8, Class 3A, 7.500%, due 06/25/44	3,254,497	3,412,914
Series 04-W12, Class 1A3, 7.000%, due 07/25/44	1,898,096	1,970,980
Series 04-W15, Class 1A3, 7.000%, due 08/25/44	1,942,441	2,022,292
Federal National Mortgage Association, REMICs,
Series 93-106, Class Z, 7.000%, due 06/25/13	94,495	97,671
Series 98-73, Class MZ, 6.300%, due 10/17/38	7,724,207	8,085,945
Series 05-109, Class PB, 6.000%, due 01/25/34	12,000,000	12,270,622
First Horizon Alternative Mortgage Securities,
Series 04-AA3, Class A1, 5.304%, due 09/25/34[1]	3,016,647	3,032,342
First Horizon Asset Securities, Inc.,
Series 04-FL1, Class 1A1, 5.590%, due 02/25/35[1]	495,780	496,145
GMAC Mortgage Corp. Loan Trust,
Series 06-AR2, Class 3A1, 6.103%, due 05/19/36[1]	14,439,289	14,726,837
GMAC Mortgage Corp.,
Series 1982, Class 7, 11.625%, due 10/01/12[4,6]	12,700	12,700
Government National Mortgage Association Pools,
# 2643, 6.000%, due 09/20/28	428,728	435,463
# 2671, 6.000%, due 11/20/28	144,640	146,912
# 2687, 6.000%, due 12/20/28	74,425	75,594
# 495814, 6.000%, due 01/15/29	32,537	33,079
# 2713, 6.000%, due 02/20/29	1,938,602	1,968,501
# 2740, 6.000%, due 04/20/29	347,431	352,789
# 2753, 6.000%, due 05/20/29	2,173,719	2,207,244
# 2766, 6.000%, due 06/20/29	163,573	166,096
# 781148, 6.000%, due 07/15/29	2,375,266	2,414,869
# 2794, 6.000%, due 08/20/29	130,365	132,375
# 2807, 6.000%, due 09/20/29	389,943	395,956
# 403384, 6.000%, due 08/20/33	2,093,514	2,122,739
# 508540, 6.000%, due 02/20/34	2,689,339	2,719,686
# 80329, 6.125%, due 10/20/29[1]	20,935	21,205
# 80354, 6.125%, due 12/20/29[1]	44,674	45,251
# 780886, 6.500%, due 10/15/24	739,100	759,562
# 780615, 6.500%, due 08/15/27	158,560	163,293
# 780680, 6.500%, due 11/15/27	1,170,680	1,205,622
# 780734, 6.500%, due 03/15/28	50,971	52,492
# 474676, 6.500%, due 10/15/28	798,908	822,740
# 482837, 6.500%, due 11/15/28	294,892	303,689
# 486873, 6.500%, due 01/15/29	36,486	37,573
# 781029, 6.500%, due 05/15/29	715,842	737,155
# 781463, 6.500%, due 12/15/29	50,564	52,069
# 781276, 6.500%, due 04/15/31	931,932	958,829
# 589498, 6.500%, due 09/15/32	359,514	369,557
# 780529, 7.000%, due 03/15/12	573,387	592,611
# 780204, 7.000%, due 07/15/25	1,064,900	1,114,409
# 421828, 7.000%, due 04/15/26	295,129	308,855
# 780584, 7.000%, due 06/15/27	57,705	60,391
# 2796, 7.000%, due 08/20/29	354,005	369,135
# 485611, 7.000%, due 07/15/31	438,528	458,567

# 780580, 7.500%, due 06/15/27	86,486	90,373
# 780520, 8.000%, due 09/15/17	1,265,421	1,336,099
# 781009, 8.000%, due 11/15/20	244,130	258,989
# 338523, 8.000%, due 12/15/22	50,194	53,291
# 780871, 8.000%, due 12/15/23	197,903	209,651
# 780339, 8.000%, due 12/15/23	56,874	60,250
# 781332, 8.500%, due 12/15/17	1,221,952	1,307,904
Government National Mortgage Association, REMIC,
Series 02-23, Class PD, 6.500%, due 06/16/31	656,747	658,853
GSMPS Loan Trust,
Series 04-4, Class 1AF, 5.720%, due 06/25/34[1,2]	4,022,274	4,044,273
GSMPS Mortgage Loan Trust,
Series 01-2, Class A, 7.500%, due 06/19/32[2]	386,025	401,726
GSR Mortgage Loan Trust,
Series 05-4F, Class 3A1, 6.500%, due 04/25/20	6,702,413	6,930,006
Homebanc Mortgage Trust,
Series 04-1, Class 2A, 5.750%, due 08/25/29[1]	1,561,021	1,561,947
Indymac Index Mortgage Loan Trust,
Series 04-AR4, Class B1, 4.709%, due 08/25/34[1]	9,166,209	9,019,137
Series 05-AR1, Class B1, 5.281%, due 03/25/35[1]	7,921,388	7,987,910
Series 05-AR3, Class B1, 5.421%, due 04/25/35[1]	7,481,064	7,550,798
Series 06-AR25, Class B1, 6.297%, due 09/25/36[1]	5,981,745	6,061,291
JPMorgan Alternative Loan Trust,
Series 05-S1, Class 1A10, 6.500%, due 12/25/35	3,229,077	3,285,783
Series 05-S1, Class 1A5, 6.000%, due 12/25/35	4,893,102	4,916,068
Series 06-A4, Class A7, 6.300%, due 09/25/36[1]	14,000,000	14,362,534
Series 06-S1, Class 1A19, 6.500%, due 03/25/36	11,713,155	11,919,086
Lehman Mortgage Trust,
Series 06-1, Class 3A5, 5.500%, due 02/25/36	6,942,000	6,851,653
Lehman XS Trust,
Series 05-8, Class 2A3, 6.000%, due 12/25/35[3]	16,000,000	15,951,085
Merrill Lynch Mortgage Investors, Inc.,
Series 06-F1, Class M1, 6.000%, due 04/25/36	3,711,028	3,688,640
MLCC Mortgage Investors, Inc.,
Series 03-D, Class XA1, 1.000%, due 08/25/28[1,4,7]	62,392,276	143,795
Series 06-2, Class 4A, 5.797%, due 05/25/36[1]	18,023,670	18,139,896
Morgan Stanley Mortgage Loan Trust,
Series 04-4, Class 2A, 6.418%, due 09/25/34[1]	5,117,399	5,194,160
Series 06-1AR, Class 2A, 6.039%, due 02/25/36[1]	11,368,817	11,559,069
Series 06-7, Class 4A4, 6.000%, due 06/25/36	6,327,347	6,393,059
RAAC Series,
Series 04-SP2, Class A1, 6.012%, due 01/25/17[1]	4,215,681	4,272,054
Residential Accredit Loans, Inc.,
Series 03-QS17, Class NB2, 8.000%, due 09/25/33	1,860,539	1,941,971
Series 06-QS5, Class A6, 6.000%, due 05/25/36	6,000,000	6,065,083
Residential Funding Mortgage Securities I,
Series 05-SA2, Class M1, 4.980%, due 06/25/35[1]	6,233,772	6,200,701
Series 06-S9, Class M1, 6.250%, due 09/25/36	4,976,433	5,078,549
Series 06-S9, Class M2, 6.250%, due 09/25/36	2,641,391	2,640,134
Structured Adjustable Rate Mortgage Loan Trust,
Series 05-7, Class B11, 5.442%, due 04/25/35[1]	8,967,731	8,962,051
Series 05-11, Class B1, 5.416%, due 05/25/35[1]	9,946,240	9,927,060
Series 06-5, Class 5A3, 5.574%, due 06/25/36[1]	5,750,000	5,702,453
Series 06-5, Class B1I , 6.402%, due 06/25/36[1]	1,506,560	1,540,908
Series 06-5, Class B2I, 6.402%, due 06/25/36[1]	2,646,470	2,664,349
Series 06-8, Class 3A5, 5.738%, due 09/25/36[1]	15,000,000	14,962,440
Series 06-10, Class B1I, 6.241%, due 11/25/36[1]	5,914,819	6,017,180
Series 06-10, Class B2I, 6.241%, due 11/25/36[1]	2,285,157	2,305,557
Series 06-10, Class B3I, 6.241%, due 11/25/36[1]	1,747,356	1,714,226
Structured Asset Securities Corp.,
Series 02-23XS, Class A7, 6.080%, due 11/25/32[3]	17,391,000	17,266,780
Series 04-5H, Class A3, 5.500%, due 12/25/33	10,000,000	9,968,954
Series 04-20, Class 4A1, 6.000%, due 11/25/34	5,645,020	5,648,625
TBW Mortgage Backed Pass Through Certificates,
Series 06-1, Class 6A1, 6.500%, due 04/25/36	12,133,158	12,344,459
Series 06-2, Class 7A1, 7.000%, due 07/25/36	2,375,245	2,451,648
Vendee Mortgage Trust,
Series 98-2, Class 1G, 6.750%, due 06/15/28	677,583	695,589
Washington Mutual MSC Mortgage Pass-Through Certificates,
Series 02-MS6, Class 3A1, 6.500%, due 09/25/32	136,190	135,561

Washington Mutual, Inc.,
Series 02-AR17, Class 1A, 6.183%, due 11/25/42[1]	11,000,717	11,048,736
Series 06-AR16, Class 3A3, 5.701%, due 12/25/36[1]	30,000,000	29,934,480
Series 06-AR8, Class 1A1, 5.918%, due 08/25/46[1]	3,656,721	3,662,922
Wells Fargo Alternative Loan Trust,
Series 07-PA1, Class B2, 6.250%, due 03/25/37	6,508,187	6,557,507
Series 07-PA1, Class B3, 6.250%, due 03/25/37	5,062,034	4,748,030
Wells Fargo Mortgage Backed Securities Trust,
Series 03-18, Class A2, 5.250%, due 12/25/33	3,327,383	3,214,981
Series 05-14, Class 2B1, 5.500%, due 12/25/35	6,999,996	6,746,632
Series 05-AR5, Class B1, 5.045%, due 04/25/35[1]	7,713,130	7,565,830
Series 06-12, Class B1, 6.000%, due 10/25/36	10,713,735	10,714,229
Series 06-18, Class B1, 6.000%, due 12/25/36	20,964,391	21,137,274
Series 06-AR19, Class A6, 5.730%, due 12/25/36[1]	43,979,000	43,868,877

Total mortgage & agency debt securities
(cost $1,278,170,696)		1,275,723,629

Stripped mortgage-backed securities – 4.75%
Federal Home Loan Mortgage Corp. Interest Strips,
4.500%, due 10/01/35[4,7]	9,723,163	2,467,595
6.500%, due 08/01/28[4,7]	2,826,941	706,236
6.500%, due 06/01/31[4,7]	3,321,232	753,101
Federal Home Loan Mortgage Corp. Principal Strips,
0.000%, due 01/01/32[4,8,10]	2,463,175	1,947,051
0.000%, due 11/01/33[4,8,10]	8,436,059	6,136,368
0.000%, due 02/01/35[4,8,10]	7,512,196	5,883,386
Federal Home Loan Mortgage Corp., REMICs,
Series 2773, Class EW, 4.500%, due 05/15/10[4,7]	980,595	2,720
Series 3005, Class U1, 0.750%, due 06/15/31[4,7]	22,300,485	501,707
Series 3033, Class OI, 5.500%, due 10/15/22[4,7]	6,127,873	257,193
Federal National Mortgage Association Interest Strips,
5.000%, due 08/01/35[4,7]	16,479,791	3,868,574
5.500%, due 02/01/33[4,7]	21,195,854	4,837,789
5.500%, due 02/01/36[4,7]	10,032,877	2,325,825
6.000%, due 05/01/29[4,7]	7,657,477	1,676,916
6.000%, due 10/01/35[1,4,7]	2,072,776	448,757
6.000%, due 10/01/35[4,7]	5,272,857	1,115,066
6.500%, due 11/01/31[4,7]	1,216,984	276,446
6.500%, due 10/01/35[1,4,7]	2,350,196	516,892
6.500%, due 10/01/35[4,7]	2,663,467	584,267
Federal National Mortgage Association Principal Strips,
0.000%, due 02/01/32[4,8,10]	2,458,216	1,934,898
0.000%, due 04/01/32[4,8,10]	2,219,334	1,746,406
0.000%, due 07/01/32[4,8,10]	2,602,424	2,052,606
0.000%, due 01/01/33[4,8,10]	12,488,803	9,536,694
0.000%, due 09/01/33[4,8,10]	15,753,317	11,545,885
0.000%, due 12/01/33[4,8,10]	4,893,651	3,814,473
0.000%, due 03/01/34[4,8,10]	6,074,916	4,644,314
0.000%, due 08/01/34[4,8,10]	9,625,230	7,330,195
Federal National Mortgage Association, REMICs,
Series 03-14, Class BI, 6.000%, due 10/25/14[4,7]	1,205,264	80,646
Series 03-22, Class MI, 6.500%, due 04/25/33[4,7]	3,452,287	781,383
Series 03-44, Class IO, 6.500%, due 06/25/33[4,7]	4,804,714	1,099,028
Series 05-56, Class PO, due 07/25/35[4,8]	2,780,565	2,177,890
Series 05-86, Class AI, 6.000%, due 10/25/35[4,7]	9,080,117	2,044,296
MLCC Mortgage Investors, Inc.,
Series 04-E, Class XA, 1.282%, due 11/25/29[1,4,7]	68,446,305	756,653
Sequoia Mortgage Trust,
Series 04-11, Class XAI, 0.932%, due 12/20/34[1,4,7]	45,065,011	591,478
Structured Adjustable Rate Mortgage Loan Trust,
Series 05-17, Class 4AX, 5.500%, due 08/25/35[4,7]	5,036,443	744,449
Structured Asset Mortgage Investments, Inc.,
Series 04-AR8, Class X1, 1.183%, due 05/19/35[1,4,7]	42,164,816	349,167

Total stripped mortgage-backed securities
(cost $92,568,434)		85,536,350

Total US bonds
(cost $1,761,715,221)		1,746,201,525

International bonds – 1.83%
International collateralized debt obligations – 0.78%
Cayman Islands – 0.78%
Black Diamond CLO Ltd.,
Series 06-1A, Class D, 6.741%, due 04/29/19[1,5]	9,000,000	9,000,000
Preferred Term Securities XXV Ltd.,
6.200%, due 06/22/37[1,5]	5,000,000	4,996,875

Total international collateralized debt obligation
(cost $14,000,000)		13,996,875

International mortgage & agency debt securities – 1.05%
United Kingdom – 1.05%
Arkle Master Issuer PLC,
Series 06-1A, Class 4C, 5.840%, due 02/17/52[1,2]	7,500,000	7,500,000
Mound Financing PLC,
Series 4A, Class 2C, 5.940%, due 02/08/42[1,2]	7,500,000	7,522,103
Paragon Mortgages PLC,
Series 7A, Class B1A, 6.110%, due 05/15/43[1,2]	3,910,000	3,914,184

Total international mortgage & agency debt securities
(cost $18,910,196)		18,936,287

Total international bonds
(cost $32,910,196)		32,933,162

Total bonds
(cost $1,794,625,417)		1,779,134,687

	Shares

Short-term investment – 2.49%
Other – 2.49%
UBS Supplementary Trust – U.S. Cash Management Prime Fund, 5.41%[9,10]
(cost $44,862,238)	44,862,238	44,862,238

Total investments – 101.27%
(cost $1,839,487,655)		1,823,996,925
Liabilities, in excess of cash and other assets – (1.27)%		(22,850,072)

Net assets – 100.00%		$1,801,146,853

Notes to portfolio of investments
Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $1,839,487,655; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$13,401,480
Gross unrealized depreciation	(28,892,210)

Net unrealized depreciation	$(15,490,730)

1	Floating rate security – The interest rate shown is the current rate as of March 31, 2007.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, the value of these securities amounted to $195,338,081 or 10.85% of net assets.
3	Step bond – Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2007. Maturity date disclosed is the ultimate maturity date.
4	Security is illiquid. These securities amounted to $107,685,002 or 5.98% of net assets.
5	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, that represent $65,897,158 or 3.66% of net assets as of March 31, 2007 are considered illiquid and restricted.
6	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. At March 31, 2007, the value of this security amounted to $12,700 or 0.00% of net assets.
7	Interest only security – This security entitles the holder to receive interest payments from an underlying pool of mortgages. The risk associated with this security is related to the speed of the principal paydowns. High prepayments would result in a smaller amount of interest being received and cause the yield to decrease. Low prepayments would result in a greater amount of interest being received and cause the yield to increase.
8	Principal only security – This security entitles the holder to receive principal payments from an underlying pool of assets. High prepayments return principal faster than expected and cause the yield to increase. Low prepayments return principal slower than expected and cause the yield to decrease.
9	Investment in affiliated mutual fund.
10	The rate shown is the effective yield at the date of purchase.

CDO	Collateralized debt obligations
CLO	Collateralized loan obligations
GMAC	General Motors Acceptance Corp.
GS	Goldman Sachs
GSAMP	Goldman Sachs Mortgage Securities Corp.
GSMPS	Goldman Sachs Mortgage Pass-Through Securities Corp.
GSR	Goldman Sachs Residential
MLCC	Merrill Lynch Credit Corp.
RAAC	Redevelopment Authority of Allegheny County
REMIC	Real Estate Mortgage Investment Conduits
STRIPS	Bonds that can be subdivided into a series of zero-coupon bonds.

Industry diversification
As a percentage of net assets
As of March 31, 2007 (unaudited)[a]

Bonds
US bonds
Asset-backed securities	9.15%
Collateralized debt obligations	2.88
Commercial mortgage-backed securities	9.34
Mortgage & agency debt securities	70.83
Stripped mortgage-backed securities	4.75

Total US bonds	96.95
International bonds
International collateralized debt obligations	0.78
International mortgage & agency debt securities	1.05

Total international bonds	1.83
Total bonds	98.78
Short-term investment	2.49

Total investments	101.27
Liabilities, in excess of cash and other assets	(1.27)

Net assets	100.00%

a Figures represent the industry breakdown of direct investments of the UBS U.S. Securitized Mortgage Relationship Fund. Figures would be different if a breakdown of the underlying investment company's diversification were included.

Restricted securities					03/31/07
			Acquisition cost	03/31/07	Market value as
	Acquisition	Acquisition	as a percentage	Market	a percentage of
Securities	dates	cost	of net assets	value	net assets

Ansonia CDO Ltd.,
Series 06-1A, Class G, 7.149%, due 07/28/46	10/25/06	$8,706,780	0.48%	$8,856,272	0.48%
Ansonia CDO Ltd.,
Series 06-1A, Class H, 7.445%, due 07/28/46	10/25/06	6,217,796	0.35	6,291,353	0.35
Black Diamond CLO Ltd.,
Series 06-1A, Class D, 6.741%, due 04/29/19	12/22/06	9,000,000	0.50	9,000,000	0.50
Calculus SCRE Trust,
Series 06-8, Class Note, 7.270%, due 10/01/37	09/08/06	4,200,000	0.23	4,200,000	0.23
Commercial Industrial Finance Corp.,
Series 07-1A, Class A3L, 6.135%, due 05/10/21	01/26/07	5,400,000	0.30	5,400,000	0.30
G-Force CDO Ltd.,
Series 06-1A, Class A3, 5.600%, due 09/27/46	08/03/06	10,017,949	0.56	10,191,578	0.57
G-Force CDO Ltd.,
Series 06-1A, Class A3, 5.600%, due 09/27/46	09/07/06	1,207,211	0.07	1,213,403	0.07
G-Force CDO Ltd.,
Series 06-1A, Class A3, 5.600%, due 09/27/46	12/21/06	1,008,890	0.06	1,002,812	0.06
Greywolf CLO Ltd.,
Series 07-1A, Class C, 6.087%, due 02/18/21	12/12/06	8,900,000	0.49	8,757,600	0.49
LNR CDO Ltd.,
Series 02-1A, Class EFX, 7.781%, due 07/24/37	12/01/06	6,077,453	0.34	5,987,265	0.33
Preferred Term Securities XXV Ltd.,
6.200%, due 06/22/37	03/14/07	5,000,000	0.28	4,996,875	0.28

		$65,736,079	3.66%	$65,897,158	3.66%

UBS Relationship Funds (unaudited)

1) Investment valuation
Each Fund calculates its net asset value based on the current market value for its portfolio securities. The Funds normally obtain market values for their securities from independent pricing sources and broker-dealers. Independent pricing sources may use last reported sale prices, current market quotations if market prices are not readily available, or valuations from computerized “matrix” systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities. Securities traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ official closing price. Other OTC securities are valued at the last available bid price prior to valuation. Securities which are listed on US and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), the investment manager of the Funds. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an international diversified organization with headquarters in Zurich and Basel, Switzerland and operations in many areas of the financial services industry. Investments in affiliated investment companies are valued at the daily closing net asset value of the respective investment company. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). Factors that are considered in making this determination include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities; and the evaluation of forces which influence the market in which the securities are purchased and sold.

Certain securities in which the Funds invest are traded in markets that close before 4:00 p.m. Eastern Time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m. Eastern Time will not be reflected in the Fund’s NAV. However, such developments may be determined to be so significant that they will materially affect the value of the Fund’s securities. Some Funds may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. If a security is valued at a “fair value”, that value is likely to be different from the last quoted market price for the security. Previous closing prices may be adjusted to reflect what the Board believes to be the fair value of these securities as of 4:00 p.m. Eastern Time.

Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services. Short-term obligations with a maturity of 60 days or less are valued at amortized cost, which approximates market value. Swap transactions are valued daily based upon future cash flows and other factors, such as interest rates and underlying securities.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of March 31, 2007, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosure will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of operations for a fiscal period.

2) Short sales
UBS U.S. Equity Alpha Relationship Fund (“Equity Alpha”) enters into short sales whereby it sells a security it generally does not own, in anticipation of a decline in the security’s price. The initial amount of a short sale is recorded as a liability which is marked to market daily. Fluctuations in the value of this liability are recorded as unrealized gains or losses. If Equity Alpha shorts a security when also holding a long position in the security (a “short against the box”), as the security price declines, the short position increases in value, offsetting the long position’s decrease in value. The opposite effect occurs if the security price rises. Equity Alpha will realize a gain or loss upon closing of the short sale (returning the security to the counterparty by way of purchase or delivery of a long position owned). Equity Alpha is liable to the buyer for any dividends payable on the securities while those securities are in a short position. These dividends are booked as an expense of the Fund. Equity Alpha designates collateral consisting of cash, US government securities or other liquid assets sufficient to collateralize the market value of short positions. The Fund is charged a securities loan fee equal to 0.40% of short market value in connection with short sale transactions.

3) Swap agreements
The Funds may engage in swaps, including but not limited to interest rate, currency, credit default and equity swaps. A Fund expects to enter into these transactions to preserve a return or spread on a particular investment or portion of the portfolio’s duration, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Interest rate swaps
Certain Funds may enter into interest rate swap agreements with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) to protect themselves from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Credit default swaps
Credit default swap agreements involve commitments to pay interest and principal in the event of a default of a security. As a buyer, the Fund would make periodic payments to the counterparty, and the Fund would receive payments only upon the occurrence of a credit event. If no credit event occurs, the Fund will lose its periodic stream of payments over the term of the contract. However, if a credit event does occur, the Fund typically would receive full notional value for a reference obligation that may have little or no value. Credit default swaps may involve greater risks than if the Fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk and credit risk.

As of March 31, 2007, none of the Funds had credit default swaps.

Total return swaps
Total return swap agreements involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Total return swaps are marked-to-market daily, and the change, if any, is recorded as unrealized appreciation or depreciation.

The use of swaps involves investment techniques and risks different from those associated with ordinary portfolio security transactions. If UBS Global AM is incorrect in its forecast of market values, interest rates and other applicable factors, the investment performance of the Funds will be less favorable than it would have been if this investment technique was never used. Swaps do not involve the delivery of securities or other underlying assets or principal, and are subject to counterparty risk. If the other party to a swap defaults and fails to consummate the transaction, a Fund’s risk of loss will consist of the net amount of interest payments that the Fund is contractually entitled to receive. Therefore, the Fund would consider the creditworthiness of the counterparty to a swap contract in evaluating potential credit risk.

The Funds will accrue for interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swap contracts on the Statements of assets and liabilities. Once interim payments are settled in cash, the net amount is recorded as realized gain/loss on swaps, in addition to realized gain/loss recorded upon the termination of swap contracts on the Statements of operations. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation of swaps.

At March 31, 2007, the following funds had outstanding interest rate swap contracts with the following terms:

UBS Absolute Return Investment Grade Bond Relationship Fund

			Rate Type

			Payments		Payments		Unrealized
			made by the		received by the		appreciation/
Notional amount		Termination dates	Fund		Fund		(depreciation)
USD	145,000,000	12/19/07	—	[1]	5.0300%		$(14,113)
USD	30,600,000	12/08/08	4.9210%		5.3400	[2]	(300,675)
USD	285,000,000	12/17/08	4.5750		—	[1]	29,765
USD	28,000,000	06/13/09	—	[1]	5.3965%		247,134
USD	150,000,000	12/16/09	—	[1]	4.6900%		(24,906)
USD	4,700,000	12/08/11	4.8530		5.3400	[2]	(31,170)
USD	5,600,000	12/08/16	4.9510		—	[1]	16,189
USD	6,500,000	06/13/17	5.5575		—	[1]	(187,788)

							$(265,564)

1	Rate based on 3 month LIBOR (USD BBA). This is a forward starting trade and, as such, a floating rate has not been assigned as of March 31, 2007.

2	Rate based on 3 month LIBOR (USD BBA).

BBA	British Banking Association

Currency type abbreviation:
USD	United States Dollar

UBS Short Duration Relationship Fund

			Rate Type

			Payments	Payments		Unrealized
			made by the	received by the		appreciation/
Notional amount		Termination dates	Fund	Fund		(depreciation)
USD	180,000,000	12/19/07	— [1]	5.0300%		$(17,520)
USD	360,000,000	12/17/08	4.5750%	—	[1]	37,598
USD	33,000,000	06/13/09	— [1]	5.3965%		291,265
USD	190,000,000	12/16/09	4.6900	—	[1]	(31,548)
USD	8,000,000	06/13/17	5.5575	—	[1]	(231,124)

						$48,671

1	Rate based on 3 month LIBOR (USD BBA). This is a forward starting trade and, as such, a floating rate has not been assigned as of March 31, 2007.

BBA	British Banking Association

Currency type abbreviation:
USD	United States Dollar

UBS U.S. Bond Relationship Fund

			Rate Type

			Payments	Payments		Unrealized
			made by the	received by the		appreciation/
Notional amount		Termination dates	Fund	Fund		(depreciation)
USD	95,000,000	12/19/07	5.0300%	—	[1]	$(9,247)
USD	19,000,000	12/17/08	4.5750	—	[1]	19,843
USD	17,000,000	06/13/09	— [1]	5.3965%		150,046
USD	25,000,000	12/07/09	4.5810	—	[1]	(102,659)
USD	100,000,000	12/16/09	4.6900	—	[1]	(16,604)
USD	4,000,000	06/13/17	5.5575	—	[1]	(115,562)
USD	6,000,000	12/07/17	4.8910	—	[1]	126,753

						$52,570

1	Rate based on 3 month LIBOR (USD BBA). This is a forward starting trade and, as such, a floating rate has not been assigned as of March 31, 2007.

BBA	British Banking Association

Currency type abbreviation:
USD	United States Dollar

At March 31, 2007, the UBS Opportunistic Emerging Markets Debt Relationship Fund had outstanding total return swap contracts with the following terms:

Rate Type

			Payments	Payments
			made by the	received by the	Unrealized
Notional amount		Termination date	Fund	Fund	appreciation
KZT	219,992,500	02/08/08	$1,749,652 [1]	— [2]	$14,304

Currency type abbreviation:
KZT	Kazakhstan Tenge

1	Payment made 02/26/07 to fully fund swap.
2	Rate is equal to the total return of the JSC Alliance Bank 9.000% bond, due 02/08/08.

4) Transactions with affiliates
The Funds may invest in shares of certain affiliated investment companies also sponsored by the Advisor. The Funds pay no management fees to these affiliated investment companies. Investments in affiliated investment companies for the quarter ended March 31, 2007 were as follows:

			UBS Global Securities Relationship Fund

					Change in net
				Net	unrealized
	Value		Sales	realized	appreciation/	Value
Affiliates	12/31/06	Purchases	proceeds	gain (loss)	(depreciation)	03/31/07

UBS Emerging Markets Equity Relationship Fund	$129,156,543	—	$14,000,000	$8,219,037	$(4,776,169)	$118,599,411
UBS Global ex U.S. Smaller Cap Equity
Completion Relationship Fund	—	$4,500,000	—	—	170,010	4,670,010
UBS Small-Cap Equity Relationship Fund	83,961,743	—	—	—	3,761,550	87,723,293
UBS Corporate Bond Relationship Fund	53,858,371	5,000,000	2,000,000	151,354	876,486	57,886,211
UBS High Yield Relationship Fund	26,337,372	—	—	—	559,053	26,896,425
UBS U.S. Securitized Mortgage Relationship Fund	104,292,392	6,000,000	—	—	1,425,747	111,718,139

UBS International Equity Relationship Fund

Change in net
				Net	unrealized
	Value		Sales	realized	appreciation/	Value
Affiliates	12/31/06	Purchases	proceeds	gain (loss)	(depreciation)	03/31/07

UBS Global ex U.S. Smaller Cap Equity
Completion Relationship Fund	—	$9,000,000	$7,730,223	$200,223	$55,537	$1,525,537

The Funds may invest in shares of UBS Supplementary Trust—U.S. Cash Management Prime Fund (“Supplementary Trust”). Supplementary Trust is managed by the Advisor and is offered as a cash management option only to mutual funds and certain other accounts managed by the Advisor. Supplementary Trust pays no management fees to the Advisor. Distributions received from Supplementary Trust are reflected as affiliated interest income. Amounts relating to those investments at March 31, 2007 and for the period then ended were as follows:

						%
	Value		Sales	Interest	Value	of net
Fund	12/31/06	Purchases	proceeds	income	03/31/07	assets

UBS Global Securities Relationship Fund	$146,987,238	$193,589,512	$166,027,652	$1,533,549	$174,549,098	5.90%
UBS Emerging Markets Equity Relationship Fund	10,746,576	56,527,159	56,145,093	133,849	11,128,642	1.26
UBS International Equity Relationship Fund	7,368,914	8,826,955	15,073,167	31,346	1,122,702	0.12
UBS Small-Cap Equity Relationship Fund	28,460,460	49,067,617	37,869,901	392,924	39,658,176	7.12
UBS U.S. Large Cap Equity Relationship Fund	14,538,298	8,040,526	16,514,064	150,475	6,064,760	1.38
UBS U.S. Large-Cap Value Equity Relationship Fund	2,968,928	5,317,912	3,346,377	52,925	4,940,463	4.07
UBS Corporate Bond Relationship Fund	2,824,548	39,159,708	38,707,911	88,944	3,276,345	0.70
UBS High Yield Relationship Fund	4,860,278	17,267,564	19,266,223	48,745	2,861,619	2.62
UBS Opportunistic High Yield Relationship Fund	9,029,678	53,208,292	52,197,105	180,615	10,040,865	4.56
UBS U.S. Bond Relationship Fund	900,629	6,504,942	5,641,637	29,497	1,763,934	2.05
UBS U.S. Cash Management Prime Relationship Fund	607,594,929	354,945,782	329,660,520	8,419,315	632,880,191	100.00
UBS U.S. Securitized Mortgage Relationship Fund	30,455,522	211,549,060	197,142,344	574,662	44,862,238	2.49

The Funds may invest in shares of the UBS U.S. Cash Management Prime Relationship Fund (“Cash Prime”). Cash Prime is offered as a cash management option only to mutual funds and certain other accounts. Distributions received from Cash Prime are reflected as affiliated interest income. Amounts relating to those investments at March 31, 2007 and for the period then ended, were as follows:

						%
	Value		Sales	Interest	Value	of net
Fund	12/31/06	Purchases	proceeds	income	03/31/07	assets

UBS Emerging Markets Equity Completion Relationship Fund	$631,566	$2,174,174	$2,364,383	$11,196	$441,357	0.67%
UBS U.S. Equity Alpha Relationship Fund	10,157,478	22,939,943	31,291,607	33,682	1,805,815	0.21
UBS Global ex U.S. Smaller Cap Equity Completion Relationship Fund	—	167,402	10	295	167,392	0.38
UBS U.S. Smaller Cap Equity Completion Relationship Fund	—	45,403	22,314	41	23,089	1.04
UBS U.S. Large Cap Growth Equity Relationship Fund	952,254	8,992,741	8,230,550	20,522	1,714,445	0.52
UBS Absolute Return Investment Grade Bond Relationship Fund	2,640,230	17,172,043	12,626,914	90,923	7,185,359	5.59
UBS Opportunistic Emerging Markets Debt Relationship Fund	11,008,208	14,963,381	19,472,633	102,061	6,498,956	7.90
UBS Short Duration Relationship Fund	4,500,226	10,415,825	10,852,035	69,856	4,064,016	2.49

5) Security lending
The Funds may lend portfolio securities up to 33 1/3% of its net assets to qualified broker-dealers or financial institutions. UBS Global Securities Relationship Fund loaned securities to certain brokers, with the Fund’s custodian acting as the Fund’s lending agent. The Fund earned negotiated lender’s fees, which are included in securities lending revenue. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in UBS Supplementary Trust—U.S. Cash Management Prime Fund, an affiliate, as shown in the Schedule of Investments. In addition, the UBS Global Securities Relationship Fund received US Government Agency securities as collateral amounting to $99,272,915, which cannot be resold. Each Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, each Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund monitors the market value of securities loaned on a daily basis and initially requires collateral against the loaned securities in an amount at least equal to 102% of the value of domestic securities loaned and 105% of the value of foreign securities loaned. The value of loaned securities and related collateral outstanding at March 31, 2007, were as follows:

		Market value of collateral	Market value of
	Market value of	received from	investment of cash
Fund	securities loaned	securities loaned	collateral received

UBS Global Securities Relationship Fund	$170,985,796	$175,968,042	$76,695,127

6) Option writing
Certain Funds may write (sell) put and call options on foreign or US securities in order to gain exposure to or protect against changes in the markets. When a Fund writes a call or a put option, an amount equal to the premium received by the Fund. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. If an option which the Fund has written either expires on its stipulated expiration date or the Fund enters in a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security or derivative instrument, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund recognizes a realized capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security or derivative instrument and the proceeds from sale are increased by the premium originally received. If a put option which the Fund has written is exercised, the amount of the premium originally received reduces the cost of the security or derivative instrument which the Fund purchases upon exercise of the option.

In writing an option, the Funds bear the market risk of an unfavorable change in the price of the derivative instrument, security or currency underlying the written option. Exercise of an option written by a Fund could result in the Fund selling or buying a derivative instrument, security or currency at a price different from current market value.

Written option activity for the three months ended March 31, 2007 for UBS Absolute Return Investment Grade Bond Relationship Fund was as follows:

		Amount of
	Number of	premiums
	contracts	received

Options outstanding at December 31, 2006	739	$52,944
Options written	1,002	150,444
Options terminated in closing purchase transactions	—	—
Option expired prior to exercise	—	—
Options exercised	—	—

Options outstanding at March 31, 2007	1,741	$203,388

Written option activity for the three months ended March 31, 2007 for UBS Short Duration Relationship Fund was as follows:

		Amount of
	Number of	premiums
	contracts	received

Options outstanding at December 31, 2006	1,159	$83,034
Options written	666	86,285
Options terminated in closing purchase transactions	—	—
Option expired prior to exercise	—	—
Options exercised	—	—

Options outstanding at March 31, 2007	1,825	$169,319

Written option activity for the three months ended March 31, 2007 for UBS U.S. Bond Relationship Fund was as follows:

		Amount of
	Number of	premiums
	contracts	received

Options outstanding at December 31, 2006	734	$58,480
Options written	301	21,144
Options terminated in closing purchase transactions	(52)	(5,655)
Option expired prior to exercise	(75)	(11,438)
Options exercised	—	—

Options outstanding at March 31, 2007	908	$62,531

For more information regarding the Funds’ other significant accounting policies, please refer to the Funds’ annual report to Shareholders dated December 31, 2006.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Relationship Funds

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	May 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	May 30, 2007

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	May 30, 2007